STATE FARM MUTUAL FUND TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 2000

                               Table of Contents

Letter to Shareowners                             2
Portfolio of Investments
Equity Fund                                       3
Small Cap Equity Fund                             7
International Equity Fund                        13
Equity and Bond Fund                             19
Bond Fund                                        20
Tax Advantaged Bond Fund                         23
Money Market Fund                                25
Financial Statements
Statements of Assets and Liabilities             26
Statements of Operations                         28
Statements of Changes in Net Assets              30
Notes to Financial Statements                    32
Financial Highlights                             41
Report of Independent Auditors                   51
Master Index Portfolios
S&P 500 Index Master Portfolio
Schedule of  Investments                         52
Financial Statements
Statements of Assets and Liabilities             66
Statements of Operations                         67
Statements of Changes in Net Assets              68
Notes to Financial Statements                    69
Report of Independent Auditors                   73
Russell 2000 Index Master Portfolio
Schedule of  Investments                         74
Financial Statements
Statements of Assets and Liabilities             98
Statements of Operations                         99
Statements of Changes in Net Assets             100
Notes to Financial Statements                   101
Report of Independent Auditors                  104
International Index Master Portfolio
Schedule of  Investments                        105
Financial Statements
Statements of Assets and Liabilities            119
Statements of Operations                        120
Statements of Changes in Net Assets             121
Notes to Financial Statements                   122
Report of Independent Auditors                  126

                          State Farm Mutual Fund Trust



Dear Shareowner:

     It is a pleasure for me to write this first letter to shareowners of the State Farm Retail Funds. After much planning and preparation, the prospectus for the State Farm Mutual Fund Trust became effective on December 18, 2000. Since that date, the S&P 500 experienced a slight negative return of 0.15%. Speaking generally, prices of international and small-cap common stocks have risen, with small-cap shares showing the highest equity returns. Municipal bond yields have been flat, while interest rates on taxable bonds declined somewhat. Results produced by the Retail Funds since December 18 reflect these general trends.

     State Farm looks forward to offering these exciting new products to its customers.


                                   Sincerely,

                                   /s/ Kurt G. Moser

                                   Kurt G. Moser
                                   Senior Vice President-Investments


Report on shareholder meeting

On November 21, 2000, the shareholder of the Fund had a special shareholder meeting. The shareholder took the following actions at the meeting:

- elected the following seven persons to serve as Trustees of State Farm Mutual Fund Trust (the "Trust"): Edward B. Rust, Jr., Roger S. Joslin, Thomas M. Mengler, James A. Shirk, Donald A. Altorfer, Victor J. Boschini, and David L. Vance
- approved the investment advisory and management services agreement between the Trust and State Farm Investment Management Corp. ("SFIMC")
- approved the investment sub-advisory agreement between the Trust, SFIMC, and Capital Guardian Trust Company
-    approved Ernst & Young, LLP as the auditor for the Trust

The shareholder of the Trust voted all of the Trust's outstanding shares on November 21, 2000, in favor of these actions.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

Shares                                                   Value
------------                                          ------------
COMMON STOCKS (98.9%)
Agriculture, Foods, & Beverage (5.7%)
     23,000 Archer-Daniels-Midland Company          $     345,000
      3,400 Campbell Soup Company                         117,725
     17,500 The Coca-Cola Company                       1,066,406
      3,900 Kellogg Company                               102,375
      4,700 McCormick & Co. Inc.                          169,494
     11,100 Pepsico Inc.                                  550,144
      7,000 Sara Lee Corp.                                171,938
      7,600 Sysco Corp.                                   228,000
                                                      ------------
                                                        2,751,082
                                                      ------------

Mining & Metals (1.1%)
     20,000 Billiton PLC                                   77,199
      3,600 Newmont Mining Corp.                           61,425
      3,000 Nucor Corporation                             119,063
      4,000 Rio Tinto PLC ADR                             288,250
                                                      ------------
                                                          545,937
                                                      ------------

Banks (5.4%)
      6,900 ABN Amro Holding NV                           156,825
     10,600 Bank of America Corp                          486,275
      2,300 Northern Trust Corp.                          187,594
      7,300 Popular Inc. ADR                              192,081
      4,700 Southtrust Corp.                              191,231
      5,200 Suntrust Banks Inc.                           327,600
      4,600 Wachovia Corporation                          267,375
     14,200 Wells Fargo & Company                         790,763
                                                      ------------
                                                        2,599,744
                                                      ------------

Media & Broadcasting (3.6%)
     26,100 The Walt Disney Company                       755,269
      2,600 Reuters Group PLC ADR                         256,100
     15,400 Viacom Inc. Class B (a)                       719,950
                                                      ------------
                                                        1,731,319
                                                      ------------

Telecom (7.4%)
     10,600 Bellsouth Corp.                               433,937
      2,100 Level 3 Communications (a)                     68,906
      6,000 Qwest Communications Int'l. (a)               246,000
     25,100 SBC Communications                          1,198,525
      1,700 Telefonica SA ADR                              85,000
     13,500 Verizon Communications                        676,688
     13,400 Vodafone Group PLC ADR                        479,888
     24,100 Worldcom Inc. (a)                             337,400
      3,400 XO Communications Inc. (a)                     60,563
                                                      ------------
                                                        3,586,907
                                                      ------------

Chemicals (1.6%)
      4,100 Air Products & Chemicals Inc.                 168,100
      6,500 Dow Chemical                                  238,062
      7,700 EI du Pont de Nemours & Co.                   372,006
        534 Syngenta AG ADR (a)                             5,841
                                                      ------------
                                                          784,009
                                                      ------------

                See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

Shares                                                   Value
------------                                          ------------
Telecom Equipment (5.6%)
     11,100 ADC Telecommunications Inc. (a)         $     201,187
     36,600 LM Ericsson Telephone Co. ADR                 409,463
      1,400 Extreme Networks Inc. (a)                      54,775
     14,700 Lucent Technologies Inc.                      198,450
     15,600 Motorola Inc.                                 315,900
     11,200 Nokia Corporation ADR                         487,200
     27,500 Nortel Networks Corp. ADR                     881,719
      3,100 Tellabs Inc. (a)                              175,150
                                                      ------------
                                                        2,723,844
                                                      ------------

Computers (3.2%)
     27,300 Hewlett-Packard Company                       861,656
      8,000 Int'l. Business Machines Co.                  680,000
                                                      ------------
                                                        1,541,656
                                                      ------------

Computer Software & Services (8.3%)
      3,800 Automatic Data Processing Inc.                240,587
     35,400 Cisco Systems Inc. (a)                      1,354,050
     10,100 EMC Corp. (a)                                 671,650
     19,900 Microsoft Corporation (a)                     865,650
     26,100 Oracle Corp. (a)                              758,531
        700 Check Point Software Technology Ltd. (a)       93,494
                                                      ------------
                                                        3,983,962
                                                      ------------

Consumer & Marketing (4.9%)
      4,900 AptarGroup Inc.                               143,937
      2,300 Clorox Co.                                     81,650
      4,200 Colgate Palmolive Co.                         271,110
      8,700 The Gillette Company                          314,287
      1,800 Kimberly Clark Corp.                          127,242
     12,800 McDonald's Corporation                        435,200
      3,000 Nestle SA ADR                                 344,250
      8,500 Procter & Gamble Co.                          666,719
                                                      ------------
                                                        2,384,395
                                                      ------------

Financial Services (5.0%)
      9,500 American Express Company                      521,906
     24,200 Citigroup Inc.                              1,235,712
      2,700 Intuit Inc. (a)                               106,481
      9,500 MBNA Corporation                              350,906
      7,500 Charles Schwab Corp.                          212,813
                                                      ------------
                                                        2,427,818
                                                      ------------
Utilities & Energy (0.9%)
      3,600 AES Corp.                                     199,350
      2,900 Duke Energy Corp.                             247,225
                                                      ------------
                                                          446,575
                                                      ------------

                See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000


Shares                                                   Value
------------                                          ------------
Electronic/Electrical Mfg. (9.3%)
      1,000 ABB Ltd.                                $     107,295
      6,100 Applied Materials Inc. (a)                    232,944
      3,600 Emerson Electric Co.                          283,725
     44,000 General Electric Company                    2,109,250
     30,000 Intel Corporation                             907,500
      4,800 KLA-Tencor Corp. (a)                          161,700
      2,500 Linear Technology Corp.                       115,625
     11,800 Texas Instruments Inc.                        559,025
                                                      ------------
                                                        4,477,064
                                                      ------------

Health Care (19.1%)
     10,200 Abbott Laboratories                           494,062
      1,200 Allergan Inc.                                 116,175
      4,700 American Home Products Corp.                  298,685
      5,500 Amgen Inc. (a)                                351,656
      4,300 Astrazeneca PLC ADR                           221,450
      2,400 Baxter International Inc.                     211,950
      4,300 Biomet Inc.                                   170,656
      8,200 Bristol-Myers Squibb                          606,287
      3,300 GlaxoSmithKline PLC ADR (a)                   184,811
      2,800 Guidant Corp.                                 151,025
     13,200 Johnson & Johnson                           1,386,825
      5,700 Eli Lilly & Co.                               530,456
      9,300 Medtronic Inc.                                561,488
     14,100 Merck & Co. Inc.                            1,320,113
     39,900 Pfizer Inc.                                 1,835,400
      6,700 Pharmacia Corp.                               408,700
      6,600 Schering Plough Corp.                         374,550
                                                      ------------
                                                        9,224,289
                                                      ------------

Machinery & Manufacturing (3.6%)
      8,200 Caterpillar Inc.                              387,962
      7,000 Corning Incorporated                          369,687
      5,500 Illinois Tool Works                           327,594
      5,300 Minnesota Mining & Manufacturing              638,650
                                                      ------------
                                                        1,723,893
                                                      ------------

Oil & Gas (8.2%)
      1,600 Anadarko Petroleum Corp.                      113,728
     15,700 BP Amoco PLC ADR                              751,638
      5,500 Chevron Corporation                           464,406
      2,000 Devon Energy                                  121,940
     21,200 Exxon Mobil Corp.                           1,843,075
     10,900 Royal Dutch Petroleum Company ADR             660,131
                                                      ------------
                                                        3,954,918
                                                      ------------

Retailers (4.9%)
     13,300 Home Depot Inc.                               607,644
     28,600 Wal-Mart Stores Inc.                        1,519,375
      5,600 Walgreen Co.                                  234,150
                                                      ------------
                                                        2,361,169
                                                      ------------

                See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

Shares                                                   Value
------------                                          ------------
Technology (1.1%)
      5,500 Agilent Technologies Inc. (a)           $     301,125
      3,900 Lattice Semiconductor Corp. (a)                71,663
        300 SAP AG                                         42,481
      3,100 Solectron Corp. (a)                           105,090
                                                      ------------
                                                          520,359
                                                      ------------

Total common stocks                                    47,768,940
(cost $50,429,064)

SHORT-TERM INVESTMENTS (3.0%)
 $1,465,689 Chase Vista Treasury Plus Money             1,465,689
            Market Fund (cost $1,465,689)             ------------


TOTAL INVESTMENTS (101.9%)                             49,234,629
(cost $51,894,753)

LIABILITIES, NET OF OTHER ASSETS (-1.9%)                 (930,583)
                                                      ------------

NET ASSETS (100.0%)                                 $  48,304,046
                                                      ============

Notes:
(a) Non-income producing security.

At December 31, 2000, net unrealized depreciation of $2,660,124 consisted of gross unrealized appreciation of $2,261,378 and gross unrealized depreciation of $4,921,502 based on cost of $51,894,753 for federal income tax purposes.


                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
COMMON STOCKS (98.7%)
Commercial Service/Supply (4.7%)
         11,000 Banta Corp.                                  $       279,620
         13,000 Dollar Thrifty Automotive (a)                        243,750
          5,300 Entercom Communications Corp. (a)                    182,519
         14,000 Entravision Communications (a)                       257,250
         23,100 Harris Interactive Inc. (a)                           85,181
          5,200 Korn Ferry International (a)                         110,500
         14,500 Nanometrics Inc. (a)                                 200,281
         25,400 Radio One Inc. Class D (a)                           279,400
         10,000 Sirius Satellite Radio Inc. (a)                      299,375
         25,000 Therma-Wave Inc. (a)                                 350,000
         33,000 24/7 Media Inc. (a)                                   17,532
                                                               --------------
                                                                   2,305,408
                                                               --------------

Telecom (2.4%)
          4,400 Advanced Fibre Communications (a)                     79,475
         12,000 Advanced Switching Communications (a)                 58,500
          1,500 BHC Commications Inc.                                193,875
         11,000 Digex Inc. Class A (a)                               247,500
         23,000 Focal Communications Corp. (a)                       161,000
         34,500 InterWAVE Communications (a)                          53,906
          6,200 Microtune Inc. (a)                                   102,688
         22,400 Omnisky Corp. (a)                                    186,200
          5,300 Webex Communications Inc. (a)                        110,638
                                                               --------------
                                                                   1,193,782
                                                               --------------

Telecom Equipment (3.1%)
         15,000 Anaren Microwave Inc. (a)                          1,007,812
          5,300 Blue Martini Software Inc. (a)                        70,225
         13,100 Click Commerce (a)                                   273,462
          9,100 Signalsoft Corp. (a)                                  89,294
         31,700 Superior TeleCom Inc.                                 61,419
                                                               --------------
                                                                   1,502,212
                                                               --------------

Financial Services (12.5%)
         23,000 American Capital Strategies                          579,312
         21,400 AmeriCredit Corp. (a)                                583,150
          4,000 WR Berkley Corp.                                     188,750
         20,000 CB Richard Ellis Services Inc. (a)                   292,500
         35,300 Corio Inc. (a)                                        72,806
          8,000 Everest Reinsurance Group Ltd. (a)                   573,000
         21,200 Fidelity National Financial                          783,075
         18,000 First American Financial Co.                         591,750
         11,400 Fulton Financial Corp.                               262,912
         30,000 Insignia Financial Group Inc. (a)                    356,250
         23,100 LendingTree Inc. (a)                                  47,644
         13,400 MeriStar Hospitality                                 263,813

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
         22,000 Official Payments Corp. (a)                  $       151,250
         22,000 San Juan Basin Realty                                277,750
          7,400 Santander Bancorp ADR                                142,450
         10,700 Silicon Valley Bancshares                            369,819
          5,500 South Financial Group Inc.                            72,875
         20,200 Trammell Crow Co. (a)                                272,700
         19,000 Waypoint Financial Corp.                             209,000
                                                               --------------
                                                                   6,090,806
                                                               --------------

Utilities (2.1%)
         10,000 MDU Resources Group Inc.                             325,000
          7,400 New Jersey Resources Corp.                           320,050
         12,400 WGL Holding Inc.                                     377,425
                                                               --------------
                                                                   1,022,475
                                                               --------------

Health Care (13.5%)
         11,000 Aclara Biosciences Inc. (a)                          119,625
         16,000 Antigenics Inc. (a)                                  177,000
          8,000 Aviron (a)                                           534,500
          7,000 Charles River Laboratories (a)                       191,625
         32,000 ChromaVision Medical System (a)                       84,000
         12,500 Diversa Corp. (a)                                    224,219
         12,400 Durect Corp. (a)                                     148,800
         30,000 Exelixis Inc. (a)                                    438,750
         11,000 Genaissance Pharmaceuticals (a)                      198,000
         13,000 Gene Logic Inc. (a)                                  238,875
         64,000 Heska Corp. (a)                                       44,000
         14,200 ILEX Oncology Inc. (a)                               373,637
          9,400 Illumina Inc. (a)                                    150,987
         18,000 Kendle International Inc. (a)                        178,875
         13,300 Lexicon Genetics Inc. (a)                            221,112
         11,000 LifePoint Hospital (a)                               551,375
         16,000 Medquist Inc. (a)                                    256,000
          8,400 Orthodontic Centers America (a)                      262,500
         14,400 Owens & Minor Inc.                                   255,600
          7,000 SonoSite  Inc. (a)                                    89,250
          8,300 Tanox Inc. (a)                                       325,256
         11,000 3-Dimensional Pharmaceutical (a)                     162,938
         11,400 Triad Hospitals Inc. (a)                             371,213
         10,000 Trimeris Inc. (a)                                    548,750
         17,000 Vical Inc. (a)                                       314,500
          9,500 Viropharma Inc. (a)                                  137,602
                                                               --------------
                                                                   6,598,989
                                                               --------------

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
Machinery & Manufacturing (4.7%)
         18,200 ASM International NV ADR (a)                 $       180,863
         13,000 August Technology Corp. (a)                          168,187
          3,500 BE Semiconductor Industries (a)                       31,937
          7,100 Borg Warner Inc.                                     284,000
         20,000 GaSonics International Corp. (a)                     367,500
          7,000 Hydril Co. (a)                                       122,937
         43,000 ON Semiconductor Corp. (a)                           225,750
          6,200 Oshkosh Truck Corp.                                  272,800
         14,200 Pentair Inc.                                         343,463
          7,000 Proton Energy Systems (a)                             73,500
         17,100 Unova Inc. (a)                                        61,988
          6,300 Zygo Corp. (a)                                       178,172
                                                               --------------
                                                                   2,311,097
                                                               --------------

Oil & Gas (0.8%)
          2,600 Coflexip SA ADR                                      163,475
          1,800 Midcoast Energy Resources Inc.                        39,263
          4,000 Seacor Smit Inc. (a)                                 210,500
                                                               --------------
                                                                     413,238
                                                               --------------

Transportation (4.8%)
          8,000 Alaska Air Group Inc.                                238,000
          7,000 Landstar Systems Inc. (a)                            388,062
         20,200 Polaris Industries Inc.                              802,950
          8,000 US Freightways Corp.                                 240,625
         41,000 Werner Enterprises Inc.                              697,000
                                                               --------------
                                                                   2,366,637
                                                               --------------

Consumer Staples (1.5%)
         14,300 Corn Products International Inc.                     415,594
         21,100 Flowers Industries Inc.                              332,325
                                                               --------------
                                                                     747,919
                                                               --------------

Technology (27.3%)
         18,000 ACTV Inc. (a)                                         76,500
         23,000 About.com Inc. (a)                                   619,562
         10,300 Agency.com Ltd. (a)                                   39,912
         25,000 Anadigics Inc. (a)                                   409,375
         14,300 Armor Holdings Inc. (a)                              249,356
         20,100 Ask Jeeves Inc. (a)                                   48,994
         35,000 Aspect Communications Inc. (a)                       281,641
         23,100 Broadbase Software Inc. (a)                          144,375
         47,200 Cambridge Tech Partners (a)                          123,900
         23,300 Click2learn.com Inc. (a)                             227,175
         19,000 Cymer Inc. (a)                                       488,953
          8,700 DSP Group Inc. (a)                                   183,108
          2,300 Documentum Inc. (a)                                  114,281

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
          3,300 Dupont Photomasks Inc. (a)                   $       174,384
         15,000 Electro Scientific Industries Inc. (a)               420,000
         22,000 Emcore Corp. (a)                                   1,034,000
         20,000 Exar Corp. (a)                                       619,687
         15,000 Extensity Inc. (a)                                    90,234
         33,000 Headhunter.net (a)                                   235,125
         19,400 Helix Technology Corp.                               459,234
          8,000 Ixia (a)                                             183,000
         13,800 InforMax Inc. (a)                                    143,175
         47,000 LTX Corp. (a)                                        608,797
         10,500 MatrixOne Inc. (a)                                   190,969
         21,000 MicroStrategy Inc. (a)                               199,500
         45,000 National Information Consortium Inc. (a)              68,907
         28,000 NetCreations Inc. (a)                                191,626
         12,000 NetRatings Inc. (a)                                  176,250
          7,200 Network Engines Inc. (a)                              30,150
         19,200 Niku Corp. (a)                                       140,400
          9,000 OTG Software Inc. (a)                                145,266
          9,100 Omnivision Technologies Inc. (a)                      29,575
         21,000 OpenTV Corp. ADR (a)                                 217,875
         20,000 PC-Tel Inc. (a)                                      215,000
          6,000 Parthus Technologies PLC ADR (a)                     157,500
         19,000 Power Integrations Inc. (a)                          218,500
          5,400 RSA Security Inc. (a)                                285,525
         13,400 Rayovac Corp. (a)                                    190,113
         27,000 Remec Inc. (a)                                       259,875
         31,000 Remedy Corp. (a)                                     513,438
          4,600 Resonate Inc. (a)                                     43,700
          7,000 Riverdeep Group PLC ADR (a)                          140,000
          7,900 Rudolph Technologies Inc. (a)                        238,481
          8,300 Saba Software Inc. (a)                               130,725
          9,700 Sawtek Inc. (a)                                      448,019
          9,900 Selectica Inc. (a)                                   239,456
         20,100 Silicon Valley Group Inc.                            577,875
         37,000 SpeedFam-IPEC Inc.                                   224,313
         30,000 Valence Technology Inc. (a)                          279,375
          5,700 Veeco Instruments Inc. (a)                           228,713
          7,400 VIA NET.WORKS Inc. (a)                                28,213
          8,500 Virata Corp. (a)                                      92,438
         10,300 Websense Inc. (a)                                    149,350
          2,000 Wesco Intl Inc. (a)                                   14,500
          9,400 Witness Systems Inc. (a)                             126,900
         13,000 WorldGate Communications Inc. (a)                     49,563
         10,200 Zoran Corp. (a)                                      158,100
                                                               --------------
                                                                  13,374,958
                                                               --------------

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
Consumer Discretionary (12.2%)
         36,400 ANC Rental Corporation (a)                   $       127,400
          7,600 American Eagle Outfitters Inc. (a)                   321,100
         15,000 BUCA Inc. (a)                                        220,312
         10,000 Championship Auto Racing (a)                         210,000
         27,200 Cheap Tickets Inc. (a)                               265,200
          4,300 Childrens Place (a)                                   87,075
          7,000 Cox Radio Inc. (a)                                   157,937
         19,000 Crown Media Holdings Inc. (a)                        385,937
          6,800 Dollar Tree Stores Inc.  (a)                         166,600
          7,500 Factory 2-U Stores Inc. (a)                          248,437
          7,000 Hotel Reservations Network (a)                       198,625
         19,000 Insight Communications Inc. (a)                      446,500
          8,000 International Speedway Corp.                         304,000
          9,300 Kellwood Co.                                         196,462
          6,300 Libbey Inc.                                          191,363
         12,000 Martha Stewart Living (a)                            240,750
         16,500 Mediacom Communications Corp. (a)                    283,594
         11,200 Novel Denim Holdings Ltd. ADR (a)                     98,000
          3,300 Pixar Inc. (a)                                        99,000
         24,000 Ruby Tuesday Inc.                                    366,000
          5,900 Speedway Motorsports Inc. (a)                        141,600
         11,000 Steiner Leisure Ltd. ADR (a)                         154,000
         25,000 Stride Rite Corp.                                    175,000
         12,200 TiVo Inc. (a)                                         65,575
         17,500 Tommy Hilfiger Corp. ADR (a)                         171,719
          7,000 Vans Inc. (a)                                        118,563
          6,300 Westwood One Inc. (a)                                121,669
         12,000 Williams Sonoma Inc. (a)                             240,000
          9,300 World Wrestling Federation Enterprises (a)           148,800
                                                               --------------
                                                                   5,951,218
                                                               --------------

Materials & Processes (6.5%)
         21,000 Advanced Energy Industries (a)                       472,500
         11,000 American Superconductor Corp. (a)                    314,187
         13,000 Caraustar Industries Inc.                            121,875
         12,000 Ionics Inc. (a)                                      340,500
         46,000 Kaiser Aluminum Corp.                                169,625
          4,000 OM Group Inc.                                        218,500
          8,000 Quanta Services Inc. (a)                             257,500
         26,000 RPM Inc.                                             222,625
          8,000 Scotts Co. (a)                                       295,500
         10,000 Spartech Corp.                                       205,625
         11,200 Suiza Foods Corp. (a)                                537,600
                                                               --------------
                                                                   3,156,037
                                                               --------------


                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                         Value
----------------                                               --------------
Durable Products (2.6%)
         18,000 Columbus McKinnon Corp.                      $       159,750
         15,300 Donaldson Inc.                                       425,531
         40,000 Kulicke & Soffa Industries Inc. (a)                  450,000
          8,000 York International Corp.                             245,500
                                                               --------------
                                                                   1,280,781
                                                               --------------

Total common stocks                                               48,315,557
(cost $49,465,411)

SHORT-TERM INVESTMENTS (1.4%)
       $697,757 Chase Vista Treasury Plus Money Market Fund          697,757
                (cost $697,757)                                --------------


TOTAL INVESTMENTS (100.1%)                                        49,013,314
(cost $50,163,168)

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                             (76,585)
                                                               --------------

NET ASSETS (100.0%)                                          $    48,936,729
                                                               ==============

Notes:
(a) Non-income producing security

At December 31, 2000, net unrealized depreciation of $1,149,854 consisted of gross unrealized appreciation of $3,313,391 and gross unrealized depreciation of $4,463,245 based on cost of $50,163,168 for federal income tax purposes.


                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

     Shares                                                                     Value
------------------                                                      --------------------
COMMON STOCKS (93.7%)
United States (0.8%)
           10,300 Thomson Corp.                                      $              400,903
                                                                        --------------------

 Australia (3.3%)
           45,800 Australia & New Zeland Bank Group                                 366,153
           57,500 BHP LTD.                                                          605,970
           78,400 Fosters Brewing Group Ltd.                                        205,729
            9,100 National Australia Bank Ltd.                                      145,754
           66,300 Western Mining Corp. Holdings Ltd.                                282,232
                                                                        --------------------
                                                                                  1,605,838
                                                                        --------------------

 United Kingdom (19.4%)
           37,000 Astrazeneca PLC                                                 1,842,454
            5,400 Autonomy Copr. PLC                                                154,060
           28,700 BAE Systems PLC                                                   163,760
           24,000 GKN PLC                                                           253,450
            7,000 GlaxoSmithKline PLC                                               197,616
           16,000 Granada Compass PLC                                               174,106
           42,000 Granada Media                                                     266,624
           37,000 Halifax PLC                                                       366,696
            8,500 Land Securities PLC                                               106,967
          119,000 Lloyds TSB Group PLC                                            1,258,473
           79,200 New Dixons Group PLC                                              264,995
            8,600 Pearson PLC                                                       204,248
           12,000 Powergen PLC                                                      113,282
           16,900 Prudential PLC                                                    271,872
           18,600 Reuters Group PLC                                                 314,779
            8,300 Royal Bank of Scotland Group PLC                                  196,131
           34,200 Sema Group PLC                                                    150,572
           55,000 Shell Transport & Trading                                         451,022
           50,200 Unilever PLC                                                      429,657
          598,600 Vodafone Group PLC                                              2,195,066
                                                                        --------------------
                                                                                  9,375,830
                                                                        --------------------

 Canada (2.4%)
            9,100 Alcan Aluminum Ltd.                                               311,777
           19,300 ATI Technologies                                                  111,813
           32,000 Bombardier Inc. Class B                                           496,504
            6,000 Magna International Inc. Class A                                  252,114
                                                                        --------------------
                                                                                  1,172,208
                                                                        --------------------

 Finland (4.1%)
           43,900 Nokia OY                                                        1,955,025
                                                                        --------------------

                See accompanying notes to financial statements.
                                       13

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

     Shares                                                                     Value
------------------                                                      --------------------
 France (7.5%)
           15,800 Bouygues                                           $              714,741
            1,100 Compagnie De Saint Goban                                          172,537
            1,700 Groupe Danone                                                     255,970
            4,000 LVMH Company                                                      264,389
            7,600 Michelin Class B                                                  274,683
              600 Peugeot SA                                                        136,301
           15,000 Sanofi-Synthelabo                                                 998,490
            8,600 St. Microelectronics NV                                           374,927
            8,100 Television Francaise                                              436,664
                                                                        --------------------
                                                                                  3,628,702
                                                                        --------------------

 Germany (5.9%)
            9,000 Daimler Chrysler AG                                               377,514
            4,500 Deutsche Telekom AG                                               135,429
            5,400 Dresdner Bank AG                                                  235,166
            4,500 Epcos                                                             390,255
           15,800 Infineon Technologies AG                                          586,310
           13,000 Metro AG                                                          606,970
            3,800 Siemans Registered                                                495,926
                                                                        --------------------
                                                                                  2,827,570
                                                                        --------------------

 Hong Kong (3.7%)
           56,000 Cheung Kong                                                       716,173
           40,000 Hutchison Whampoa                                                 498,732
          158,000 Johnson Electric Holdings                                         242,072
           94,000 Li & Fung Ltd.                                                    171,136
          146,000 Shangri-la Asia Ltd.                                              158,176
                                                                        --------------------
                                                                                  1,786,289
                                                                        --------------------

 Ireland (1.4%)
           26,600 Allied Irish Banks PLC                                            309,241
           20,100 CRH PLC                                                           373,502
                                                                        --------------------
                                                                                    682,743
                                                                        --------------------

 Italy (3.5%)
           12,500 Assicurazione Generali                                            495,730
          112,600 ENI SPA                                                           717,859
          204,200 Olivetti                                                          487,241
                                                                        --------------------
                                                                                  1,700,830
                                                                        --------------------

                See accompanying notes to financial statements.
                                       14

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

     Shares                                                                     Value
------------------                                                      --------------------
 Japan (23.3%)
            5,100 Advantest Corp.                                    $              477,177
            3,500 Aiful Corp.                                                       285,546
           18,000 Daiwa Securities                                                  187,776
            2,900 Fanuc Co.                                                         197,036
           14,000 Furkukawa Electric                                                244,229
           25,000 Hitachi Ltd.                                                      222,543
            7,000 Honda Motor Co. Ltd.                                              260,756
            1,500 Hoya Corp.                                                        110,178
           21,000 Jusco Co.                                                         455,404
           88,000 Mitsubishi Heavy                                                  383,214
           21,000 Mitsui Fudosan                                                    208,421
            4,000 Murata Manufacturing Co. Ltd.                                     468,695
           64,000 Mycal Corp.                                                       137,114
           45,000 NEC Corp.                                                         822,402
            9,000 Nikko Securities Co.                                               69,648
            2,500 Nintendo Corp. Ltd.                                               393,275
               12 Nippon Telegraph and Telephone Corp.                               86,359
           85,000 Nissan Motors                                                     489,073
               51 NTT Docomo Inc.                                                   878,541
            1,100 Orix Corp.                                                        110,231
            2,500 Rohm Company                                                      474,379
           26,000 Sakura Bank Ltd.                                                  156,873
           22,000 Sekisui House Ltd.                                                201,032
            7,000 Shin-Etsu Chemical Co.                                            269,325
            7,000 Shionoig & Co. Ltd                                                142,620
           13,100 Sony Corp.                                                        904,949
           87,000 Sumitomo Marine & Fire                                            560,680
           17,000 Suzuki Motor Corp.                                                181,358
           10,000 Taiyo Yuden Co. Ltd.                                              334,033
           36,000 The Sanwa Bank Ltd.                                               252,151
            5,200 Tokyo Seimitsu Co. Ltd.                                           295,103
           48,000 Tokyu Corp.                                                       258,552
           89,000 Toray Industries                                                  334,649
            7,000 Tostem Corporation                                                 86,857
           13,000 Toyo Trust & Banking                                               40,924
            6,000 Yamanouchi Pharmaceutical                                         259,182
                                                                        --------------------
                                                                                 11,240,285
                                                                        --------------------

 Netherlands (6.2%)
           28,000 Aegon NV                                                        1,156,635
           12,500 Hagemeyer NV                                                      278,335
           10,700 Heinken NV                                                        646,549
            4,000 ING Group NV                                                      319,067
            8,500 Philips Electronics NV                                            310,957
            5,600 VNU NV                                                            274,852
                                                                        --------------------
                                                                                  2,986,395
                                                                        --------------------

                See accompanying notes to financial statements.
                                       15

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

     Shares                                                                     Value
------------------                                                      --------------------
 Norway (0.9%)
           10,000 Norsk Hydro ASA                                    $              422,476
                                                                        --------------------

 Portugal (0.6%)
           30,000 Portugal Telecom                                                  273,951
                                                                        --------------------

 Singapore (0.5%)
           21,000 Singapore Airlines                                                208,268
            3,000 United Overseas Bank                                               22,487
                                                                        --------------------
                                                                                    230,755
                                                                        --------------------

 Spain (1.4%)
           26,700 Banco Bilbao Vizcaya Argenta                                      396,767
           16,000 Telefonica SA                                                     264,015
                                                                        --------------------
                                                                                    660,782
                                                                        --------------------

 Sweeden (2.2%)
           46,000 Ericsson AB B Free                                                523,917
           25,000 Forenings Sparbanken Class A                                      382,740
            8,000 Svenska Handelbanken Class A                                      136,886
                                                                        --------------------
                                                                                  1,043,543
                                                                        --------------------

 Switzerland (6.6%)
              157 CIE Financial Richemont - UTS A                                   419,667
              400 Holderbank Fiancial Glaris - B                                    480,962
              160 Nestle                                                            372,931
              438 Novartis AG                                                       773,775
               26 Roche Holding AG                                                  264,689
              180 SCHW Reuckversicherungs                                           431,201
            3,500 Sygenta AG                                                        187,760
            1,500 Union Bank of Switzerland                                         244,643
                                                                        --------------------
                                                                                  3,175,628
                                                                        --------------------

 Total common stocks                                                             45,169,753
 (cost $46,935,594)                                                     --------------------


 FOREIGN CORPORATE BONDS (0.5%)
 Bermuda (0.5%)
      $30,000,000 Sanwa International Fin. Berm., 1.25%, 08/15/2005                 256,427
                  (cost $276,269)                                       --------------------

                See accompanying notes to financial statements.
                                       16

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

     Shares                                                                     Value
------------------                                                      --------------------
 SHORT-TERM INVESTMENTS (5.9%)
        2,826,360 Investors Bank & Trust Repurchase Agreements (b)   $            2,826,360
                    5.18% to be repurchased at $2,827,986 on 01/02/2001 --------------------
                    (cost $2,826,360)

TOTAL INVESTMENTS (100.1%)                                                       48,252,540
(cost $50,038,223)

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                                            (54,219)
                                                                        --------------------

NET ASSETS (100.0%)                                                  $           48,198,321
                                                                        ====================

Notes:

(a) Non-income producing security.

(b) Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency securities.

At December 31, 2000, net unrealized depreciation of $1,785,683 consisted of gross unrealized appreciation of $1,291,529 and gross unrealized depreciation of $3,077,212 based on cost of $50,038,223 for federal income tax purposes.

Approximately 30.5% of the investment securities in the Fund are denominated in the Euro, followed by 23.8% in the Japanese Yen, 15.6% in the U.K. Pound Sterling, 6.7% in the U.S. Dollar, 6.6% in the Swiss Franc, and 6.0% in the Swedish Krone. The remaining investment securities, representing 10.8% of net assets, are denominated in five currencies, each of which represents less than 5% of net assets.


                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000


INTERNATIONAL EQUITY FUND INDUSTRY CLASSIFICATIONS

INDUSTRY                                          VALUE      %
--------------------------------------------------------------------

Communications                               $   7,602,993  15.8 %

Consumer Goods & Services                        7,185,951  14.9

Machinery, Manufacturing & Construction          6,554,064  13.6

Real Estate and Other Financial                  5,149,797  10.7

Banks                                            4,807,666  10.0

Healthcare                                       4,478,826   9.3

Transportation                                   3,254,242   6.8

Mining & Refining                                2,699,945   5.6

Agriculture, Foods & Beverage                    2,349,330   4.9

Retail                                             592,518   1.2

Chemicals                                          269,325   0.5

Energy & Utilities                                 113,282   0.2

Other                                              111,814   0.2
                                             -----------------------

Total Stocks                                    45,169,753  93.7

Foreign Corporate Bonds                            256,427   0.5

Short-term Investments                           2,826,360   5.9
                                             -----------------------

Total Investments                               48,252,540 100.1

Liabilities, net of Other Assets                   (54,219) (0.1)
                                             -----------------------

Net Assets                                   $  48,198,321 100.0 %
                                             =======================


                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

    Shares                                                                  Value
---------------                                                          ------------
INVESTMENT IN MUTUAL FUNDS (100.0%)
     1,550,033 State Farm Mutual Fund Trust Equity Fund Class A (29.9%) $ 14,678,808
     1,550,033 State Farm Mutual Fund Trust Equity Fund Class B (29.9%)   14,678,808
       966,478 State Farm Mutual Fund Trust Bond Fund Class A (20.1%)      9,906,399
       966,478 State Farm Mutual Fund Trust Bond Fund Class B (20.1%)      9,906,400
                                                                         ------------
Total investment in mutual funds                                          49,170,415
(cost $50,273,195)

LIABILITIES, NET OF OTHER ASSETS (0.0%)                                       (3,279)
                                                                         ------------

NET ASSETS (100.0%)                                                     $ 49,167,136
                                                                         ============

Notes:
At December 31, 2000, net unrealized depreciation of $1,102,780 consisted of gross unrealized appreciation of $480,777 and gross unrealized depreciation of $1,583,557 based on cost of $50,273,195 for federal income tax purposes.


                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

  Principal                                               Coupon      Maturity
  Amount                                                   Rate         Date         Value
--------------                                           -----------------------  ------------
GOVERNMENT AGENCY SECURITIES (44.7%)
     $750,000 Federal Home Loan Mortgage Corporation        5.750%      7/15/03 $     751,762
    1,000,000 Federal Home Loan Mortgage Corporation        7.000%      7/15/05     1,049,300
    1,400,000 Federal Home Loan Mortgage Corporation        6.625%      9/15/09     1,455,426
    1,504,376 Federal Home Loan Mortgage Corporation        6.000%      11/1/28     1,457,364
    1,981,277 Federal Home Loan Mortgage Corporation        6.500%       6/1/29     1,953,420
      750,000 Federal National Mortgage Association         6.750%      8/15/02       762,428
      500,000 Federal National Mortgage Association         6.625%     10/15/07       521,840
    3,071,662 Federal National Mortgage Association         6.000%       9/1/13     3,030,378
    2,292,762 Federal National Mortgage Association         7.500%       9/1/29     2,323,577
      500,000 Federal National Mortgage Association         7.125%      1/15/30       559,610
    1,268,091 Federal National Mortgage Association         8.000%       3/1/30     1,297,016
    1,918,552 Federal National Mortgage Association         6.500%       5/1/30     1,890,963
    1,991,014 Federal National Mortgage Association         7.000%       8/1/30     1,992,248
    1,812,848 Government National Mortgage Association      6.500%      3/15/29     1,793,016
    1,935,596 Government National Mortgage Association      7.000%      6/15/29     1,943,455
                                                                                  ------------

Total government agency securities                                                 22,781,803
(cost $22,301,818)                                                                ------------


U.S. TREASURY OBLIGATIONS (25.7%)
    3,000,000 U.S. Treasury Notes                           5.875%     11/30/01     3,008,550
    3,000,000 U.S. Treasury Notes                           7.250%      5/15/04     3,192,690
    2,000,000 U.S. Treasury Notes                           6.500%     10/15/06     2,133,260
    1,600,000 U.S. Treasury Notes                           6.000%      8/15/09     1,688,720
    1,500,000 U.S. Treasury Bonds                           8.125%      8/15/19     1,940,550
    1,000,000 U.S. Treasury Bonds                           6.875%      8/15/25     1,169,020
                                                                                  ------------

Total U.S. treasury obligations                                                    13,132,790
(cost $12,787,875)                                                                ------------


CORPORATE BONDS (28.3%)
Agriculture, Foods, & Beverage (1.1%)
      500,000 ConAgra Inc.                                  7.875%      9/15/10       536,115
                                                                                  ------------

Aerospace/Defense (1.0%)
      500,000 Lockheed Martin Corp.                         7.700%      6/15/08       528,565
                                                                                  ------------

Foreign Governments (1.0%)
      500,000 Province of Ontario                           5.500%      10/1/08       482,200
                                                                                  ------------

Automotive (1.9%)
      500,000 Ford Motor Co.                                7.450%      7/16/31       465,865
      500,000 Visteon Corp.                                 7.950%       8/1/05       502,135
                                                                                  ------------
                                                                                      968,000
                                                                                  ------------

                See accompanying notes to financial statements.
                                       20

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

  Principal                                               Coupon      Maturity
  Amount                                                   Rate         Date         Value
--------------                                           -----------------------  ------------
Banks (1.0%)
     $500,000 Wells Fargo & Company                         7.250%      8/24/05 $     518,705
                                                                                  ------------

Media & Broadcasting (1.2%)
      500,000 Knight Ridder Inc.                            9.875%      4/15/09       583,205
                                                                                  ------------

Telecom (3.9%)
      500,000 Deutsche Telekom International                8.000%      6/15/10       509,515
      500,000 GTE North Inc.                                5.650%     11/15/08       459,330
    1,000,000 Vodafone Group PLC                            7.750%      2/15/10     1,032,020
                                                                                  ------------
                                                                                    2,000,865
                                                                                  ------------

Chemicals (1.0%)
      500,000 Rohm & Haas Co. (a)                           6.950%      7/15/04       505,660
                                                                                  ------------

Computers (1.0%)
      500,000 Hewlett-Packard Company                       7.150%      6/15/05       514,980
                                                                                  ------------

Consumer & Marketing (1.8%)
    1,000,000 Kimberly Clark Corp.                          6.250%      7/15/18       938,930
                                                                                  ------------

Financial Services (5.1%)
      500,000 Citigroup Inc.                                7.250%      10/1/10       517,160
      500,000 General Electric Capital Corp.                6.800%      11/1/05       515,970
      500,000 General Motors Acceptance Corp.               7.500%      7/15/05       513,735
      500,000 Household Finance                             8.000%       5/9/05       523,435
      500,000 Morgan Stanley Dean Witter & Co.              7.750%      6/15/05       526,440
                                                                                  ------------
                                                                                    2,596,740
                                                                                  ------------

Utilities (2.0%)
      500,000 Dominion Res Inc.                             7.625%      7/15/05       520,080
      500,000 Puget Sound Energy Inc.                       7.690%       2/1/11       518,690
                                                                                  ------------
                                                                                    1,038,770
                                                                                  ------------

Machinery & Manufacturing (2.1%)
    1,000,000 Deere & Co.                                   7.850%      5/15/10     1,073,760
                                                                                  ------------

Oil, Gas, & Other Energy (2.1%)
      500,000 Enron Corp.                                   6.400%      7/15/06       494,350
      500,000 Phillips Petroleum Co.                        8.750%      5/25/10       570,105
                                                                                  ------------
                                                                                    1,064,455
                                                                                  ------------

Forest Products (1.1%)
      500,000 Willamette Industries Inc.                    9.000%      10/1/21       539,265
                                                                                  ------------


                See accompanying notes to financial statements.
                                       21

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

  Principal                                               Coupon      Maturity
  Amount                                                   Rate         Date         Value
--------------                                           -----------------------  ------------
Retailers (1.0%)
     $500,000 Target Corp.                                  7.500%      2/15/05 $     522,050
                                                                                  ------------

Total corporate bonds                                                              14,412,265
(cost $14,102,472)                                                                ------------


Shares
--------------
SHORT-TERM INVESTMENTS (0.0%)
        8,280 Chase Vista Treasury Plus Money Market Fund                               8,280
              (cost $8,280)                                                       ------------


TOTAL INVESTMENTS (98.7%)                                                          50,335,138
(cost $49,200,445)

OTHER ASSETS, NET OF LIABILITIES (1.3%)                                               648,714
                                                                                  ------------

NET ASSETS (100.0%)                                                             $  50,983,852
                                                                                  ============

Notes:
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualifed institutional buyers. At December 31, 2000, the value of this security amounted to $505,660 or 1.0% of net assets.

At December 31, 2000, net unrealized appreciation of $1,134,693 consisted of gross unrealized appreciation of $1,141,201 and gross unrealized depreciation of $6,508 based on cost of $49,200,445 for federal income tax purposes.



                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

   Principal                                                                                    Coupon     Maturity
   Amount                                                                                        Rate      Date          Value
------------------                                                                            ---------------------   -----------
LONG-TERM MUNICIPAL BONDS (94.4%)
Georgia (4.1%)
       $2,000,000 Dekalb County, Georgia, Water & Sewerage Revenue Bonds,                           5.500%  10/1/14 $   2,127,600
                    Series 2000                                                                                       ------------

Illinois (2.0%)
        1,000,000 State of Illinois, General Obligation Bonds, Illinois FIRST, Series               5.750%  12/1/17     1,063,170
                    of December 2000                                                                                  ------------

Kansas (8.8%)
        2,300,000 State of Kansas, Department of Transportation, Highway                            5.750%   9/1/13     2,512,635
                    Revenue Bonds, Series 2000A
        2,000,000 Johnson County, Kansas, Unified School District # 229, Series A                   5.500%  10/1/16     2,079,100
                                                                                                                      ------------
                                                                                                                        4,591,735
                                                                                                                      ------------

Louisiana (4.8%)
        2,500,000 State of Louisiana, General Obligation Bonds, Series 2000-A                       5.000% 11/15/19     2,472,625
                                                                                                                      ------------

Michigan (8.9%)
        2,575,000 Forest Hills Public Schools, County of Kent, State of Michigan,                   5.250%   5/1/19     2,596,166
                    2000 School Building and Site Bonds (General Obligation -
                    Unlimited Tax)
        1,985,000 State of Michigan, General Obligation Bonds, Environmental                        5.250%  11/1/20     2,012,830
                    Protection Program, Series 2000                                                                   ------------
                                                                                                                        4,608,996
                                                                                                                      ------------

Mississippi (4.8%)
        2,400,000 State of Mississippi, Geneal Obligation Bonds, Capital                            5.500%  11/1/15     2,519,520
                         Improvements Issue, Series 2000                                                              ------------

Missouri (9.8%)
        2,415,000 State Environmental Improvement and Energy Resources                              5.625%   7/1/16     2,567,314
                    Authority, (State of Missouri), Water Pollution Control and
                    Drinking Water Revenue Bonds, (State Revolving Funds
                      Programs-Master Trust), Series 2000B
        2,500,000 Missouri Highways and Transportation Commission, State Road                       5.000%   2/1/17     2,508,575
                    Bonds, Series A 2000                                                                              ------------
                                                                                                                        5,075,889
                                                                                                                      ------------

Ohio (9.9%)
        2,400,000 City of Columbus, Ohio, General Obligation Bonds, Various                         5.500% 11/15/14     2,558,736
                    Purpose Unlimited Tax Bonds, Series 2000-1
        2,400,000 State of Ohio, Full Faith and Credit General Obligation                           5.750%   2/1/16     2,557,584
                    Infrastructure Improvement Bonds, Series 2000                                                     ------------
                                                                                                                        5,116,320
                                                                                                                      ------------

Oregon (6.9%)
        1,500,000 Eagle Point School District No. 9, Jackson County, Oregon,                        5.625%  6/15/17     1,576,140
                      General Obligation Bonds, Series 2000
        2,000,000 Reynolds School District No. 7, Multnomah County, Oregon,                         5.000%  6/15/18     1,985,940
                    General Obligation Bonds, Series 2000                                                             ------------
                                                                                                                        3,562,080
                                                                                                                      ------------

                See accompanying notes to financial statements.
                                       23

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000

   Principal                                                                                    Coupon     Maturity
   Amount                                                                                        Rate      Date          Value
------------------                                                                            ---------------------   -----------
Tennessee (9.8%)
       $2,440,000 Tennessee State School Bond Authority, Higher Educational                         5.400%   5/1/13 $   2,558,901
                    Facilities Second Program Bonds, Series A
        2,500,000 Williamson County, Tennessee, General Obligation Public                           5.400%   3/1/20     2,543,700
                    Improvement Bonds, Series 2000 (ULT)                                                              ------------
                                                                                                                        5,102,601
                                                                                                                      ------------

Texas (19.7%)
        2,400,000 City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall                       5.500%  10/1/13     2,539,728
                    Counties), Waterworks and Sewer System Revenue
                    Refunding Bonds, Series 2000
        2,400,000 City of San Antonio, Texas, Electric and Gas Systems Revenue                      5.750%   2/1/15     2,574,000
                    Bonds, New Series 2000A
        2,500,000 Plano Independent School District, (Collin County, Texas),                        5.125%  2/15/16     2,529,875
                    School Building Unlimited Tax Bonds, Series 2000
        2,550,000 Fort Bend Independent School District, (Fort Bend County,                         5.250%  8/15/17     2,594,855
                    Texas), Unlimited Tax School Building Bonds, Series 2000                                          ------------
                                                                                                                       10,238,458
                                                                                                                      ------------

Wisconsin (4.9%)
        2,500,000 State of Wisconsin, General Obligation Bonds of 2000, Series D                    5.300%   5/1/18     2,548,525
                                                                                                                      ------------

Total long-term municipal bonds                                                                                        49,027,519
(cost $47,559,267)

SHORT-TERM MUNICIPAL BONDS (4.8%)
Alaska (2.5%)
        1,300,000 City of Valdez, Alaska, Variable Rate Marine Terminal Revenue                     4.800%  11/1/03     1,300,000
                    Refunding Bonds, Series 1993A, (Mobil Alaska Pipeline Company Project)                            ------------

Hawaii (0.2%)
          100,000 City and County of Honolulu, Hawaii, General Obligation Bonds,                    5.000%   1/1/16       100,000
                    Series 2000 A                                                                                     ------------

Washington (2.1%)
        1,100,000 The City of Seattle, Washington, Municipal Light and Power                        4.900%  11/1/18     1,100,000
                       Adjustable Rate Revenue Bonds, 1993                                                            ------------

Total short-term municipal bonds                                                                                        2,500,000
(cost $2,500,000)

Shares
------------------
SHORT-TERM INVESTMENTS (0.1%)
           15,682 Chase Vista Treasury Plus Money Market Fund                                                              15,682
                  (cost $15,682)                                                                                      ------------

TOTAL INVESTMENTS (99.3%)                                                                                              51,543,201
(cost $50,074,949)

OTHER ASSETS, NET OF LIABILITIES (0.7%)                                                                                   378,159
                                                                                                                      ------------

NET ASSETS (100.0%)                                                                                                 $  51,921,360
                                                                                                                      ============

Notes:
At December 31, 2000, net unrealized appreciation of $1,468,252 consisted entirely of unrealized appreciation based on cost of $50,074,949 for federal income tax purposes.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 2000



  Shares or
  Principal                                                                  Coupon     Maturity
   Amount                                                                     Rate        Date             Value
----------------                                                           ------------------------   ---------------
SHORT-TERM INVESTMENTS (99.9%)
Agriculture, Foods, & Beverage (5.0%)
       $505,000 Coca-Cola                                                       6.31%      3/13/01 $         498,518
                                                                                                      ---------------

Computers (5.0%)
        500,000 International Business Machines Corporation                     6.34%      6/12/01           500,000
                                                                                                      ---------------

Financial Services (34.9%)
        500,000 Ford Motor Credit Co.                                           6.62%       1/2/01           500,000
        500,000 General Motors Acceptance Corp.                                 6.61%       1/4/01           500,000
        500,000 Caterpillar Finance                                             6.50%       1/8/01           499,187
        500,000 Household Finance                                               6.50%      1/25/01           500,000
        500,000 John Deere Credit Co.                                           6.53%       2/8/01           500,000
        500,000 Associates Corp. of North America                               6.50%       2/9/01           500,000
        500,000 General Electric Capital                                        6.36%      4/12/01           500,000
                                                                                                      ---------------
                                                                                                           3,499,187
                                                                                                      ---------------

Health Care (9.9%)
        500,000 Pfizer Inc. (a)                                                 6.50%      1/11/01           498,913
        500,000 Merck & Co. Inc.                                                6.55%      1/19/01           498,175
                                                                                                      ---------------
                                                                                                             997,088
                                                                                                      ---------------

Oil, Gas, & Other Energy (5.0%)
        500,000 Chevron Corporation                                             6.38%      1/12/01           500,000
                                                                                                      ---------------

U.S. Government (40.1%)
      1,000,000 Federal Home Loan Mortgage Corp.                                6.41%       1/9/01           998,214
        500,000 Federal National Mortgage Association                           6.41%      1/11/01           498,929
        558,000 Federal National Mortgage Association                           6.20%      2/15/01           553,482
      1,000,000 Federal National Mortgage Association                           6.34%       3/1/01           989,342
      1,000,000 Federal National Mortgage Association                           6.14%       4/9/01           982,892
                                                                                                      ---------------
                                                                                                           4,022,859
                                                                                                      ---------------

Money Market Mutual Funds (0.0%)
          3,559 Chase Vista Treasury Plus Money Market Fund                                                    3,559
                                                                                                      ---------------

Total short-term investments                                                                              10,021,211
(cost $10,021,211)

OTHER ASSETS, NET OF LIABILITIES (0.1%)                                                                        7,038
                                                                                                      ---------------

NET ASSETS (100.0)                                                                                 $      10,028,249
                                                                                                      ===============

Notes:
(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security is purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of this security amounted to $498,913 or 5% of net assets.

At December 31, 2000, the aggregate cost for federal income tax purposes was $10,021,211.

                          STATE FARM MUTUAL FUND TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                      Equity         Small Cap      International      S&P 500        Small Cap
                                                       Fund         Equity Fund      Equity Fund     Index Fund      Index Fund
                                                     ------------------------------------------------------------------------------
Assets
Investments in securities:
     At identified cost                             $  51,894,753       50,163,168      50,038,223              --              --
                                                     ==============================================================================

     At value                                       $  49,234,629       49,013,314      48,252,540              --              --
     In Master Index Portfolios                                --               --              --      49,912,933      52,219,457
Receivable for:
     Dividends and interest                                33,984           30,725           1,185              --              --
     Securities sold                                           --           89,939          18,486              --              --
     Expense cap reimbursement                                 --            2,499          11,090          29,118          30,949
Unrealized appreciation on forward foreign currency
   exchange contracts                                          --               --          68,021              --              --
                                                     ------------------------------------------------------------------------------
             Total Assets                              49,268,613       49,136,477      48,351,322      49,942,051      52,250,406
                                                     ------------------------------------------------------------------------------

Liabilities and Net Assets
Payable for:
     Securities purchased                                 901,230          148,219          88,094              --              --
     Manager                                               47,610           26,588          25,326           2,223           3,759
Accrued liabilities                                        15,727           24,941          39,581          40,993          42,993
                                                     ------------------------------------------------------------------------------
               Total Liabilities                          964,567          199,748         153,001          43,216          46,752
                                                     ------------------------------------------------------------------------------

Net assets applicable to shares
outstanding of common stock                         $  48,304,046       48,936,729      48,198,321      49,898,835      52,203,654
                                                     ==============================================================================

Class A Shares:
Fund shares outstanding                                 2,551,428        2,501,683       2,501,138       2,500,297       2,501,524

Net assets applicable to shares outstanding         $  24,152,023       24,469,593      24,102,314      24,950,886      26,103,300

Net asset value                                     $        9.47             9.78            9.64            9.98           10.43

Maximum offering price (100/97 of net asset value)  $        9.76            10.08            9.94           10.29           10.75

Class B Shares:
Fund shares outstanding                                 2,551,428        2,501,432       2,500,481       2,500,007       2,501,243

Net assets applicable to shares outstanding         $  24,152,023       24,467,136      24,096,007      24,947,949      26,100,354

Net asset value                                     $        9.47             9.78            9.64            9.98           10.43


Analysis of Net Assets
Paid in capital                                     $  50,967,774       50,031,000      50,015,475      50,003,075      50,029,500
Accumulated net realized gain (loss)                       (3,897)          55,223         (99,667)         11,916         (13,757)
Net unrealized appreciation (depreciation)             (2,660,124)      (1,149,854)     (1,718,278)       (116,200)      2,178,788
Undistributed net investment income                           293              360             791              44           9,123
                                                     ------------------------------------------------------------------------------

Net assets applicable to shares outstanding         $  48,304,046       48,936,729      48,198,321      49,898,835      52,203,654
                                                     ==============================================================================

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2000

                                                       International    Equity and         Bond      Tax Advantaged    Money Market
                                                        Index Fund       Bond Fund         Fund         Bond Fund          Fund
                                                     ----------------------------------------------------------------------------
Assets
Investments in securities:
     At identified cost                             $         --      50,273,195     49,200,445        50,074,949     10,021,211
                                                     ============================================================================

     At value                                       $         --      49,170,415     50,335,138        51,543,201     10,021,211
     In Master Index Portfolios                       50,769,553              --             --                --             --
Receivable for:
     Dividends and interest                                   --              --        672,245           407,969         10,973
     Securities sold                                          --              --             --                --             --
     Expense cap reimbursement                            29,971          16,770             --                --          5,542
Unrealized appreciation on forward foreign currency
   exchange contracts                                         --              --             --                --             --
                                                     ----------------------------------------------------------------------------
             Total Assets                             50,799,524      49,187,185     51,007,383        51,951,170     10,037,726
                                                     ----------------------------------------------------------------------------

Liabilities and Net Assets
Payable for:
     Securities purchased                                     --           3,279             --                --             --
     Manager                                               3,563              --          8,306             8,294            492
Accrued liabilities                                       42,993          16,770         15,225            21,516          8,985
                                                     ----------------------------------------------------------------------------
               Total Liabilities                          46,556          20,049         23,531            29,810          9,477
                                                     ----------------------------------------------------------------------------

Net assets applicable to shares
outstanding of common stock                          $50,752,968      49,167,136     50,983,852        51,921,360     10,028,249
                                                     ============================================================================

Class A Shares:
Fund shares outstanding                                2,500,362       2,512,475      2,491,928         2,522,010      5,014,616

Net assets applicable to shares outstanding         $ 25,377,989      24,583,568     25,543,704        25,960,680      5,014,616

Net asset value                                     $      10.15            9.78          10.25             10.29           1.00

Maximum offering price (100/97 of net asset value)  $      10.46           10.08          10.57             10.61             --

Class B Shares:
Fund shares outstanding                                2,500,067       2,512,475      2,481,826         2,522,010      5,013,633

Net assets applicable to shares outstanding         $ 25,374,979      24,583,568     25,440,148        25,960,680      5,013,633

Net asset value                                     $      10.15            9.78          10.25             10.29           1.00


Analysis of Net Assets
Paid in capital                                     $ 50,004,325      50,245,000     49,727,542        50,453,436     10,028,249
Accumulated net realized gain (loss)                     (81,926)         24,307        121,617              (328)            --
Net unrealized appreciation (depreciation)               827,859      (1,102,780)     1,134,693         1,468,252             --
Undistributed net investment income                        2,710             609             --                --             --
                                                     ----------------------------------------------------------------------------

Net assets applicable to shares outstanding         $ 50,752,968      49,167,136     50,983,852        51,921,360     10,028,249
                                                     ============================================================================

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                            STATEMENTS OF OPERATIONS
                               December 31, 2000

                                                                  Equity      Small Cap    International   S&P 500     Small Cap
                                                                   Fund      Equity Fund    Equity Fund   Index Fund   Index Fund
                                                                 -------------------------------------------------------------------
Commencement of investment operations:                           10/31/2000    12/05/2000    12/05/2000    12/18/2000   12/18/2000
Investment income: *
   Dividends                                                    $    105,504        44,784            608       15,006       37,750
   Interest **                                                        27,770        35,606         69,475        2,954       18,180
   Tax-exempt interest                                                    --            --             --           --           --
                                                                 -------------------------------------------------------------------
                                                                     133,274        80,390         70,083       17,960       55,930
   Less: foreign withholding taxes                                     1,016            --             --           --           --
         Portfolio expenses of Master Index Portfolios                    --            --             --          741        1,504
                                                                 -------------------------------------------------------------------
        Total investment income                                      132,258        80,390         70,083       17,219       54,426

Expenses:
   Investment advisory and management fees                            47,610        26,589         25,326        2,224        3,758
   Administration fees                                                    --            --             --       14,500       14,500
   Professional fees                                                   9,200        10,000         14,000       13,000       15,000
   Registration fees                                                   5,000        12,500         12,500       12,500       12,500
   Fidelity bond expense                                                 270           270            270          270          270
   Security evaluation fees                                              388           370          1,275           --           --
   Custodian fees                                                      1,723         1,800          7,700           --           --
   Fund accounting expense                                                --            --          3,836          724          724
                                                                 -------------------------------------------------------------------
        Total expenses                                                64,191        51,529         64,907       43,218       46,752
        Less: expense reimbursement from Manager                          --         2,499         11,090       29,118       30,949
                                                                 -------------------------------------------------------------------
        Net expenses                                                  64,191        49,030         53,817       14,100       15,803
                                                                 -------------------------------------------------------------------

Net investment income                                                 68,067        31,360         16,266        3,119       38,623

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                   (3,897)       55,223          1,299       11,916      (13,757)
   Net realized gain (loss) on forward foreign currency contracts         --            --       (181,034)          --           --
   Net realized gain (loss) on foreign currency transactions              --            --         80,068           --           --
   Net realized gain (loss) on futures contracts                          --            --             --           --           --
   Net unrealized gain (loss) on open futures contracts                   --            --             --        6,355           --
   Change in net unrealized appreciation or depreciation
         on investments and foreign currency transactions         (2,660,124)   (1,149,854)    (1,718,278)    (122,555)   2,178,788
                                                                 -------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments            (2,664,021)   (1,094,631)    (1,817,945)    (104,284)   2,165,031
                                                                 -------------------------------------------------------------------

Net change in net assets resulting from operations              $ (2,595,954)   (1,063,271)    (1,801,679)    (101,165)   2,203,654
                                                                 ===================================================================

* Components of investment income for the S&P 500 Index, Small Cap Index, and International Index Funds reflect each Fund's proportionate interest from the Master Index Portfolios.

** Net of securities lending costs of $1,162 for the S&P 500 Index Fund and $3,122 for the International Index Fund.

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                            STATEMENTS OF OPERATIONS
                               December 31, 2000

                                                               International   Equity and      Bond    Tax Advantaged  Money Market
                                                                 Index Fund     Bond Fund      Fund       Bond Fund        Fund
                                                               --------------------------------------------------------------------
Commencement of investment operations:                        12/18/2000    10/31/2000   10/31/2000   10/31/2000     12/12/2000
Investment income: *
   Dividends                                                  $      14,428       245,609           --             --            --
   Interest **                                                       13,976            --      545,117        267,064        32,184
   Tax-exempt interest                                                   --            --           --        209,910            --
                                                                --------------------------------------------------------------------
                                                                     28,404       245,609      545,117        476,974        32,184
   Less: foreign withholding taxes                                    1,222            --           --             --            --
        Portfolio expenses of Master Index Portfolios                 3,562            --           --             --            --
                                                                --------------------------------------------------------------------
        Total investment income                                      23,620       245,609      545,117        476,974        32,184

Expenses:
   Investment advisory and management fees                            3,562            --        8,306          8,294           492
   Administration fees                                               14,500            --           --             --            --
   Professional fees                                                 15,000         4,000        6,800          8,400         6,000
   Registration fees                                                 12,500        12,500        7,500         12,500         2,500
   Fidelity bond expense                                                270           270          270            270           270
   Security evaluation fees                                              --            --          227            220            15
   Custodian fees                                                        --            --        1,011            262           200
   Fund accounting expense                                              724            --           --             --            --
                                                                --------------------------------------------------------------------
        Total expenses                                               46,556        16,770       24,114         29,946         9,477
        Less: expense reimbursement from Manager                     29,971        16,770           --             --         5,542
                                                                --------------------------------------------------------------------
        Net expenses                                                 16,585            --       24,114         29,946         3,935
                                                                --------------------------------------------------------------------

Net investment income                                                 7,035       245,609      521,003        447,028        28,249

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                  99,898        24,307      121,617           (328)           --
   Net realized gain (loss) on forward foreign currency contracts        --            --           --             --            --
   Net realized gain (loss) on foreign currency transactions       (176,957)           --           --             --            --
   Net realized gain (loss) on futures contracts                     (4,867)           --           --             --            --
   Net unrealized gain (loss) on open futures contracts              (1,144)           --           --             --            --
   Change in net unrealized appreciation or depreciation
         on investments and foreign currency transactions           829,003    (1,102,780)   1,134,693      1,468,252            --
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments              745,933    (1,078,473)   1,256,310      1,467,924            --
                                                                --------------------------------------------------------------------

Net change in net assets resulting from operations            $     752,968      (832,864)   1,777,313      1,914,952        28,249
                                                                ====================================================================

* Components of investment income for the S&P 500 Index, Small Cap Index, and International Index Funds reflect each Fund's proportionate interest from the Master Index Portfolios.

** Net of securities lending costs of $1,162 for the S&P 500 Index Fund and $3,122 for the International Index Fund.

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
                                December 31, 2000

                                                              Equity       Small Cap    International    S&P 500     Small Cap
                                                               Fund       Equity Fund    Equity Fund   Index Fund    Index Fund
                                                             ---------------------------------------------------------------------
Commencement of investment operations:                       10/31/2000    12/05/2000     12/05/2000    12/18/2000    12/18/2000
From operations:
   Net investment income                                    $     68,067         31,360         16,266         3,119       38,623
   Net realized gain (loss)                                       (3,897)        55,223        (99,667)       11,916      (13,757)
   Change in net unrealized appreciation or depreciation      (2,660,124)    (1,149,854)    (1,718,278)     (116,200)   2,178,788
                                                             ---------------------------------------------------------------------

Net change in net assets resulting from operations            (2,595,954)    (1,063,271)    (1,801,679)     (101,165)   2,203,654

Distributions to shareowners from:
   Net investment income:
          Class A                                                (33,887)       (16,750)       (10,875)       (3,000)     (16,250)
          Class B                                                (33,887)       (14,250)        (4,600)          (75)     (13,250)
                                                             ---------------------------------------------------------------------

Total distributions to shareowners                               (67,774)       (31,000)       (15,475)       (3,075)     (29,500)

From Fund share transactions:
   Proceeds from shares sold                                  50,900,000     50,000,000     50,000,000    50,000,000   50,000,000
   Reinvestment of distributions                                  67,774         31,000         15,475         3,075       29,500
                                                             ---------------------------------------------------------------------
                                                              50,967,774     50,031,000     50,015,475    50,003,075   50,029,500
   Less payments for shares redeemed                                  --             --             --            --           --
                                                             ---------------------------------------------------------------------

Net increase in net assets from Fund share                    50,967,774     50,031,000     50,015,475    50,003,075   50,029,500
  transactions                                               ---------------------------------------------------------------------


Total increase in net assets                                  48,304,046     48,936,729     48,198,321    49,898,835   52,203,654
                                                             ---------------------------------------------------------------------

Net assets:
Beginning of period                                                   --             --             --            --           --
                                                             ---------------------------------------------------------------------
End of period *                                             $ 48,304,046     48,936,729     48,198,321    49,898,835   52,203,654
                                                             =====================================================================

*Including undistributed net investment income              $        293            360            791            44        9,123
                                                             =====================================================================

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
                                December 31, 2000

                                                          International   Equity and       Bond      Tax Advantaged   Money Market
                                                            Index Fund    Bond Fund        Fund        Bond Fund          Fund
                                                          ------------------------------------------------------------------------
Commencement of investment operations:                    12/18/2000    10/31/2000    10/31/2000     10/31/2000      12/12/2000
From operations:
   Net investment income                                  $       7,035       245,609       521,003          447,028         28,249
   Net realized gain (loss)                                     (81,926)       24,307       121,617             (328)            --
   Change in net unrealized appreciation or depreciation        827,859    (1,102,780)    1,134,693        1,468,252             --
                                                            ------------------------------------------------------------------------

Net change in net assets resulting from operations              752,968      (832,864)    1,777,313        1,914,952         28,249

Distributions to shareowners from:
   Net investment income:
          Class A                                                (3,650)     (122,500)     (261,022)        (223,514)       (14,616)
          Class B                                                  (675)     (122,500)     (259,981)        (223,514)       (13,633)
                                                            ------------------------------------------------------------------------

Total distributions to shareowners                               (4,325)     (245,000)     (521,003)        (447,028)       (28,249)

From Fund share transactions:
   Proceeds from shares sold                                 50,000,000    50,000,000    50,006,539       50,006,408     10,000,000
   Reinvestment of distributions                                  4,325       245,000       521,003          447,028         28,249
                                                            ------------------------------------------------------------------------
                                                             50,004,325    50,245,000    50,527,542       50,453,436     10,028,249
   Less payments for shares redeemed                                 --            --       900,000               --             --
                                                            ------------------------------------------------------------------------

Net increase in net assets from Fund share                   50,004,325    50,245,000    49,627,542       50,453,436     10,028,249
  transactions                                              ------------------------------------------------------------------------


Total increase in net assets                                 50,752,968    49,167,136    50,883,852       51,921,360     10,028,249
                                                            ------------------------------------------------------------------------

Net assets:
Beginning of period                                                  --            --       100,000               --             --
                                                            ------------------------------------------------------------------------
End of period *                                           $  50,752,968    49,167,136    50,983,852       51,921,360     10,028,249
                                                            ========================================================================

*Including undistributed net investment income            $       2,710           609            --               --             --
                                                            ========================================================================

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective
State Farm Mutual Fund Trust (the "Trust") has 10 separate investment portfolios (the "Funds"). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital. The Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital. The Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in emerging markets.

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P500(R) Index"). * The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the "Master Index Portfolio"). That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index(R) ** (the "Russell 2000 Index"). The Fund invests all of its assets in a separate series of the Master Index Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Fund have substantially similar investment objectives.

The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE(R) Free Index"). *** The Fund invests all of its assets in a separate series of the Master Index Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the Fund have substantially similar investment objectives.




*"Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. that the S&P 500 Index Fund has licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's, and Standard & Poor's makes no representations regarding the advisability of investing in the S&P 500 Index Fund.

**The Russell 2000(R) Index is a trademark/service mark, and Russell(TM) is a trademark, of the Frank Russell Company. The Small Cap Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Small Cap Index Fund.

***The EAFE(R) Free Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the International Index Fund. The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty regarding the advisability of investing in the International Index Fund.

                          STATE FARM MUTUAL FUND TRUST

1. Objective (continued)
The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income. The Fund invests all of its assets in shares of the State Farm Equity Fund and State Farm Bond Fund.

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies.

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

2. Significant accounting policies
Security valuation
Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. The securities of the Money Market Fund and short-term securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis which approximates fair value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective Fund. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

Securities transactions and investment income
Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation
The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value ("NAV"), plus an initial sales charge on the Class A shares. The offering price of the Money Market Fund and all Funds' Class B shares are their NAV. A separate NAV is calculated for each class of each Fund.

                          STATE FARM MUTUAL FUND TRUST

2. Significant accounting policies (continued)
The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

The Funds offer multiple classes of shares. Class A Shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance.

Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Index Portfolios
The S&P 500 Index, Small Cap Index, and International Index Funds ("Equity Index Funds") are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Master Index Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Equity Index Funds. The Master Index Portfolios operate as partnerships for federal income tax purposes. The Equity Index Funds invest substantially all of their assets in the Master Index Portfolios as detailed below:

--------------------------------------------------------------------------------------
                                                                % ownership interest
                                                                held by the Equity
                                                                Index Funds at
Equity Index Fund           Invests in Master Index Portfolio   12/31/00
--------------------------------------------------------------------------------------
S&P 500 Index Fund          S&P 500 Index Master Portfolio              1.5%
--------------------------------------------------------------------------------------
Small Cap Index Fund        Russell 2000 Index Master Portfolio        99.9%
--------------------------------------------------------------------------------------
International Index Fund    EAFE Free Index Master Portfolio           48.0%
--------------------------------------------------------------------------------------

The financial statements of each Master Index Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with each Equity Index Fund's financial statements.

Each Equity Index Fund records its investment in their Master Index Portfolio at fair value which represents each Equity Index Fund's proportionate interest in the net assets of the respective Master Index Portfolio. Valuation of securities held by each Master Index Portfolio is disclosed in the notes of the respective Master Index Portfolio financial statements included elsewhere in this report.

Each Equity Index Fund records daily its proportionate share of the Master Index Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Equity Index Funds accrue their own expenses. The Master Index Portfolio financial statements should be read in conjunction with the Equity Index Funds' financial statements.

Federal income taxes, dividends and distributions to shareowners
It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

                          STATE FARM MUTUAL FUND TRUST

2. Significant accounting policies (continued)
The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, and Equity and Bond Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investment securities sold at a loss, certain foreign currency and foreign security transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period.

Foreign currency translation
Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments
The Equity Index Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statements of operations. Additionally, the International Equity and International Index Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. Transactions with affiliates
Investment Advisory and Management Services Agreement
The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates as a specified percentage of average daily net assets:

    Equity Fund                  0.60%      International Index Fund    0.25%
    Small Cap Equity Fund        0.80%      Equity and Bond Fund        None
    International Equity Fund    0.80%      Bond Fund                   0.10%
    S&P 500 Index Fund           0.15%      Tax Advantaged Bond Fund    0.10%
    Small Cap Index Fund         0.25%      Money Market Fund           0.10%

The Manager does not receive an investment advisory fee for performing its services for the Equity and Bond Fund. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to the Manager to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

                          STATE FARM MUTUAL FUND TRUST

3. Transactions with affiliates (continued)

The Manager has engaged Capital Guardian as the investment sub-advisor to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian's sub advisory fees for managing the respective portfolios are paid by the Manager. No additional advisory fees are charged to the Funds.

Distribution and Shareholder Services Agreements
The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. Under terms of these agreements each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

                                               Class A           Class B
                                               -------           -------
All Funds other than Money Market Fund           0.25%             0.65%
Money Market Fund                                0.15%             0.55%

The Trust has a separate shareholder services agreement with the Manager. Under terms of the shareholder services agreement, each Fund pays the Manager a fee of 0.25% of average daily nets assets of Class A and Class B shares.

The distribution plan agreements and the shareholder services agreement became effective when Fund shares were first offered for sale to the public. No Fund shares were offered for sale to the public during the period ended December 31, 2000, and therefore no fees under the distribution plan agreements or the shareholder services agreement were incurred by the Funds.

Officers and Trustees
Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to any officers or trustees during the period ended December 31, 2000.

Expense Limitation Agreements
The Manager has agreed to reimburse the expenses incurred by the Funds that exceed the following annual percentages of such Fund's average daily net assets:

-----------------------------------------------------------------------------------------
             Equity Fund      Small Cap    International  S&P 500 Index  Small Cap Index
                             Equity Fund    Equity Fund        Fund            Fund
-----------------------------------------------------------------------------------------
Class A            1.20%           1.40%          1.50%          0.80%          0.95%
-----------------------------------------------------------------------------------------
Class B            1.60%           1.80%          1.90%          1.20%          1.35%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
            International  Equity and Bond   Bond Fund    Tax Advantaged  Money Market
              Index Fund         Fund                       Bond Fund         Fund
-----------------------------------------------------------------------------------------
Class A             1.15%            None          0.70%          0.70%          0.60%
-----------------------------------------------------------------------------------------
Class B             1.55%            None          1.10%          1.10%          1.00%
-----------------------------------------------------------------------------------------

The Manager has agreed to reimburse all expenses incurred by the Equity and Bond Fund. These arrangements are voluntary and may be eliminated by the Manager at any time.

                          STATE FARM MUTUAL FUND TRUST

3. Transactions with affiliates (continued)
Investment advisory and management fees and expenses reimbursed at December 31, 2000 were as follows:

----------------------------------------------------------------------------------------------
                  Equity Fund    Small Cap    International   S&P 500 Index  Small Cap Index
                                Equity Fund    Equity Fund         Fund            Fund
----------------------------------------------------------------------------------------------
Investment            $47,610        26,589         25,326           2,224           3,758
Advisory and
Management Fee
----------------------------------------------------------------------------------------------
Fees Reimbursed            --         2,499         11,090          29,118          30,949
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                 International Equity and Bond   Bond Fund     Tax Advantaged   Money Market
                   Index Fund       Fund                        Bond Fund          Fund
----------------------------------------------------------------------------------------------
Investment             $3,562            --          8,306           8,294             492
Advisory and
Management Fee
----------------------------------------------------------------------------------------------
Fees Reimbursed        29,971        16,770             --              --           5,542
----------------------------------------------------------------------------------------------

4. Investment transactions
Investment transactions (exclusive of short-term instruments) at December 31, 2000 were as follows:

------------------------------------------------------------------
                     Equity Fund      Small Cap    International
                                     Equity Fund    Equity Fund
------------------------------------------------------------------
Purchases            $50,429,068      49,821,035     47,229,050
------------------------------------------------------------------
Proceeds from
sales                         --         410,847         18,486
------------------------------------------------------------------

------------------------------------------------------------------
                 Equity and Bond      Bond Fund    Tax Advantaged
                       Fund                          Bond Fund
------------------------------------------------------------------
Purchases             51,148,888*     63,773,257     47,561,262
------------------------------------------------------------------
Proceeds from
sales                    900,000*     14,725,604             --
------------------------------------------------------------------

*The Equity and Bond Fund purchases and proceeds from sales were made from the following respective Funds:
------------------------------------------------------------------------
                        Equity Fund             Bond Fund
------------------------------------------------------------------------
Purchases               $30,941,174             20,207,714
------------------------------------------------------------------------
Proceeds from sales              --                900,000
------------------------------------------------------------------------

5. Foreign currency contracts
International Equity Fund had the following open forward foreign currency contracts at December 31, 2000:

-----------------------------------------------------------------------------------------------------
    Foreign amount     Currency               Settlement Date   U.S. Dollar    Unrealized gain (loss)
-----------------------------------------------------------------------------------------------------
            749,911  Canadian Dollar             03/13/2001       $500,049             $(10,466)
------------------------ ----------------------------------------------------------------------------
            558,885  Euro                        03/13/2001        525,628               36,045
------------------------ ----------------------------------------------------------------------------
            128,315  Euro                        03/28/2001        120,749                2,749
------------------------ ----------------------------------------------------------------------------
            603,063  Euro                        06/18/2001        568,990               33,108
------------------------ ----------------------------------------------------------------------------
             29,196  British Pound Sterling      01/03/2001         43,615                  469
------------------------ ----------------------------------------------------------------------------
          2,566,782  Japanese Yen                01/05/2001         22,472                   25
------------------------ ----------------------------------------------------------------------------
         58,987,980  Japanese Yen                06/18/2001        529,791                6,091
-----------------------------------------------------------------------------------------------------
                                                                         Total          $68,021
-----------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

6. Fund share transactions
Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares and dollars by class at December 31, 2000:

--------------------------------------------------------------------------------------------
Equity Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,547,872    $25,450,000  2,547,872    $25,450,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions             3,556         33,887      3,556         33,887
--------------------------------------------------------------------------------------------
                                      2,551,428     25,438,887  2,551,428     25,483,887
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,551,428    $25,483,887  2,551,428    $25,483,887
share transactions                    =========    ===========  =========    ===========

--------------------------------------------------------------------------------------------
Small Cap Equity Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions             1,683         16,750      1,432         14,250
--------------------------------------------------------------------------------------------
                                      2,501,683     25,016,750  2,501,432     25,014,250
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,501,683    $25,016,750  2,501,432    $25,014,250
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions             1,138         10,875        481          4,600
--------------------------------------------------------------------------------------------
                                      2,501,138     25,010,875  2,500,481     25,004,600
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,501,138    $25,010,875  2,500,481    $25,004,600
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
S&P500 Index Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions               297          3,000          7             75
--------------------------------------------------------------------------------------------
                                      2,500,297     25,003,000  2,500,007     25,000,075
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,500,297    $25,003,000  2,500,007    $25,000,075
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

6. Fund share transactions (continued)

--------------------------------------------------------------------------------------------
Small Cap Index Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold              2,500,000   $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions              1,524        16,250      1,243         13,250
--------------------------------------------------------------------------------------------
                                       2,501,524    25,016,250  2,501,243     25,013,250
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------

Net increase in net assets from Fund  2,501,524    $25,016,250  2,501,243    $25,013,250
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
International Index Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions               362          3,650         67            675
--------------------------------------------------------------------------------------------
                                      2,500,362     25,003,650  2,500,067     25,000,675
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,500,362    $25,003,650  2,500,067    $25,000,675
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Equity and Bond Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,000,000  2,500,000    $25,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions            12,475        122,500     12,475        122,500
--------------------------------------------------------------------------------------------
                                      2,512,475     25,122,500  2,512,475     25,122,500
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,512,475    $25,122,500  2,512,475    $25,122,500
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Bond Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,003,270  2,500,000    $25,003,269
--------------------------------------------------------------------------------------------
Reinvestment of distributions            25,660        261,022     25,558        259,981
--------------------------------------------------------------------------------------------
                                      2,525,660     25,264,292  2,525,558     25,263,250
--------------------------------------------------------------------------------------------
Less payments for shares redeemed        43,732        450,000     43,732        450,000
--------------------------------------------------------------------------------------------
Net decrease in net assets from Fund  2,481,928    $24,814,292  2,481,826    $24,813,250
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

6. Fund share transactions (continued)

--------------------------------------------------------------------------------------------
Tax Advantaged Bond Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             2,500,000    $25,003,204  2,500,000    $25,003,204
--------------------------------------------------------------------------------------------
Reinvestment of distributions            22,010        223,514     22,010        223,514
--------------------------------------------------------------------------------------------
                                      2,522,010     25,226,718  2,522,010     25,226,718
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  2,522,010    $25,226,718  2,522,010    $25,226,718
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------------------
                                        Class A                   Class B
                                        Shares       Dollars      Shares       Dollars
--------------------------------------------------------------------------------------------
Proceeds from shares sold             5,000,000     $5,000,000  5,000,000     $5,000,000
--------------------------------------------------------------------------------------------
Reinvestment of distributions            14,616         14,616     13,633         13,633
--------------------------------------------------------------------------------------------
                                      5,014,616      5,014,616  5,013,633      5,013,633
--------------------------------------------------------------------------------------------
Less payments for shares redeemed            --             --         --             --
--------------------------------------------------------------------------------------------
Net increase in net assets from Fund  5,014,616     $5,014,616  5,013,633     $5,013,633
share transactions                    =========    ===========  =========    ===========
--------------------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends).

              STATE FARM MUTUAL FUND TRUST EQUITY FUND

                        FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                              Class A                    Class B
                                                                       From commencement of        From commencement of
                                                                       investment operations       investment operations
                                                                        October 31, 2000 to        October 31, 2000 to
                                                                         December 31, 2000          December 31, 2000
                                                                     ------------------------    ------------------------
Net asset value, beginning of period                                 $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                    0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                        (0.53)                    (0.53)
                                                                     ------------------------    ------------------------
Total from investment operations                                                        (0.52)                    (0.52)
                                                                     ------------------------    ------------------------

Less Distributions
Net investment income                                                                   (0.01)                    (0.01)
                                                                     ------------------------    ------------------------
Total distributions                                                                     (0.01)                    (0.01)
                                                                     ------------------------    ------------------------

Net asset value, end of period                                       $                   9.47                      9.47
                                                                     ========================    ========================

Total Return (a)                                                                       -5.17%                    -5.17%

Ratios/Supplemental Data
Net assets, end of period (millions) (b)                             $                   24.2                      24.2
Ratio of expenses to average net assets (b)                                             0.81%                     0.81%
Ratio of net investment income to average net assets (b)                                0.86%                     0.86%
Portfolio turnover rate (b)                                                                0%                        0%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                 Class A                    Class B
                                                                          From commencement of        From commencement of
                                                                          investment operations       investment operations
                                                                           December 5, 2000 to         December 5, 2000 to
                                                                            December 31, 2000           December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                    $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                       0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                           (0.22)                    (0.22)
                                                                        -------------------------    ----------------------
Total from investment operations                                                           (0.21)                    (0.21)
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income                                                                      (0.01)                    (0.01)
                                                                        -------------------------    ----------------------
Total distributions                                                                        (0.01)                    (0.01)
                                                                        -------------------------    ----------------------

Net asset value, end of period                                          $                   9.78                      9.78
                                                                        =========================    ======================

Total Return (a)                                                                          -2.13%                    -2.14%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $                   24.5                      24.5
Ratio of expenses to average net assets (b)                                                1.40%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation (b)                  1.55%                     1.55%
Ratio of net investment income to average net assets (b)                                   1.02%                     0.87%
Portfolio turnover rate (b)                                                                  15%                       15%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                 Class A                    Class B
                                                                          From commencement of        From commencement of
                                                                          investment operations       investment operations
                                                                           December 5, 2000 to        December 5, 2000 to
                                                                            December 31, 2000          December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                    $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                       0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)                           (0.36)                    (0.36)
                                                                        -------------------------    ----------------------
Total from investment operations                                                           (0.36)                    (0.36)
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income (a)                                                                   0.00                      0.00
                                                                        -------------------------    ----------------------
Total distributions                                                                         0.00                      0.00
                                                                        -------------------------    ----------------------

Net asset value, end of period                                          $                   9.64                      9.64
                                                                        =========================    ======================

Total Return (b)                                                                          -3.56%                    -3.58%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $                   24.1                      24.1
Ratio of expenses to average net assets (c)                                                1.50%                     1.90%
Ratio of expenses to average net assets, absent of expense limitation (c)                  2.05%                     2.05%
Ratio of net investment income to average net assets (c)                                   0.71%                     0.31%
Portfolio turnover rate (c)                                                                   6%                        6%

--------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                 Class A                    Class B
                                                                          From commencement of        From commencement of
                                                                          investment operations       investment operations
                                                                          December 18, 2000 to        December 18, 2000 to
                                                                            December 31, 2000           December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                    $                  10.00                     10.00

Income from Investment Operations
Net investment income(e)                                                                    0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)(e)                        (0.02)                    (0.02)
                                                                        -------------------------    ----------------------
Total from investment operations                                                           (0.02)                    (0.02)
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income (a)                                                                   0.00                      0.00
                                                                        -------------------------    ----------------------
Total distributions                                                                         0.00                      0.00
                                                                        -------------------------    ----------------------

Net asset value, end of period                                          $                   9.98                      9.98
                                                                        =========================    ======================

Total Return (b)                                                                          -0.19%                    -0.20%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $                   25.0                      24.9
Ratio of expenses to average net assets (c)(e)                                             0.80%                     1.20%
Ratio of expenses to average net assets, absent of expense limitation (c)(e)               2.96%                     2.96%
Ratio of net investment income to average net assets (c)(e)                                0.41%                     0.01%
Portfolio turnover rate (d)                                                                  10%                       10%

--------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index Portfolio for the period ended December 31, 2000.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.05% and 1.16%, respectively, relating to the Master
    Index Portfolio.

                STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                 Class A                   Class B
                                                                          From commencement of       From commencement of
                                                                          investment operations      investment operations
                                                                           December 18, 2000 to       December 18, 2000 to
                                                                            December 31, 2000           December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                     $                  10.00                     10.00

Income from Investment Operations
Net investment income (d)                                                                    0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized) (d)                         0.43                      0.43
                                                                        -------------------------    ----------------------
Total from investment operations                                                             0.44                      0.44
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income                                                                       (0.01)                    (0.01)
                                                                        -------------------------    ----------------------
Total distributions                                                                         (0.01)                    (0.01)
                                                                        -------------------------    ----------------------

Net asset value, end of period                                           $                  10.43                     10.43
                                                                        =========================    ======================

Total Return (a)                                                                            4.36%                     4.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                                     $                   26.1                      26.1
Ratio of expenses to average net assets (b)(d)                                              0.95%                     1.35%
Ratio of expenses to average net assets, absent of expense limitation (b)(d)                3.21%                     3.21%
Ratio of net investment income to average net assets (b)(d)                                 2.75%                     2.37%
Portfolio turnover rate (c)                                                                    0%                        0%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.
(c) The amount, which rounds to less than 1%, represents the portfolio turnover rate of the Master Index Portfolio for the period ended December 31, 2000.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.09% and 3.62%, respectively, relating to the Master
    Index Portfolio.

              STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                Class A                    Class B
                                                                         From commencement of        From commencement of
                                                                         investment operations       investment operations
                                                                          December 18, 2000 to        December 18, 2000 to
                                                                            December 31, 2000          December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                    $                  10.00                     10.00

Income from Investment Operations
Net investment income (e)                                                                   0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized) (e)                        0.15                      0.15
                                                                        -------------------------    ----------------------
Total from investment operations                                                            0.15                      0.15
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income (a)                                                                   0.00                      0.00
                                                                        -------------------------    ----------------------
Total distributions                                                                         0.00                      0.00
                                                                        -------------------------    ----------------------

Net asset value, end of period                                          $                  10.15                     10.15
                                                                        =========================    ======================

Total Return (b)                                                                           1.51%                     1.50%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $                   25.4                      25.4
Ratio of expenses to average net assets (c)(e)                                             1.15%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation (c)(e)               3.36%                     3.36%
Ratio of net investment income to average net assets (c)(e)                                0.67%                     0.27%
Portfolio turnover rate (d)                                                                  45%                       45%

--------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index Portfolio for the period ended December 31, 2000.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.25% and 1.58%, respectively, relating to the Master
    Index Portfolio.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                Class A                     Class B
                                                                          From commencement of        From commencement of
                                                                          investment operations       investment operations
                                                                           October 31, 2000 to        October 31, 2000 to
                                                                            December 31, 2000          December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                     $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                        0.05                      0.05
Net gain or (loss) on investments (both realized and unrealized)                            (0.22)                    (0.22)
                                                                        -------------------------    ----------------------
Total from investment operations                                                            (0.17)                    (0.17)
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income                                                                       (0.05)                    (0.05)
                                                                        -------------------------    ----------------------
Total distributions                                                                         (0.05)                    (0.05)
                                                                        -------------------------    ----------------------

Net asset value, end of period                                           $                   9.78                      9.78
                                                                        =========================    ======================

Total Return (a)                                                                           -1.71%                    -1.71%

Ratios/Supplemental Data
Net assets, end of period (millions)                                     $                   24.6                      24.6
Ratio of expenses to average net assets (b)                                                 0.00%                     0.00%
Ratio of expenses to average net assets, absent of expense limitation (b)                   0.21%                     0.21%
Ratio of net investment income to average net assets (b)                                    3.04%                     3.04%
Portfolio turnover rate (b)                                                                   11%                       11%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                              Class A                    Class B
                                                                       From commencement of       From commencement of
                                                                       investment operations      investment operations
                                                                        October 31, 2000 to        October 31, 2000 to
                                                                         December 31, 2000          December 31, 2000
                                                                     -------------------------    ----------------------
Net asset value, beginning of period                                 $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                    0.10                      0.10
Net gain or (loss) on investments (both realized and unrealized)                         0.25                      0.25
                                                                     -------------------------    ----------------------
Total from investment operations                                                         0.35                      0.35
                                                                     -------------------------    ----------------------

Less Distributions
Net investment income                                                                   (0.10)                    (0.10)
                                                                     -------------------------    ----------------------
Total distributions                                                                     (0.10)                    (0.10)
                                                                     -------------------------    ----------------------

Net asset value, end of period                                       $                  10.25                     10.25
                                                                     =========================    ======================

Total Return (a)                                                                        3.54%                     3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                                 $                   25.5                      25.4
Ratio of expenses to average net assets (b)                                             0.29%                     0.29%
Ratio of net investment income to average net assets (b)                                6.35%                     6.35%
Portfolio turnover rate (b)                                                              190%                      190%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                                                              Class A                    Class B
                                                                       From commencement of        From commencement of
                                                                       investment operations       investment operations
                                                                        October 31, 2000 to         October 31, 2000 to
                                                                         December 31, 2000           December 31, 2000
                                                                     -------------------------    ----------------------
Net asset value, beginning of period                                 $                  10.00                     10.00

Income from Investment Operations
Net investment income                                                                    0.09                      0.09
Net gain or (loss) on investments (both realized and unrealized)                         0.29                      0.29
                                                                     -------------------------    ----------------------
Total from investment operations                                                         0.38                      0.38
                                                                     -------------------------    ----------------------

Less Distributions
Net investment income                                                                   (0.09)                    (0.09)
                                                                     -------------------------    ----------------------
Total distributions                                                                     (0.09)                    (0.09)
                                                                     -------------------------    ----------------------

Net asset value, end of period                                       $                  10.29                     10.29
                                                                     =========================    ======================

Total Return (a)                                                                        3.79%                     3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                                 $                   26.0                      26.0
Ratio of expenses to average net assets (b)                                             0.36%                     0.36%
Ratio of net investment income to average net assets (b)                                5.47%                     5.47%
Portfolio turnover rate (b)                                                                0%                        0%

--------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                Class A                     Class B
                                                                         From commencement of        From commencement of
                                                                         investment operations       investment operations
                                                                          December 12, 2000 to        December 12, 2000 to
                                                                            December 31, 2000          December 31, 2000
                                                                        -------------------------    ----------------------
Net asset value, beginning of period                                    $                   1.00                      1.00

Income from Investment Operations
Net investment income (a)                                                                   0.00                      0.00
                                                                        -------------------------    ----------------------
Total from investment operations                                                            0.00                      0.00
                                                                        -------------------------    ----------------------

Less Distributions
Net investment income (a)                                                                   0.00                      0.00
                                                                        -------------------------    ----------------------
Total distributions                                                                         0.00                      0.00
                                                                        -------------------------    ----------------------

Net asset value, end of period                                          $                   1.00                      1.00
                                                                        =========================    ======================

Total Return (b)                                                                           0.29%                     0.27%

Ratios/Supplemental Data
Net assets, end of period (millions)                                    $                    5.0                       5.0
Ratio of expenses to average net assets (c)                                                0.60%                     1.00%
Ratio of expenses to average net assets, absent of expense limitation (c)                  1.93%                     1.93%
Ratio of net investment income to average net assets (c)                                   5.94%                     5.54%

--------------
(a) Net investment income and distributions represent less than $0.01 per share.
(b) Total return is not annualized.
(c) Determined on an annualized basis.

                         REPORT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareowners
State Farm Mutual Fund Trust -
     Equity Fund
     Small Cap Equity Fund
     International Equity Fund
     S&P 500 Index Fund
     Small Cap Index Fund
     International Index Fund
     Equity and Bond Fund
     Bond Fund
     Tax Advantaged Bond Fund
     Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund, (collectively, "the Funds") comprising the State Farm Mutual Fund Trust as of December 31, 2000, the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Mutual Fund Trust at December 31, 2000, the results of their operations and changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP


Chicago, Illinois
February 21, 2001

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2000

          Security                                                                      Shares                       Value
          -----------------------------------------------------------------------------------------------------------------
          COMMON STOCKS--98.11%
          ADVERTISING--0.23%
          -----------------------------------------------------------------------------------------------------------------
          Interpublic Group of Companies Inc.                                           82,980                   3,531,836
          Omnicom Group Inc.                                            *               47,726                   3,955,292
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 7,487,128
          -----------------------------------------------------------------------------------------------------------------

          AEROSPACE / DEFENSE--1.53%
          -----------------------------------------------------------------------------------------------------------------
          Boeing Co.                                                                   239,661                  15,817,626
          General Dynamics Corp.                                                        53,766                   4,193,748
          Goodrich (B.F.) Co.                                                           27,496                   1,000,167
          Honeywell International Inc.                                                 215,192                  10,181,272
          Lockheed Martin Corp.                                                        116,152                   3,943,360
          Northrop Grumman Corp.                                                        19,325                   1,603,975
          Raytheon Co. "B"                                                              91,716                   2,848,928
          United Technologies Corp.                                                    126,426                   9,940,244
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                49,529,320
          -----------------------------------------------------------------------------------------------------------------

          AIRLINES--0.26%
          -----------------------------------------------------------------------------------------------------------------
          AMR Corp.                                                     +               40,730                   1,596,107
          Delta Air Lines Inc.                                                          33,183                   1,665,372
          Southwest Airlines Co.                                                       135,467                   4,542,209
          US Airways Group Inc.                                         +               18,173                     737,142
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 8,540,830
          -----------------------------------------------------------------------------------------------------------------

          APPAREL--0.19%
          -----------------------------------------------------------------------------------------------------------------
          Liz Claiborne Inc.                                                            14,054                     584,998
          Nike Inc. "B"                                                                 72,886                   4,067,950
          Reebok International Ltd.                                     +               15,441                     422,157
          VF Corp.                                                                      30,647                   1,110,647
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 6,185,752
          -----------------------------------------------------------------------------------------------------------------

          AUTO MANUFACTURERS--0.65%
          -----------------------------------------------------------------------------------------------------------------
          Ford Motor Company                                                           505,692                  11,852,156
          General Motors Corp. "A"                                                     152,432                   7,764,505
          Navistar International Corp.                                  +               16,072                     420,886
          PACCAR Inc.                                                                   20,643                   1,016,668
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                21,054,215
          -----------------------------------------------------------------------------------------------------------------

          AUTO PARTS & EQUIPMENT--0.16%
          -----------------------------------------------------------------------------------------------------------------
          Cooper Tire & Rubber Co.                                                      19,587                     208,112
          Dana Corp.                                                                    39,873                     610,555
          Delphi Automotive Systems Corp.                                              151,018                   1,698,953

                                       52

          Goodyear Tire & Rubber Co.                                                    42,493                     976,914
          TRW Inc.                                                                      33,540                   1,299,675
          Visteon Corp.                                                                 35,355                     406,583
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 5,200,792
          -----------------------------------------------------------------------------------------------------------------

          BANKS--5.90%
          -----------------------------------------------------------------------------------------------------------------
          AmSouth Bancorp                                                              101,274                   1,544,429
          Bank of America Corp.                                                        439,187                  20,147,704
          Bank of New York Co. Inc.                                                    199,882                  11,030,988
          Bank One Corp.                                                               312,146                  11,432,347
          BB&T Corp.                                                                   107,040                   3,993,930
          Charter One Financial Inc.                                                    56,106                   1,620,061
          Chase Manhattan Corp.                                                        353,607                  16,067,018
          Comerica Inc.                                                                 42,305                   2,511,859
          Fifth Third Bancorp                                                          124,672                   7,449,152
          First Union Corp.                                                            264,408                   7,353,848
          Firstar Corp.                                                                256,386                   5,960,975
          FleetBoston Financial Corp.                                                  244,164                   9,171,410
          Golden West Financial Corp.                                                   42,705                   2,882,587
          Huntington Bancshares Inc.                                                    67,709                   1,096,039
          KeyCorp                                                                      114,832                   3,215,296
          Mellon Financial Corp.                                                       131,742                   6,480,060
          National City Corp.                                                          164,158                   4,719,542
          Northern Trust Corp.                                                          59,804                   4,877,764
          Old Kent Financial Corp.                                                      37,400                   1,636,250
          PNC Financial Services Group                                                  77,995                   5,698,510
          Regions Financial Corp.                                                       59,797                   1,633,206
          SouthTrust Corp.                                                              45,482                   1,850,549
          State Street Corp.                                                            43,573                   5,412,202
          Summit Bancorp                                                                47,130                   1,799,777
          SunTrust Banks Inc.                                                           79,856                   5,030,928
          Synovus Financial Corp.                                                       76,781                   2,068,288
          Union Planters Corp.                                                          36,412                   1,301,729
          US Bancorp Inc.                                                              203,241                   5,932,097
          Wachovia Corp.                                                                54,873                   3,189,493
          Washington Mutual Inc.                                                       145,477                   7,719,373
          Wells Fargo & Company                                                        461,170                  25,681,404
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               190,508,815
          -----------------------------------------------------------------------------------------------------------------

          BEVERAGES--2.33%
          -----------------------------------------------------------------------------------------------------------------
          Anheuser-Busch Companies Inc.                                                243,386                  11,074,063
          Brown-Forman Corp. "B"                                                        18,470                   1,228,255
          Coca-Cola Co.                                                                669,145                  40,776,023
          Coca-Cola Enterprises Inc.                                    *              112,735                   2,141,965
          Coors (Adolf) Company "B"                                                     10,003                     803,366
          PepsiCo Inc.                                                                 389,605                  19,309,798
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                75,333,470
          -----------------------------------------------------------------------------------------------------------------

          BIOTECHNOLOGY--0.86%
          -----------------------------------------------------------------------------------------------------------------
          Amgen Inc.                                                    +              278,742                  17,822,067
          Applera Corp. - Applied Biosystems Group                                      56,733                   5,336,448
          Biogen Inc.                                                   +               39,988                   2,401,779

                                       53

          Chiron Corp.                                                  +               51,620                   2,297,090
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                27,857,384
          -----------------------------------------------------------------------------------------------------------------

          BUILDING MATERIALS--0.14%
          -----------------------------------------------------------------------------------------------------------------
          Masco Corp.                                                                  120,443                   3,093,880
          Vulcan Materials Co.                                                          27,248                   1,304,498
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 4,398,378
          -----------------------------------------------------------------------------------------------------------------

          CHEMICALS--1.13%
          -----------------------------------------------------------------------------------------------------------------
          Air Products & Chemicals Inc.                                                 61,830                   2,535,030
          Ashland Inc.                                                                  18,960                     680,474
          Dow Chemical Co.                                                             183,033                   6,703,584
          Du Pont (E.I.) de Nemours                                                    281,420                  13,596,104
          Eastman Chemical Co.                                                          20,711                   1,009,661
          Engelhard Corp.                                                               34,520                     703,345
          Great Lakes Chemical Corp.                                                    13,575                     504,820
          Hercules Inc.                                                                 28,930                     551,478
          PPG Industries Inc.                                                           45,624                   2,112,962
          Praxair Inc.                                                                  42,824                   1,900,315
          Rohm & Haas Co. "A"                                                           59,282                   2,152,678
          Sherwin-Williams Co.                                                          43,387                   1,141,620
          Sigma-Aldrich Corp.                                                           20,748                     815,656
          Union Carbide Corp.                                                           36,557                   1,967,224
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                36,374,951
          -----------------------------------------------------------------------------------------------------------------

          COMMERCIAL SERVICES--0.60%
          -----------------------------------------------------------------------------------------------------------------
          Block (H & R) Inc.                                                            24,704                   1,022,128
          Cendant Corp.                                                 +              196,668                   1,892,934
          Convergys Corp.                                               +               41,599                   1,884,955
          Deluxe Corp.                                                  *               19,610                     495,545
          Donnelley (R.R.) & Sons Co.                                   *               32,943                     889,461
          Ecolab Inc.                                                                   34,299                   1,481,288
          Equifax Inc.                                                                  38,271                   1,097,899
          McKesson HBOC Inc.                                                            76,669                   2,751,650
          Moody's Corp.                                                                 43,833                   1,125,960
          Paychex Inc.                                                                 100,434                   4,883,603
          Quintiles Transnational Corp.                                 +               31,124                     651,659
          Robert Half International Inc.                                +               47,930                   1,270,145
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                19,447,227
          -----------------------------------------------------------------------------------------------------------------

          COMPUTERS--7.64%
          -----------------------------------------------------------------------------------------------------------------
          Apple Computer Inc.                                           +               87,659                   1,303,928
          Ceridian Corp.                                                +               39,354                     784,620
          Cisco Systems Inc.                                            +            1,942,161                  74,287,658
          Compaq Computer Corp.                                                        458,720                   6,903,736
          Computer Sciences Corp.                                       +               45,447                   2,732,501
          Dell Computer Corp.                                           +              698,011                  12,171,567
          Electronic Data Systems Corp.                                                126,163                   7,285,913
          EMC Corp.                                                     +              590,418                  39,262,797
          Gateway Inc.                                                  +               87,219                   1,569,070
          Hewlett-Packard Co.                                                          533,570                  16,840,803
          International Business Machines Corp.                                        473,443                  40,242,655

                                       54

          Lexmark International Group Inc. "A"                          +               34,335                   1,521,470
          NCR Corp.                                                     +               26,030                   1,278,724
          Network Appliance Inc.                                        +               85,236                   5,475,081
          Sapient Corp.                                                 +               32,694                     390,285
          Sun Microsystems Inc.                                         +              868,862                  24,219,528
          Unisys Corp.                                                  +               84,424                   1,234,701
          Veritas Software Corp.                                        +              105,298                   9,213,575
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               246,718,612
          -----------------------------------------------------------------------------------------------------------------

          COSMETICS / PERSONAL CARE--1.93%
          -----------------------------------------------------------------------------------------------------------------
          Alberto-Culver Co. "B"                                                        15,156                     648,866
          Avon Products Inc.                                                            64,224                   3,074,724
          Colgate-Palmolive Co.                                                        154,390                   9,965,874
          Gillette Co.                                                                 284,199                  10,266,689
          International Flavors & Fragrances Inc.                                       26,389                     536,027
          Kimberly-Clark Corp.                                                         143,986                  10,178,370
          Procter & Gamble Co.                                                         351,786                  27,593,214
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                62,263,764
          -----------------------------------------------------------------------------------------------------------------

          DISTRIBUTION / WHOLESALE--0.22%
          -----------------------------------------------------------------------------------------------------------------
          Costco Wholesale Corp.                                        +              120,694                   4,820,217
          Genuine Parts Co.                                                             46,718                   1,223,428
          Grainger (W.W.) Inc.                                                          25,347                     925,165
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 6,968,810
          -----------------------------------------------------------------------------------------------------------------

          DIVERSIFIED FINANCIAL SERVICES--6.93%
          -----------------------------------------------------------------------------------------------------------------
          American Express Co.                                                         358,880                  19,715,970
          Bear Stearns Companies Inc.                                                   28,760                   1,457,773
          Capital One Financial Corp.                                                   53,158                   3,498,461
          CIT Group Inc. (The)                                                          70,714                   1,423,119
          Citigroup Inc.                                                             1,356,413                  69,261,825
          Countrywide Credit Industries Inc.                                            30,845                   1,549,961
          Fannie Mae                                                                   271,787                  23,577,522
          Franklin Resources Inc.                                                       65,788                   2,506,523
          Freddie Mac                                                                  187,588                  12,920,124
          Household International Inc.                                                 127,064                   6,988,520
          Lehman Brothers Holdings Inc.                                                 64,374                   4,353,292
          MBNA Corp.                                                                   229,838                   8,489,641
          Merrill Lynch & Co. Inc.                                                     218,606                  14,906,197
          Morgan (J.P.) & Co. Inc.                                                      43,284                   7,163,502
          Morgan Stanley Dean Witter & Co.                                             302,376                  23,963,298
          Price (T. Rowe) Group Inc.                                                    32,773                   1,385,171
          Providian Financial Corp.                                                     77,208                   4,439,460
          Schwab (Charles) Corp.                                                       373,299                  10,592,359
          Stilwell Financial Inc.                                                       60,038                   2,367,749
          USA Education Inc.                                            *               44,351                   3,015,868
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               223,576,335
          -----------------------------------------------------------------------------------------------------------------

          ELECTRIC--2.57%
          -----------------------------------------------------------------------------------------------------------------
          AES Corp.                                                     *+             123,745                   6,852,379
          Allegheny Energy Inc.                                                         29,790                   1,435,506
          Ameren Corp.                                                                  37,076                   1,717,082

                                       55

          American Electric Power Inc.                                                  86,829                   4,037,548
          Calpine Corp.                                                 *+              76,020                   3,425,651
          Cinergy Corp.                                                                 42,969                   1,509,286
          CMS Energy Corp.                                                              32,597                   1,032,917
          Consolidated Edison Inc.                                                      57,137                   2,199,774
          Constellation Energy Group Inc.                                               40,673                   1,832,827
          Dominion Resources Inc.                                                       64,546                   4,324,582
          DTE Energy Co.                                                                38,560                   1,501,430
          Duke Energy Corp.                                                             99,504                   8,482,716
          Edison International                                                          87,885                   1,373,203
          Entergy Corp.                                                                 60,091                   2,542,600
          Exelon Corp.                                                                  85,944                   6,034,128
          FirstEnergy Corp.                                                             60,846                   1,920,452
          FPL Group Inc.                                                                47,661                   3,419,677
          GPU Inc.                                                                      32,767                   1,206,235
          Niagara Mohawk Holdings Inc.                                  +               43,287                     722,352
          NiSource Inc.                                                                 54,936                   1,689,282
          PG&E Corp.                                                                   104,512                   2,090,240
          Pinnacle West Capital Corp.                                                   22,869                   1,089,136
          PP&L Resources Inc.                                                           39,091                   1,766,425
          Progress Energy Inc.                                                          55,441                   2,727,004
          Public Service Enterprise Group Inc.                                          57,793                   2,810,185
          Reliant Energy Inc.                                                           79,444                   3,440,918
          Southern Co.                                                                 182,313                   6,061,907
          TXU Corporation                                                               69,642                   3,086,011
          Xcel Energy Inc.                                                              91,915                   2,671,280
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                83,002,733
          -----------------------------------------------------------------------------------------------------------------

          ELECTRICAL COMPONENTS & EQUIPMENT--0.39%
          -----------------------------------------------------------------------------------------------------------------
          American Power Conversion Corp.                               +               52,536                     650,133
          Emerson Electric Co.                                                         115,216                   9,080,461
          Molex Inc.                                                    *               52,747                   1,872,518
          Power-One Inc.                                                +               21,140                     831,066
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                12,434,178
          -----------------------------------------------------------------------------------------------------------------

          ELECTRONICS--0.76%
          -----------------------------------------------------------------------------------------------------------------
          Agilent Technologies Inc.                                     +              122,221                   6,691,600
          Johnson Controls Inc.                                                         23,173                   1,204,996
          Millipore Corp.                                                               12,550                     790,650
          Parker Hannifin Corp.                                                         31,437                   1,387,158
          PerkinElmer Inc.                                                              13,472                   1,414,560
          Sanmina Corp.                                                 +               40,918                   3,135,342
          Solectron Corp.                                               +              171,835                   5,825,206
          Symbol Technologies Inc.                                      *               39,560                   1,424,160
          Tektronix Inc.                                                                25,464                     857,819
          Thermo Electron Corp.                                         +               48,488                   1,442,518
          Thomas & Betts Corp.                                                          15,653                     253,383
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                24,427,392
          -----------------------------------------------------------------------------------------------------------------

          ENGINEERING & CONSTRUCTION--0.02%
          -----------------------------------------------------------------------------------------------------------------
          Fluor Corp.                                                   +               20,409                     674,784


                                       56

          -----------------------------------------------------------------------------------------------------------------
                                                                                                                   674,784
          -----------------------------------------------------------------------------------------------------------------

          ENVIRONMENTAL CONTROL--0.17%
          -----------------------------------------------------------------------------------------------------------------
          Allied Waste Industries Inc.                                  +               53,109                     773,400
          Waste Management Inc.                                                        167,795                   4,656,311
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 5,429,711
          -----------------------------------------------------------------------------------------------------------------

          FOOD--2.21%
          -----------------------------------------------------------------------------------------------------------------
          Albertson's Inc.                                                             113,551                   3,009,102
          Archer-Daniels-Midland Co.                                                   170,909                   2,563,635
          Campbell Soup Co.                                                            113,591                   3,933,088
          ConAgra Foods Inc.                                                           143,913                   3,741,738
          General Mills Inc.                                                            76,322                   3,401,099
          Heinz (H.J.) Co.                                                              93,628                   4,441,478
          Hershey Foods Corp.                                                           36,745                   2,365,459
          Kellogg Co.                                                                  109,503                   2,874,454
          Kroger Co.                                                    +              222,137                   6,011,583
          Quaker Oats Co.                                                               35,422                   3,449,217
          Ralston Purina Group                                                          82,774                   2,162,471
          Safeway Inc.                                                  +              135,259                   8,453,687
          Sara Lee Corp.                                                               224,963                   5,525,654
          SUPERVALU Inc.                                                                35,681                     495,074
          Sysco Corp.                                                                  180,340                   5,410,200
          Unilever NV - NY Shares                                                      154,234                   9,707,102
          Winn-Dixie Stores Inc.                                                        37,681                     730,069
          Wrigley (William Jr.) Co.                                                     30,495                   2,921,802
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                71,196,912
          -----------------------------------------------------------------------------------------------------------------

          FOREST PRODUCTS & PAPER--0.46%
          -----------------------------------------------------------------------------------------------------------------
          Boise Cascade Corp.                                                           15,546                     522,734
          Georgia-Pacific Corp.                                                         60,580                   1,885,553
          International Paper Co.                                                      129,866                   5,300,156
          Louisiana-Pacific Corp.                                                       28,087                     284,381
          Mead Corp.                                                                    27,097                     850,168
          Potlatch Corp.                                                                 7,722                     259,170
          Temple-Inland Inc.                                                            13,318                     714,178
          Westvaco Corp.                                                                27,182                     793,375
          Weyerhaeuser Co.                                                              59,063                   2,997,447
          Willamette Industries Inc.                                                    29,592                   1,388,975
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                14,996,137
          -----------------------------------------------------------------------------------------------------------------

          GAS--0.13%
          -----------------------------------------------------------------------------------------------------------------
          KeySpan Corp.                                                                 36,383                   1,541,730
          NICOR Inc.                                                                    12,349                     533,322
          ONEOK Inc.                                                                     7,933                     382,271
          Peoples Energy Corp.                                                           9,565                     428,034
          Sempra Energy                                                                 55,125                   1,281,656
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 4,167,013
          -----------------------------------------------------------------------------------------------------------------

          HAND / MACHINE TOOLS--0.06%
          -----------------------------------------------------------------------------------------------------------------
          Black & Decker Corp.                                                          21,874                     858,554
          Snap-On Inc.                                                                  15,751                     439,059

                                       57

          Stanley Works (The)                                                           23,180                     722,926
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 2,020,539
          -----------------------------------------------------------------------------------------------------------------

          HEALTH CARE--3.16%
          -----------------------------------------------------------------------------------------------------------------
          Bard (C.R.) Inc.                                                              13,767                     641,026
          Bausch & Lomb Inc.                                                            14,470                     585,131
          Baxter International Inc.                                                     79,351                   7,007,685
          Becton Dickinson & Co.                                                        68,305                   2,365,061
          Biomet Inc.                                                                   48,040                   1,906,588
          Boston Scientific Corp.                                       +              109,427                   1,497,782
          Guidant Corp.                                                 +               83,030                   4,478,431
          HCA - The Healthcare Company                                                 149,084                   6,561,187
          Healthsouth Corp.                                             +              104,309                   1,701,541
          Humana Inc.                                                   +               45,699                     696,910
          Johnson & Johnson                                                            375,118                  39,410,835
          Manor Care Inc.                                               +               27,629                     569,848
          Medtronic Inc.                                                               324,222                  19,574,903
          St. Jude Medical Inc.                                         +               22,905                   1,407,226
          Stryker Corp.                                                                 52,720                   2,667,105
          Tenet Healthcare Corp.                                                        85,498                   3,799,317
          UnitedHealth Group Inc.                                                       86,056                   5,281,687
          Wellpoint Health Networks Inc.                                +               16,800                   1,936,200
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               102,088,463
          -----------------------------------------------------------------------------------------------------------------

          HOME BUILDERS--0.05%
          -----------------------------------------------------------------------------------------------------------------
          Centex Corp.                                                                  15,950                     599,122
          Kaufman & Broad Home Corp.                                    *               11,567                     389,663
          Pulte Corp.                                                                   11,041                     465,792
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 1,454,577
          -----------------------------------------------------------------------------------------------------------------

          HOME FURNISHINGS--0.08%
          -----------------------------------------------------------------------------------------------------------------
          Leggett & Platt Inc.                                                          52,886                   1,001,529
          Maytag Corp.                                                                  20,724                     669,644
          Whirlpool Corp.                                                               18,034                     859,996
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 2,531,169
          -----------------------------------------------------------------------------------------------------------------

          HOUSEHOLD PRODUCTS / WARES--0.22%
          -----------------------------------------------------------------------------------------------------------------
          American Greetings Corp. "A"                                                  17,176                     162,099
          Avery Dennison Corp.                                                          29,728                   1,631,324
          Clorox Co.                                                                    63,593                   2,257,551
          Fortune Brands Inc.                                                           41,718                   1,251,540
          Newell Rubbermaid Inc.                                        *               71,940                   1,636,635
          Tupperware Corp.                                                              15,572                     318,253
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 7,257,402
          -----------------------------------------------------------------------------------------------------------------

          INSURANCE--4.34%
          -----------------------------------------------------------------------------------------------------------------
          Aetna Inc.                                                    +               38,135                   1,565,918
          AFLAC Inc.                                                                    71,636                   5,171,224
          Allstate Corp.                                                               197,398                   8,599,150
          Ambac Financial Group Inc.                                                    28,395                   1,655,783
          American General Corp.                                                        67,912                   5,534,828
          American International Group Inc.                                            628,067                  61,903,854

                                       58

          AON Corp.                                                                     69,093                   2,366,418
          Chubb Corp.                                                                   47,246                   4,086,779
          CIGNA Corp.                                                                   41,490                   5,489,127
          Cincinnati Financial Corp.                                                    43,415                   1,717,606
          Conseco Inc.                                                  *               87,774                   1,157,520
          Hartford Financial Services Group Inc.                                        60,868                   4,298,803
          Jefferson-Pilot Corp.                                                         27,823                   2,079,769
          Lincoln National Corp.                                                        51,681                   2,445,157
          Loews Corp.                                                                   26,619                   2,756,730
          Marsh & McLennan Companies Inc.                                               74,304                   8,693,568
          MBIA Inc.                                                                     26,516                   1,965,499
          MetLife Inc.                                                                 206,229                   7,218,015
          MGIC Investment Corp.                                                         28,810                   1,942,874
          Progressive Corporation                                                       19,758                   2,047,423
          SAFECO Corp.                                                                  34,489                   1,133,826
          St. Paul Companies Inc.                                                       58,710                   3,188,687
          Torchmark Corp.                                                               34,061                   1,309,220
          UNUMProvident Corp.                                                           65,009                   1,747,117
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               140,074,895
          -----------------------------------------------------------------------------------------------------------------

          IRON / STEEL--0.05%
          -----------------------------------------------------------------------------------------------------------------
          Allegheny Technologies Inc.                                                   21,745                     345,202
          Nucor Corp.                                                                   20,992                     833,120
          USX-U.S. Steel Group Inc.                                                     23,878                     429,804
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 1,608,126
          -----------------------------------------------------------------------------------------------------------------

          LEISURE TIME--0.31%
          -----------------------------------------------------------------------------------------------------------------
          Brunswick Corp.                                                               23,519                     386,594
          Carnival Corp. "A"                                                           157,679                   4,858,484
          Harley-Davidson Inc.                                                          81,770                   3,250,357
          Sabre Holdings Corp.                                                          34,886                   1,504,459
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 9,999,894
          -----------------------------------------------------------------------------------------------------------------

          LODGING--0.20%
          -----------------------------------------------------------------------------------------------------------------
          Harrah's Entertainment Inc.                                   +               31,522                     831,393
          Hilton Hotels Corp.                                                           99,377                   1,043,458
          Marriott International Inc. "A"                               *               64,745                   2,735,476
          Starwood Hotels & Resorts Worldwide Inc.                                      52,090                   1,836,172
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 6,446,499
          -----------------------------------------------------------------------------------------------------------------

          MACHINERY--0.45%
          -----------------------------------------------------------------------------------------------------------------
          Briggs & Stratton Corp.                                                        5,828                     258,618
          Caterpillar Inc.                                                              92,757                   4,388,566
          Cummins Engine Company Inc.                                                   11,253                     426,911
          Deere & Co.                                                                   63,260                   2,898,099
          Dover Corp.                                                                   54,724                   2,219,742
          Ingersoll-Rand Co.                                                            43,353                   1,815,407
          McDermott International Inc.                                                  16,299                     175,214
          Rockwell International Corp.                                                  49,453                   2,355,199
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                14,537,756
          -----------------------------------------------------------------------------------------------------------------

          MANUFACTURERS--5.74%
          -----------------------------------------------------------------------------------------------------------------

                                       59

          Cooper Industries Inc.                                                        25,167                   1,156,109
          Crane Co.                                                                     16,374                     465,636
          Danaher Corp.                                                                 38,309                   2,619,378
          Eastman Kodak Co.                                                             80,917                   3,186,107
          Eaton Corp.                                                                   18,851                   1,417,360
          FMC Corp.                                                     +                8,237                     590,490
          General Electric Co.                                                       2,673,790                 128,174,808
          Illinois Tool Works Inc.                                                      81,474                   4,852,795
          ITT Industries Inc.                                                           23,730                     919,537
          Minnesota Mining & Manufacturing Co.                                         106,482                  12,831,081
          National Service Industries Inc.                                              10,994                     282,408
          Pall Corp.                                                                    33,251                     708,662
          Textron Inc.                                                                  38,358                   1,783,647
          Tyco International Ltd.                                                      471,925                  26,191,837
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               185,179,855
          -----------------------------------------------------------------------------------------------------------------

          MEDIA--3.43%
          -----------------------------------------------------------------------------------------------------------------
          America Online Inc.                                           +              630,339                  21,935,797
          Clear Channel Communications Inc.                             +              157,745                   7,640,773
          Comcast Corp. "A"                                             +              243,587                  10,169,757
          Dow Jones & Co. Inc.                                                          23,580                   1,335,218
          Gannett Co. Inc.                                                              71,220                   4,491,311
          Harcourt General Inc.                                                         19,719                   1,127,927
          Knight Ridder Inc.                                            *               19,794                   1,125,784
          McGraw-Hill Companies Inc.                                                    52,648                   3,086,489
          Meredith Corp.                                                                13,565                     436,623
          New York Times Co. "A"                                                        43,940                   1,760,346
          Time Warner Inc.                                                             359,396                  18,774,847
          Tribune Co.                                                                   81,494                   3,443,121
          Viacom Inc. "B"                                               +              408,226                  19,084,566
          Walt Disney Co. (The)                                                        562,493                  16,277,141
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               110,689,700
          -----------------------------------------------------------------------------------------------------------------

          METAL FABRICATE / HARDWARE--0.01%
          -----------------------------------------------------------------------------------------------------------------
          Timken Co.                                                                    16,230                     245,479
          Worthington Industries Inc.                                                   23,154                     186,679
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                   432,158
          -----------------------------------------------------------------------------------------------------------------

          MINING--0.52%
          -----------------------------------------------------------------------------------------------------------------
          Alcan Aluminium Ltd.                                          *               87,206                   2,981,355
          Alcoa Inc.                                                                   233,401                   7,818,933
          Barrick Gold Corp.                                                           106,829                   1,749,859
          Freeport-McMoRan Copper & Gold Inc.                           +               40,178                     344,024
          Homestake Mining Company                                                      71,219                     298,230
          Inco Ltd.                                                     +               48,949                     820,385
          Newmont Mining Corp.                                                          45,459                     775,644
          Phelps Dodge Corp.                                                            21,233                   1,185,067
          Placer Dome Inc.                                                              88,365                     850,513
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                16,824,010
          -----------------------------------------------------------------------------------------------------------------

          OFFICE / BUSINESS EQUIPMENT--0.10%
          -----------------------------------------------------------------------------------------------------------------
          Pitney Bowes Inc.                                                             68,067                   2,254,719


                                       60

          Xerox Corp.                                                                  180,122                     833,064
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 3,087,783
          -----------------------------------------------------------------------------------------------------------------

          OIL & GAS PRODUCERS--5.83%
          -----------------------------------------------------------------------------------------------------------------
          Amerada Hess Corp.                                            *               23,908                   1,746,778
          Anadarko Petroleum Corp.                                                      67,153                   4,773,235
          Apache Corp.                                                                  33,296                   2,332,801
          Burlington Resources Inc.                                                     58,092                   2,933,646
          Chevron Corp.                                                                173,201                  14,624,659
          Coastal Corp.                                                                 58,300                   5,148,619
          Conoco Inc.                                                                  168,220                   4,867,866
          Devon Energy Corp.                                                            34,670                   2,113,830
          EOG Resources Inc.                                                            31,490                   1,722,109
          Exxon Mobil Corp.                                                            937,998                  81,547,201
          Kerr-McGee Corp.                                                              25,437                   1,702,689
          Kinder Morgan Inc.                                                            30,850                   1,609,984
          Nabors Industries Inc.                                        +               39,700                   2,348,255
          Occidental Petroleum Corp.                                                    99,648                   2,416,464
          Phillips Petroleum Co.                                                        68,915                   3,919,541
          Rowan Companies Inc.                                          +               25,469                     687,663
          Royal Dutch Petroleum Co. - NY Shares                                        578,651                  35,044,551
          Sunoco Inc.                                                                   22,912                     771,848
          Texaco Inc.                                                                  148,429                   9,221,152
          Tosco Corp.                                                                   39,073                   1,326,040
          Transocean Sedco Forex Inc.                                   *               56,861                   2,615,606
          Unocal Corp.                                                                  65,603                   2,538,016
          USX-Marathon Group Inc.                                                       83,756                   2,324,229
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               188,336,782
          -----------------------------------------------------------------------------------------------------------------

          OIL & GAS SERVICES--0.63%
          -----------------------------------------------------------------------------------------------------------------
          Baker Hughes Inc.                                                             89,597                   3,723,875
          Halliburton Co.                                                              119,396                   4,328,105
          Schlumberger Ltd.                                                            154,516                  12,351,623
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                20,403,603
          -----------------------------------------------------------------------------------------------------------------

          PACKAGING & CONTAINERS--0.06%
          -----------------------------------------------------------------------------------------------------------------
          Ball Corp.                                                                     7,697                     354,543
          Bemis Co.                                                                     14,417                     483,871
          Pactiv Corp.                                                  +               42,685                     528,227
          Sealed Air Corp.                                              *+              22,510                     686,555
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 2,053,196
          -----------------------------------------------------------------------------------------------------------------

          PHARMACEUTICALS--9.71%
          -----------------------------------------------------------------------------------------------------------------
          Abbott Laboratories                                                          417,450                  20,220,234
          Allergan Inc.                                                                 35,489                   3,435,779
          ALZA Corp.                                                    +               63,902                   2,715,835
          American Home Products Corp.                                                 353,642                  22,473,949
          Bristol-Myers Squibb Co.                                                     527,565                  39,006,837
          Cardinal Health Inc.                                                          75,379                   7,509,633
          Forest Laboratories Inc. "A"                                  +               23,640                   3,141,165
          King Pharmaceuticals Inc.                                     +               45,550                   2,354,366
          Lilly (Eli) and Company                                                      304,156                  28,305,518

                                       61

          MedImmune Inc.                                                +               56,850                   2,711,034
          Merck & Co. Inc.                                                             622,267                  58,259,748
          Pfizer Inc.                                                                1,702,455                  78,312,930
          Pharmacia Corporation                                                        348,037                  21,230,257
          Schering-Plough Corp.                                                        394,528                  22,389,464
          Watson Pharmaceuticals Inc.                                   *+              27,705                   1,418,150
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               313,484,899
          -----------------------------------------------------------------------------------------------------------------

          PIPELINES--0.96%
          -----------------------------------------------------------------------------------------------------------------
          Dynegy Inc. "A"                                                               87,180                   4,887,529
          El Paso Energy Corp.                                          *               62,621                   4,485,229
          Enron Corp.                                                                  201,467                  16,746,944
          Williams Companies Inc.                                                      118,756                   4,742,818
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                30,862,520
          -----------------------------------------------------------------------------------------------------------------

          RETAIL--5.54%
          -----------------------------------------------------------------------------------------------------------------
          AutoZone Inc.                                                 +               34,349                     978,935
          Bed Bath & Beyond Inc.                                        +               76,397                   1,709,383
          Best Buy Co. Inc.                                             +               56,024                   1,656,210
          Circuit City Stores Inc.                                                      55,363                     636,674
          Consolidated Stores Corp.                                     +               30,012                     318,878
          CVS Corp.                                                                    105,736                   6,337,552
          Darden Restaurants Inc.                                                       32,221                     737,055
          Dillards Inc. "A"                                                             24,928                     294,462
          Dollar General Corp.                                          *               88,843                   1,676,912
          Federated Department Stores Inc.                              +               54,436                   1,905,260
          Gap Inc.                                                                     229,285                   5,846,767
          Home Depot Inc.                                                              624,937                  28,551,809
          Kmart Corp.                                                   +              130,437                     692,947
          Kohls Corp.                                                   +               89,512                   5,460,232
          Limited Inc.                                                                 114,839                   1,959,440
          Longs Drug Stores Corp.                                                       10,155                     244,989
          Lowe's Companies Inc.                                         *              103,372                   4,600,054
          May Department Stores Co.                                                     80,303                   2,629,923
          McDonald's Corp.                                                             353,866                  12,031,444
          Nordstrom Inc.                                                                34,805                     633,016
          Office Depot Inc.                                             +               80,282                     572,009
          Penney (J.C.) Company Inc.                                                    70,710                     768,971
          RadioShack Corp.                                                              50,118                   2,145,677
          Sears, Roebuck and Co.                                                        90,188                   3,134,033
          Staples Inc.                                                  *+             122,544                   1,447,551
          Starbucks Corp.                                               +               50,485                   2,233,961
          Target Corp.                                                                 241,613                   7,792,019
          Tiffany & Co.                                                                 39,351                   1,244,475
          TJX Companies Inc.                                                            75,947                   2,107,529
          Toys R Us Inc.                                                *+              54,996                     917,746
          Tricon Global Restaurants Inc.                                +               39,523                   1,304,259
          Walgreen Co.                                                                 273,290                  11,426,938
          Wal-Mart Stores Inc.                                                       1,205,336                  64,033,475
          Wendy's International Inc.                                                    30,662                     804,878
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               178,835,463
          -----------------------------------------------------------------------------------------------------------------

                                       62

          SEMICONDUCTORS--4.19%
          -----------------------------------------------------------------------------------------------------------------
          Advanced Micro Devices Inc.                                   +               84,513                   1,167,336
          Altera Corp.                                                  +              106,992                   2,815,227
          Analog Devices Inc.                                           +               96,540                   4,941,641
          Applied Materials Inc.                                        +              218,827                   8,356,456
          Applied Micro Circuits Corp.                                  +               80,000                   6,003,750
          Broadcom Corp. "A"                                            *+              63,445                   5,361,103
          Conexant Systems Inc.                                         +               61,437                     944,594
          Intel Corp.                                                                1,816,077                  54,595,815
          KLA-Tencor Corp.                                              +               50,191                   1,690,809
          Linear Technology Corp.                                                       85,382                   3,948,918
          LSI Logic Corp.                                               *+              86,155                   1,472,389
          Maxim Integrated Products Inc.                                +               76,769                   3,670,518
          Micron Technology Inc.                                        +              153,078                   5,434,269
          National Semiconductor Corp.                                  +               48,132                     968,657
          Novellus Systems Inc.                                         *+              35,515                   1,276,320
          QLogic Corp.                                                  +               24,710                   1,902,670
          Teradyne Inc.                                                 +               47,094                   1,754,252
          Texas Instruments Inc.                                                       466,814                  22,115,313
          Vitesse Semiconductor Corp.                                   +               48,450                   2,679,891
          Xilinx Inc.                                                   +               88,923                   4,101,573
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               135,201,501
          -----------------------------------------------------------------------------------------------------------------

          SOFTWARE--4.85%
          -----------------------------------------------------------------------------------------------------------------
          Adobe Systems Inc.                                                            64,874                   3,774,856
          Autodesk Inc.                                                                 15,621                     420,791
          Automatic Data Processing Inc.                                               170,301                  10,782,182
          BMC Software Inc.                                             +               66,289                     928,046
          BroadVision Inc.                                              +               72,690                     858,651
          Citrix Systems Inc.                                           *+              49,929                   1,123,403
          Computer Associates International Inc.                                       156,697                   3,055,592
          Compuware Corp.                                               +               98,510                     615,688
          First Data Corp.                                                             106,631                   5,618,121
          IMS Health Inc.                                                               79,227                   2,139,129
          Intuit Inc.                                                   +               55,620                   2,193,514
          Mercury Interactive Corp.                                     +               21,839                   1,970,970
          Microsoft Corp.                                               +            1,438,869                  62,410,943
          Novell Inc.                                                   +               88,506                     461,891
          Oracle Corp.                                                  +            1,510,410                  43,896,291
          Parametric Technology Corp.                                   +               73,497                     987,616
          PeopleSoft Inc.                                               +               77,065                   2,865,855
          Siebel Systems Inc.                                           +              115,858                   7,849,380
          Yahoo! Inc.                                                   *+             150,622                   4,544,548
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               156,497,467
          -----------------------------------------------------------------------------------------------------------------

          TELECOMMUNICATION EQUIPMENT--3.10%
          -----------------------------------------------------------------------------------------------------------------
          ADC Telecommunications Inc.                                   +              208,227                   3,774,108
          Andrew Corp.                                                  +               21,902                     476,369
          Avaya Inc.                                                    +               75,123                     774,706
          Comverse Technology Inc.                                      +               44,462                   4,829,685
          JDS Uniphase Corp.                                            +              259,531                  10,819,199
          Lucent Technologies Inc.                                                     901,127                  12,165,215

                                       63

          Motorola Inc.                                                                589,407                  11,935,492
          Nortel Networks Corp.                                                        835,842                  26,799,184
          Palm Inc.                                                     +              152,649                   4,321,875
          QUALCOMM Inc.                                                 +              201,829                  16,587,821
          Scientific-Atlanta Inc.                                                       43,553                   1,418,195
          Tellabs Inc.                                                  +              110,702                   6,254,663
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               100,156,512
          -----------------------------------------------------------------------------------------------------------------

          TELECOMMUNICATIONS--2.56%
          -----------------------------------------------------------------------------------------------------------------
          Adaptec Inc.                                                  +               26,616                     272,814
          Cabletron Systems Inc.                                        +               49,627                     747,507
          Corning Inc.                                                                 248,114                  13,103,521
          Global Crossing Ltd.                                          +              238,948                   3,419,943
          Nextel Communications Inc. "A"                                +              205,551                   5,087,387
          Qwest Communications International Inc.                       +              446,893                  18,322,613
          Sprint Corp. (PCS Group)                                      *+             251,556                   5,141,176
          Verizon Communications Inc.                                                  728,348                  36,508,444
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                82,603,405
          -----------------------------------------------------------------------------------------------------------------

          TELEPHONE--3.23%
          -----------------------------------------------------------------------------------------------------------------
          Alltel Corp.                                                                  84,380                   5,268,476
          AT&T Corp.                                                                 1,012,862                  17,535,174
          BellSouth Corp.                                                              504,061                  20,634,997
          CenturyTel Inc.                                                               37,988                   1,358,071
          SBC Communications Inc.                                                      913,362                  43,613,036
          Sprint Corp. (FON Group)                                                     238,559                   4,845,730
          WorldCom Inc.                                                 +              776,832                  10,924,200
          -----------------------------------------------------------------------------------------------------------------
                                                                                                               104,179,684
          -----------------------------------------------------------------------------------------------------------------

          TOBACCO--0.86%
          -----------------------------------------------------------------------------------------------------------------
          Philip Morris Companies Inc.                                                 600,048                  26,402,112
          UST Inc.                                                                      44,002                   1,234,806
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                27,636,918
          -----------------------------------------------------------------------------------------------------------------

          TOYS / GAMES / HOBBIES--0.07%
          -----------------------------------------------------------------------------------------------------------------
          Hasbro Inc.                                                                   46,530                     494,381
          Mattel Inc.                                                                  115,130                   1,662,477
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                 2,156,858
          -----------------------------------------------------------------------------------------------------------------

          TRANSPORTATION--0.38%
          -----------------------------------------------------------------------------------------------------------------
          Burlington Northern Santa Fe Corp.                                           106,522                   3,015,904
          CSX Corp.                                                                     58,579                   1,519,393
          FedEx Corp.                                                   +               76,979                   3,076,081
          Norfolk Southern Corp.                                                       103,489                   1,377,697
          Union Pacific Corp.                                                           66,851                   3,392,688
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                12,381,763
          -----------------------------------------------------------------------------------------------------------------

          TRUCKING & LEASING--0.01%
          -----------------------------------------------------------------------------------------------------------------
          Ryder System Inc.                                                             16,205                     269,408
          -----------------------------------------------------------------------------------------------------------------
                                                                                                                   269,408
          -----------------------------------------------------------------------------------------------------------------

          TOTAL COMMON STOCKS

                                       64

          (Cost: $2,709,715,389)                                                                             3,167,067,448
          -----------------------------------------------------------------------------------------------------------------

          Security                                                                 Face Amount                       Value
          -----------------------------------------------------------------------------------------------------------------

          SHORT TERM INSTRUMENTS--1.54%
          -----------------------------------------------------------------------------------------------------------------
          Federal Home Loan Mortgage Corporation Discount Note
            6.51%, 01/16/01                                             +++          2,797,620                   2,797,620
          Goldman Sachs Financial Square Prime Obligation Fund
                                                                        +++          8,755,795                   8,755,795
          Providian Temp Cash Money Market Fund
                                                                        +++         10,101,664                  10,101,664
          Short Term Investment Company Liquid Assets Portfolio
                                                                        +++         19,231,511                  19,231,511
          U.S. Treasury Bill
            5.57%**, 03/22/01                                           ++           9,050,000                   8,937,002
          -----------------------------------------------------------------------------------------------------------------
          TOTAL SHORT TERM INSTRUMENTS
          (Cost: $49,819,915)                                                                                   49,823,592
          -----------------------------------------------------------------------------------------------------------------

          Security                                                                 Face Amount                       Value
          -----------------------------------------------------------------------------------------------------------------

          REPURCHASE AGREEMENT-0.35%
          -----------------------------------------------------------------------------------------------------------------
          Investors Bank & Trust Tri Party Repurchase Agreement, dated 12/29/00, due 01/02/01, with a maturity value of
          $11,363,024 and an effective yield of 5.73%.                              11,355,794                  11,355,794
          -----------------------------------------------------------------------------------------------------------------
          TOTAL REPURCHASE AGREEMENT
          (Cost: $11,355,794)                                                                                   11,355,794
          -----------------------------------------------------------------------------------------------------------------


          TOTAL INVESTMENTS IN SECURITIES -- 100.00%
          (Cost $2,770,891,098)                                                                              3,228,246,834
          -----------------------------------------------------------------------------------------------------------------
          Other Assets, Less Liabilities -- 0.00%                                                                 (157,151)
          -----------------------------------------------------------------------------------------------------------------
          NET ASSETS -- 100.00%                                                                             $3,228,089,683
          =================================================================================================================

          *    Denotes all or part of security on loan. See Note 4.
          **   Yield to Maturity.
          +    Non-income earning securities.
          ++   This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
          +++  Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost:  $2,770,891,098) (Note 1)         $        3,228,246,834
Receivables:
      Investment securities sold                                                 45,101,153
      Dividends and interest                                                      2,852,727
                                                                     -----------------------
Total Assets                                                                  3,276,200,714
                                                                     -----------------------
LIABILITIES
Payables:
      Investment securities purchased                                             5,992,072
      Due to broker - variation margin                                              793,723
      Collateral for securities loaned (Note 4)                                  40,886,590
      Due to BGFA (Note 2)                                                          438,646
                                                                     -----------------------
Total Liabilities                                                                48,111,031
                                                                     -----------------------
NET ASSETS                                                           $        3,228,089,683
                                                                     =======================

--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statement of Operations
For the Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $40,582)                      $           43,710,718
      Interest (Includes securities lending income of $112,736)                               6,026,454
                                                                                 -----------------------
Total Investment Income                                                                      49,737,172
                                                                                 -----------------------
EXPENSES (Note 2)
      Advisory fees                                                                           1,961,851
                                                                                 -----------------------
Total expenses                                                                                1,961,851
                                                                                 -----------------------
Net investment income                                                                        47,775,321
                                                                                 -----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                                              862,950,326
      Net realized loss on sale of futures contracts                                         (8,196,362)
      Net change in unrealized appreciation (depreciation) of investments                (1,234,235,819)
      Net change in unrealized appreciation (depreciation) of futures contracts             (10,595,675)
                                                                                 -----------------------
Net loss on investments                                                                    (390,077,530)
                                                                                 -----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $         (342,302,209)
                                                                                 =======================

--------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------

                                                                       For the Year Ended For the Period Ended For the Year Ended
                                                                       December 31, 2000  December 31, 1999 *  February 28, 1999
                                                                       -----------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                            $     47,775,321   $      52,303,458   $      43,674,276
      Net realized gain                                                     854,753,964         170,279,517         181,973,840
      Net change in unrealized appreciation (depreciation)               (1,244,831,494)        562,095,831         250,798,350
                                                                       -----------------  ------------------  ------------------
Net increase (decrease) in net assets resulting from operations            (342,302,209)        784,678,806         476,446,466
                                                                       -----------------  ------------------  ------------------
Interestholder transactions:
      Contributions                                                       1,599,306,476       1,849,624,688       2,288,411,987
      Withdrawals                                                        (2,856,439,610)     (1,493,871,246)     (1,431,828,889)
                                                                       -----------------  ------------------  ------------------
Net increase (decrease) in net assets resulting
from interestholder transactions                                         (1,257,133,134)        355,753,442         856,583,098
                                                                       -----------------  ------------------  ------------------
Increase (decrease) in net assets                                        (1,599,435,343)      1,140,432,248       1,333,029,564
NET ASSETS:
Beginning of period                                                       4,827,525,026       3,687,092,778       2,354,063,214
                                                                       -----------------  ------------------  ------------------
End of period                                                          $  3,228,089,683   $   4,827,525,026   $   3,687,092,778
                                                                       =================  ==================  ==================

--------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.


     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

       It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:


--------------------------------------------------------------------------
Number of      Futures    Expiration     Notional         Net Unrealized
Contracts       Index        Date      Contract Value      Depreciation
--------------------------------------------------------------------------

  55           S&P 500     03/16/01    $   18,356,250     $    (723,100)
--------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,050,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $11,592,589.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.


3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

                  Purchases at cost                  $  399,446,810
                  Sales proceeds                      1,508,761,551


     At December 31, 2000, the cost of investments for federal income tax purposes was $2,777,752,970. Net unrealized appreciation aggregated $450,493,864, of which $787,496,946 represented gross unrealized appreciation on securities and $337,003,082 represented gross unrealized depreciation on securities.


4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $39,952,214 and the value of the related collateral was $40,886,590.

5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                     For the       For the        For the       For the         For the       For the
                                    Year Ended   Period Ended    Year Ended    Year Ended      Year Ended    Year Ended
                                   December 31,  December 31,   February 28,   February 28,   February 28,   February 29,
                                      2000          1999 *          1999          1998            1997          1996
-------------------------------------------------------------------------------------------------------------------------
        Ratio of expenses to   +      0.05%          0.05%          0.05%         0.05%           0.05%         0.05%
        average net assets
        Ratio of net           +      1.22%          1.44%          1.61%         1.89%           2.31%         2.68%
        investment income to
        average net assets
        Portfolio turnover rate         10%             7%            11%            6%              4%            2%
        Total return                 -9.19%         19.82% ++      19.65%        34.77%          25.97%        34.50%

-------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31,1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
+    Annualized for periods of less than one year.
++   Not annualized.

6.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the ten-month period ended December 31, 1999 and for the year ended February 28, 1999 and financial highlights for the year then ended, the ten-month period ended December 31, 1999, and for each of the years in the four-year period ended February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

San Francisco, California
February 9, 2001

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2000

         Security                                                            Shares                   Value
         ---------------------------------------------------------------------------------------------------

         COMMON STOCKS--98.75%
         ADVERTISING--0.37%
         ---------------------------------------------------------------------------------------------------
         Ackerly Group Inc. (The)                                               800                   7,201
         ADVO Inc.                                            +               1,000                  44,375
         APAC Customer Services Inc.                          +               1,600                   5,900
         Donnelley (R.H.) Corp.                               +               1,800                  43,762
         Key3Media Group Inc.                                 +               1,200                  14,625
         Modem Media Inc.                                     +                 900                   2,981
         Penton Media Inc.                                                    1,200                  32,250
         Valuevision International Inc. "A"                   +               2,300                  29,037
         Ventiv Health Inc.                                   +                 900                  11,306
         ---------------------------------------------------------------------------------------------------
                                                                                                    191,437
         ---------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.41%
         ---------------------------------------------------------------------------------------------------
         AAR Corp.                                                            1,600                  20,200
         Alliant Techsystems Inc.                             +                 800                  53,400
         Armor Holdings Inc.                                  +               1,000                  17,437
         Curtiss Wright Corp.                                                   300                  13,950
         GenCorp. Inc.                                                        2,000                  19,250
         HEICO Corp.                                                            500                   7,812
         Orbital Sciences Corp.                               +               2,500                  10,312
         Primex Technologies Inc.                                               500                  15,937
         Sequa Corp. "A"                                      +                 400                  14,550
         Teledyne Technologies Inc.                           +               1,800                  42,525
         ---------------------------------------------------------------------------------------------------
                                                                                                    215,373
         ---------------------------------------------------------------------------------------------------

         AGRICULTURE--0.09%
         ---------------------------------------------------------------------------------------------------
         Delta & Pine Land Co.                                                2,200                  46,062
         ---------------------------------------------------------------------------------------------------
                                                                                                     46,062
         ---------------------------------------------------------------------------------------------------

         AIRLINES--0.55%
         ---------------------------------------------------------------------------------------------------
         Airtran Holdings Inc.                                +               3,500                  25,375
         Alaska Air Group Inc.                                +               1,500                  44,625
         American West Holdings Corp. "B"                     +               2,000                  25,625
         Atlantic Coast Airlines Holdings Inc.                +               1,000                  40,875
         Frontier Airlines Inc.                               +               1,100                  34,031
         Mesa Air Group Inc.                                  +               2,100                  14,700
         Mesaba Holdings Inc.                                 +                 700                   8,794
         Midwest Express Holdings Inc.                        +                 800                  11,750
         SkyWest Inc.                                                         2,800                  80,500
         ---------------------------------------------------------------------------------------------------
                                                                                                    286,275
         ---------------------------------------------------------------------------------------------------

         APPAREL--0.35%
         ---------------------------------------------------------------------------------------------------
         Oshkosh B'gosh Inc. "A"                                                600                  11,100
         Phillips-Van Heusen Corporation                                      1,300                  16,900
         Reebok International Ltd.                            +               2,600                  71,084
         Russell Corp.                                                        1,600                  24,700
         Skechers U.S.A. Inc. "A"                             +                 800                  12,400
         Stride Rite Corp.                                                    2,600                  18,200
         Unifi Inc.                                           +               3,200                  28,600
         ---------------------------------------------------------------------------------------------------
                                                                                                    182,984
         ---------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.42%
         ---------------------------------------------------------------------------------------------------
         American Axle & Manufacturing Holdings Inc.          +                 700                   5,556
         AO Smith Corp. "B"                                                   1,300                  22,181
         Borg-Warner Automotive Inc.                                          1,500                  60,000
         CLARCOR Inc.                                                         1,400                  28,962
         Delco Remy International Inc.                        +               1,600                  13,800
         Dura Automotive Systems Inc.                         +               1,000                   5,250
         Exide Corp.                                                          1,400                  10,675
         Group 1 Automotive Inc.                              +               1,000                   9,375
         Hayes Lemmerz International Inc.                     +               1,300                   8,694
         IMPCO Technologies Inc.                              +                 300                   3,600
         Oshkosh Truck Corp.                                                    900                  39,600
         Wabash National Corp.                                                1,600                  13,800
         ---------------------------------------------------------------------------------------------------
                                                                                                    221,493
         ---------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.59%
         ---------------------------------------------------------------------------------------------------
         ArvinMeritor Inc.                                                    4,200                  47,775
         Bandag Inc.                                                            700                  28,394
         Collins & Aikman Corp.                               +               2,300                   9,631
         Cooper Tire & Rubber Co.                                             3,900                  41,437
         Lear Corp.                                           +               3,900                  96,769


                                       74

         Modine Manufacturing Co.                                             1,300                  26,975
         Superior Industries International Inc.                               1,100                  34,719
         Tower Automotive Inc.                                +               2,500                  22,500
         ---------------------------------------------------------------------------------------------------
                                                                                                    308,200
         ---------------------------------------------------------------------------------------------------

         BANKS--8.79%
         ---------------------------------------------------------------------------------------------------
         Alabama National Bancorp                                               500                  11,312
         AMCORE Financial Inc.                                                1,600                  33,100
         American Financial Holdings Inc.                                     1,600                  33,000
         Anchor Bancorp Wisconsin Inc.                                        1,400                  22,400
         Andover Bancorp Inc.                                                   400                  13,775
         Area Bancshares Corp.                                                  900                  14,850
         Astoria Financial Corp.                                              2,600                 141,212
         BancFirst Corp.                                                        300                  11,906
         Bancorp South Inc.                                                   5,000                  60,937
         Bank of Granite Corp.                                                  600                  13,950
         Bank United Corp. "A"                                                1,900                 129,556
         BankAtlantic Bancorp Inc. "A"                                        2,000                   7,500
         Bay View Capital Corp.                                               2,200                  13,750
         BOK Financial Corp.                                  +                 700                  14,875
         Brookline Bancorp Inc.                                                 900                  10,350
         BSB Bancorp Inc.                                                       600                   7,903
         Capital City Bank Group Inc.                                           300                   7,444
         Cathay Bancorp Inc.                                                    500                  29,500
         Century South Banks Inc.                                               700                  23,581
         Chemical Financial Corp.                                               900                  21,037
         Chittenden Corp.                                                     1,600                  48,500
         Citizens Banking Corp.                                               2,700                  78,469
         City Bank                                                              600                  12,825
         Colonial BancGroup Inc.                                              5,800                  62,350
         Commerce Bancorp Inc.                                                1,800                 123,075
         Commercial Federal Corp.                                             3,300                  64,144
         Community First Bankshares Inc.                                      2,500                  47,187
         CORUS Bankshares Inc.                                                  500                  24,742
         CPB Inc.                                                               400                  11,150
         Cullen/Frost Bankers Inc.                                            3,100                 129,619
         CVB Financial Corp.                                                  1,000                  17,000
         Dime Community Bancshares                                              700                  17,675
         Downey Financial Corp.                                               1,200                  66,000
         East West Bancorp Inc.                                               1,300                  32,419
         F&M Bancorp                                                            700                  14,437
         F&M National Corp.                                                   1,400                  36,575
         F.N.B. Corp.                                                         1,300                  27,300
         Farmers Capital Bank Corp.                                             300                   8,287
         First BanCorp.                                                       1,200                  28,350
         First Busey Corp. "A"                                                  400                   7,975
         First Charter Corp.                                                  1,900                  28,262
         First Citizens Bancshares Inc. "A"                                     400                  32,300
         First Commonwealth Financial Corp.                                   3,500                  35,000
         First Federal Capital Corp.                                            900                  13,050
         First Financial Bancorp                                              2,200                  37,400
         First Financial Bankshares Inc.                                        500                  15,719
         First Financial Corp.                                                  400                  12,775
         First Financial Holdings Inc.                                          800                  15,750
         First Indiana Corp.                                                    600                  14,100
         First Merchants Corp.                                                  600                  13,612
         First Midwest Bancorp Inc.                                           2,400                  69,000
         First Niagara Financial Group Inc.                                     900                   9,731
         First Sentinel Bancorp Inc.                                          2,000                  23,000
         1st Source Corp.                                                       700                  12,775
         FirstFed Financial Corp.                             +               1,000                  32,312
         Frontier Financial Corp.                                             1,000                  25,062
         Fulton Financial Corp.                                               4,300                  99,169
         GBC Bancorp                                                            600                  23,025
         Gold Bancorp Inc.                                                    2,100                   9,844
         Greater Bay Bancorp                                                  2,400                  98,400
         Hancock Holding Co.                                                    600                  22,950
         Harbor Florida Bancshares Inc.                                       1,400                  20,912
         Harleysville National Corp.                                            500                  17,344
         Hudson United Bancorp                                                3,200                  67,000
         Imperial Bancorp                                     +               2,200                  57,750
         Independence Community Bank Corp.                                    3,900                  62,156
         Independent Bank Corp.(MA)                                             800                  10,000
         IndyMac Bancorp Inc.                                 +               4,000                 118,000
         Integra Bank Corp.                                                   1,000                  25,562
         International Bancshares Corp.                                         900                  30,712
         Investors Financial Services Corp.                                   1,700                 146,200
         Irwin Financial Corp.                                                  700                  14,831
         MAF Bancorp Inc.                                                     1,400                  39,812
         Medallion Financial Corp.                                              800                  11,700
         Merchants New York Bancorp Inc.                                      1,000                  25,062
         MidAmerica Bancorp                                                     500                  11,375
         Mid-State Bancshares                                                   600                  21,300
         Mississippi Valley Bancshares Inc.                                     300                   8,812

                                       75

         National Penn Bancshares Inc.                                          800                  16,150
         NBT Bancorp Inc.                                                     1,400                  20,475
         Net.B@nk Inc.                                        +               1,600                  10,500
         New York Community Bancorp                                           1,000                  36,750
         Northwest Bancorp Inc.                                               1,000                   9,062
         OceanFirst Financial Corp.                                             700                  17,237
         Ocwen Financial Corp.                                +               2,400                  15,300
         Omega Financial Corp.                                                  500                  13,500
         Oriental Financial Group Inc.                                          800                  10,650
         Pacific Capital Bancorp                                              1,600                  45,000
         Pacific Northwest Bancorp                                            1,000                  13,812
         Park National Corp.                                                    500                  44,844
         People's Bank                                                        1,600                  41,400
         PFF Bancorp Inc.                                                       800                  16,700
         Premier National Bancorp Inc.                                          900                  18,731
         Promistar Financial Corp.                                              900                  15,652
         Provident Bankshares Corp.                                           1,700                  35,487
         Provident Financial Group Inc.                                       1,300                  48,750
         R&G Financial Corp. "B"                                                800                  11,400
         Republic Bancorp Inc.                                                3,100                  33,519
         Republic Security Financial Corp.                                    3,100                  22,378
         Richmond County Financial Corp.                                      1,600                  41,800
         Riggs National Corp.                                                 1,200                  16,725
         Roslyn Bancorp Inc.                                                  3,700                 101,056
         S&T Bancorp Inc.                                                     1,500                  32,437
         Sandy Spring Bancorp Inc.                                              500                  11,375
         Santander Bancorp                                                      500                   9,625
         Silicon Valley Bancshares                            +               2,500                  86,406
         Sky Financial Group Inc.                                             5,000                  83,750
         South Financial Group Inc. (The)                                     2,700                  35,775
         Southwest Bancorp of Texas Inc.                      +               1,700                  72,994
         Staten Island Bancorp Inc.                                           2,200                  47,025
         Sterling Bancshares Inc.                                             1,600                  31,600
         Susquehanna Bancshares Inc.                                          2,400                  39,600
         Texas Regional Bancshares "A"                                          990                  32,175
         Trust Company of New Jersey (The)                                    1,100                  13,819
         TrustCo Bank Corp.                                                   3,600                  43,875
         Trustmark Corp.                                                      3,400                  71,400
         UCBH Holdings Inc.                                                     500                  23,312
         UMB Financial Corp.                                                  1,000                  37,375
         United Bancshares Inc.                                               2,100                  44,625
         United Community Financial Corp.                                     2,300                  15,956
         United National Bancorp                                              1,000                  19,187
         USB Holding Co. Inc.                                                   700                   8,794
         W Holding Co. Inc.                                                   1,700                  19,762
         Washington Federal Inc.                                              3,100                  88,156
         Webster Financial Corp.                                              2,900                  82,106
         WesBanco Inc.                                                        1,000                  23,500
         Westamerica Bancorp                                                  2,100                  90,300
         WestCorp Inc.                                                          700                  10,500
         Whitney Holding Corp.                                                1,300                  47,206
         ---------------------------------------------------------------------------------------------------
                                                                                                  4,591,294
         ---------------------------------------------------------------------------------------------------

         BEVERAGES--0.25%
         ---------------------------------------------------------------------------------------------------
         Agribrands International Inc.                        +                 600                  32,100
         Cadiz Inc.                                           +               2,100                  18,769
         Coca-Cola Bottling Co.                                                 100                   3,787
         Constellation Brands Inc.                            +                 800                  47,000
         Rica Foods Inc.                                      +                 400                   2,150
         Robert Mondavi Corp. (The) "A"                       +                 500                  27,062
         ---------------------------------------------------------------------------------------------------
                                                                                                    130,868
         ---------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--1.22%
         ---------------------------------------------------------------------------------------------------
         ACLARA BioSciences Inc.                              +                 700                   7,612
         Ariad Pharmaceuticals Inc.                           +               1,500                   7,125
         Avant Immunotherapeutics Inc.                        +               3,000                  20,625
         Bio-Technology General Corp.                         +               3,300                  23,306
         Cambrex Corp.                                                        1,500                  67,875
         Collateral Therapeutics Inc.                         +                 400                   7,075
         Cryolife Inc.                                        +                 900                  27,225
         CuraGen Corp.                                        +               1,700                  46,431
         Cytogen Corp.                                        +               4,700                  11,016
         Diversa Corp.                                        +                 500                   8,969
         Exelixis Inc.                                        +                 600                   8,775
         Gene Logic Inc.                                      +               1,500                  27,562
         Genome Therapeutics Corp.                            +               1,300                   9,059
         Genomic Solutions Inc.                               +                 600                   4,575
         Immunomedics Inc.                                    +               1,900                  40,850
         Intermune Pharmaceuticals Inc.                       +                 500                  22,312
         Isis Pharmaceuticals Inc.                            +               2,400                  25,500
         Lexicon Genetics Inc.                                +                 700                  11,637
         Maxim Pharmaceuticals Inc.                           +               1,400                   8,925
         Maxygen Inc.                                         +                 500                  12,250
         Myriad Genetics Inc.                                 +               1,200                  99,300


                                       76

         Nanogen Inc.                                         +                 900                   8,100
         Nexell Therapeutics Inc.                             +                 800                   2,425
         Orchid Biosciences Inc.                              +                 500                   7,000
         Organogenesis Inc.                                   +               2,100                  18,879
         Paradigm Genetics Inc.                               +                 400                   4,000
         Regeneron Pharmaceuticals Inc.                       +               1,100                  38,792
         Sequenom Inc.                                        +                 400                   5,600
         Targeted Genetics Corp.                              +               1,600                  10,700
         Transkaryotic Therapies Inc.                         +               1,200                  43,725
         ---------------------------------------------------------------------------------------------------
                                                                                                    637,225
         ---------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--0.83%
         ---------------------------------------------------------------------------------------------------
         Advanced Lighting Technologies Inc.                  +               1,000                   6,625
         Centex Construction Products Inc.                                      400                  10,925
         Chemed Corp.                                                           500                  16,812
         CoorsTek Inc.                                        +                 200                   6,275
         Dal-Tile International Inc.                          +               3,300                  46,819
         Elcor Corp.                                                          1,200                  20,250
         Florida Rock Industries Inc.                                         1,100                  43,037
         Genlyte Group Inc. (The)                             +                 700                  16,625
         Integrated Electrical Services Inc.                  +               2,200                  13,062
         Lennox International Inc.                                            2,500                  19,375
         NCI Building Systems Inc.                            +               1,100                  20,694
         Rayonier Inc.                                                        1,600                  63,700
         Simpson Manufacturing Co. Inc.                       +                 500                  25,500
         Texas Industries Inc.                                                1,300                  39,000
         Trex Co. Inc.                                        +                 400                  10,075
         U.S. Aggregates Inc.                                                   500                   3,844
         York International Corp.                                             2,300                  70,581
         ---------------------------------------------------------------------------------------------------
                                                                                                    433,199
         ---------------------------------------------------------------------------------------------------

         CHEMICALS--2.63%
         ---------------------------------------------------------------------------------------------------
         Airgas Inc.                                          +               3,100                  21,119
         Albemarle Corp.                                                      1,400                  34,650
         Arch Chemicals Inc.                                                  1,100                  19,525
         Cabot Microelectronics Corp.                         +               1,400                  72,712
         Calgon Carbon Corp.                                                  2,300                  13,081
         ChemFirst Inc.                                                         900                  19,856
         Crompton Corp.                                                       7,000                  73,500
         Cytec Industries Inc.                                +               2,400                  95,850
         Ferro Corp.                                                          2,100                  48,300
         Fuller (H. B.) Co.                                                     800                  31,562
         Gentek Inc.                                                            400                   6,600
         Georgia Gulf Corp.                                                   1,900                  32,419
         Great Lakes Chemical Corp.                                           2,700                 100,406
         International Specialty Products Inc.                +               1,100                   7,356
         Liqui-Box Corp.                                                        200                   7,450
         Lubrizol Corp.                                                       3,100                  79,825
         MacDermid Inc.                                                       1,100                  20,900
         Millennium Chemicals Inc.                                            3,900                  70,687
         Minerals Technologies Inc.                                           1,200                  41,025
         Myers Industries Inc.                                                1,000                  14,500
         NL Industries Inc.                                                   1,200                  29,100
         Olin Corp.                                                           2,200                  48,675
         OM Group Inc.                                                        1,400                  76,475
         Omnova Solutions Inc.                                                2,300                  13,800
         PolyOne Corp.                                                        5,900                  34,662
         RPM Inc.                                                             6,400                  54,800
         Schulman (A.) Inc.                                                   1,800                  20,700
         Solutia Inc.                                                         6,300                  75,600
         Spartech Corp.                                                       1,000                  20,562
         Stepan Co.                                                             300                   7,106
         Surmodics Inc.                                       +                 700                  25,769
         Symyx Technologies Inc.                              +               1,300                  46,800
         Uniroyal Technology Corp.                            +               1,000                   6,250
         Valhi Inc.                                                             500                   5,750
         Valspar Corp.                                                        2,200                  70,796
         Wellman Inc.                                                         1,900                  26,837
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,375,005
         ---------------------------------------------------------------------------------------------------

         COAL--0.08%
         ---------------------------------------------------------------------------------------------------
         Consol Energy Inc.                                                   1,500                  41,906
         ---------------------------------------------------------------------------------------------------
                                                                                                     41,906
         ---------------------------------------------------------------------------------------------------

         COMMERCIAL SERVICES--3.87%
         ---------------------------------------------------------------------------------------------------
         Aaron Rents Inc. "B"                                                 1,000                  14,062
         ABM Industries Inc.                                                  1,000                  30,625
         ACNielsen Corp.                                      +               3,200                 116,000
         Administaff Inc.                                     +               1,100                  29,920
         AnswerThink Consulting Group Inc.                    +               2,200                   7,975
         Aurora Biosciences Corp.                             +               1,200                  37,725
         Blount International Inc.                            +                 600                   4,612
         Bowne & Co. Inc.                                                     2,100                  22,181
         Bright Horizons Family Solutions Inc.                +                 700                  18,287


                                       77

         Career Education Corp.                               +               1,100                  43,037
         Caremark Rx Inc.                                     +              13,600                 184,450
         CDI Corp.                                            +                 700                  10,237
         Central Parking Corp.                                                  700                  14,000
         Coinstar Inc.                                        +               1,200                  18,300
         Corinthian Colleges Inc.                             +                 500                  18,969
         Corporate Executive Board Co. (The)                  +               1,100                  43,742
         CoStar Group Inc.                                    +                 700                  16,537
         CPI Corp.                                                              400                   8,000
         Cubist Pharmaceuticals Inc.                          +               1,600                  46,400
         CV Therapeutics Inc.                                 +                 900                  63,675
         DiamondCluster International Inc. "A"                +               1,300                  39,650
         eBenx Inc.                                           +                 500                   3,375
         Edison Schools Inc.                                  +                 900                  28,350
         Education Management Corp.                           +               1,200                  42,900
         Electro Rent Corp.                                   +                 800                  11,300
         Emisphere Technologies Inc.                          +                 900                  22,500
         Encompass Service Corp.                              +               4,000                  20,250
         First Consulting Group Inc.                          +               1,200                   5,700
         FYI Inc.                                             +                 800                  29,500
         Gaiam Inc.                                           +                 200                   3,087
         Gartner Group Inc. "A"                               +               4,300                  29,670
         Heidrick & Struggles International Inc.              +               1,100                  46,269
         Horizon Offshore Inc.                                +                 500                   9,875
         HotJobs.com Ltd.                                     +               1,200                  13,725
         Insurance Auto Auctions Inc.                         +                 600                   7,200
         ITT Educational Services Inc.                        +                 800                  17,600
         Kelly Services Inc. "A"                                              1,000                  23,625
         Korn/Ferry International                             +               2,200                  46,750
         Learning Tree International Inc.                     +                 700                  34,650
         Mail-Well Inc.                                       +               3,000                  12,937
         Management Network Group Inc. (The)                  +                 400                   4,750
         MAXIMUS Inc.                                         +                 700                  24,456
         McGrath Rentcorp                                                       500                   9,687
         MedQuist Inc.                                        +                 900                  14,400
         Midas Inc.                                                           1,000                  11,937
         Modis Professional Services Inc.                     +               5,700                  23,512
         Navigant Consulting Co.                              +               2,600                   9,912
         NetRatings Inc.                                      +                 400                   5,875
         Neurogen Corp.                                       +                 800                  28,100
         Ogden Corp.                                          +               2,900                  44,587
         On Assignment Inc.                                   +               1,400                  39,900
         Pharmaceutical Product Development Inc.              +               1,100                  54,656
         Pharmacopeia Inc.                                    +               1,200                  26,175
         Predictive Systems Inc.                              +                 400                   2,862
         Pre-Paid Legal Services Inc.                         +               1,100                  28,050
         Profit Recovery Group International Inc. (The)       +               2,500                  15,937
         ProsoftTraining.com                                  +               1,300                  15,762
         Regis Corp.                                                          2,200                  31,900
         Rent-A-Center Inc.                                   +               1,000                  34,500
         Rent-Way Inc.                                        +               1,800                   7,987
         Rollins Inc.                                                         1,000                  20,062
         Roper Industries Inc.                                                1,800                  59,512
         Sodexho Marriott Services Inc.                       +               1,900                  42,037
         Sotheby's Holdings Inc. "A"                          +               2,500                  57,969
         Source Information Management Co.                    +                 800                   3,000
         Spherion Corporation                                 +               3,400                  38,462
         SPS Technologies Inc.                                +                 700                  38,369
         Strayer Education Inc.                                                 400                  10,225
         Sylvan Learning Systems Inc.                         +               1,600                  23,700
         Trimeris Inc.                                        +                 900                  49,387
         United Rentals Inc.                                  +               1,900                  25,531
         URS Corp.                                            +                 800                  11,750
         Volt Information Sciences Inc.                       +                 500                  10,375
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,022,971
         ---------------------------------------------------------------------------------------------------

         COMPUTERS--6.77%
         ---------------------------------------------------------------------------------------------------
         About.com Inc.                                       +               1,000                  26,937
         Actuate Corp.                                        +               3,400                  65,025
         Adept Technology Inc.                                +                 600                   8,700
         Advanced Digital Information Corp.                   +               3,100                  71,300
         Advantage Learning Systems Inc.                      +                 600                  20,175
         Advent Software Inc.                                 +               1,600                  64,100
         AGENCY.com Ltd.                                      +                 800                   3,100
         Allaire Corp.                                        +               1,500                   7,547
         Analysts International Corp.                                         1,500                   5,719
         AremisSoft Corp.                                     +                 600                  25,612
         Ask Jeeves Inc.                                      +               1,700                   4,144
         Aspen Technology Inc.                                +               1,800                  59,850
         AVT Corp.                                            +               1,600                   7,950
         BARRA Inc.                                           +               1,000                  47,125
         Bell & Howell Co.                                    +                 900                  14,850
         BindView Development Corp.                           +               2,300                  21,634
         Black Box Corp.                                      +               1,100                  53,144


                                       78

         Bluestone Software Inc.                              +                 800                  12,100
         Bottomline Technologies Inc.                         +                 500                  12,844
         Braun Consulting Inc.                                +                 700                   2,581
         Brio Technology Inc.                                 +                 900                   3,797
         Broadbase Software Inc.                              +               2,100                  13,125
         Brooktrout Inc.                                      +                 800                   7,575
         BSQUARE Corp.                                        +                 800                   4,800
         CACI International Inc. "A"                          +                 600                  13,809
         Carreker Corp.                                       +                 600                  20,850
         C-bridge Internet Solutions Inc.                     +                 700                   2,734
         CCC Information Services Group Inc.                  +               1,400                   8,750
         Ciber Inc.                                           +               2,900                  14,137
         Clarent Corp.                                        +               1,400                  15,837
         Clarus Corp.                                         +               1,000                   7,000
         click2learn.com Inc.                                 +                 600                   5,850
         Cognizant Technology Solutions Corp.                 +                 400                  14,525
         Complete Business Solutions Inc.                     +               1,500                  15,469
         Computer Network Technology Corp.                    +               1,500                  43,219
         Concurrent Computer Corp.                            +               3,200                  17,200
         Crossroads Systems Inc.                              +                 700                   3,281
         Cysive Inc.                                          +                 600                   2,475
         Daleen Technologies Inc.                             +               1,000                   3,750
         Data Broadcasting Corp.                              +               4,300                  15,050
         Data Return Corp.                                    +                 900                   3,375
         Datastream Systems Inc.                              +               1,000                   9,750
         Deltek Systems Inc.                                  +                 600                   2,550
         Dendrite International Inc.                          +               1,800                  40,275
         Digimarc Corp.                                       +                 500                   8,250
         Digital River Inc.                                   +               1,600                   3,800
         Digitas Inc.                                         +                 800                   4,050
         Documentum Inc.                                      +               1,900                  94,406
         Dot Hill Systems Corp.                               +               1,000                   3,875
         DSET Corporation                                     +                 800                   1,437
         DSP Group Inc.                                       +               1,600                  33,675
         Eclipsys Corp.                                       +               2,200                  53,900
         eGain Communications Corp.                           +               2,100                   6,497
         eLoyalty Corp.                                       +               2,900                  18,759
         ePlus Inc.                                           +                 400                   4,550
         Extended Systems Inc.                                +                 500                   5,844
         F5 Networks Inc.                                     +               1,000                   9,500
         FactSet Research Systems Inc.                                        1,200                  44,484
         Fair Isaac and Co. Inc.                                                700                  35,700
         FileNET Corp.                                        +               2,100                  57,225
         Frontline Capital Group Inc.                         +               1,600                  21,275
         GoTo.com Inc.                                        +               1,800                  13,162
         Great Plains Software Inc.                           +                 800                  37,650
         Hall Kinion & Associates Inc.                        +                 600                  12,075
         HNC Software Inc.                                    +               1,900                  56,406
         Hypercom Corp.                                       +               1,100                   3,437
         Hyperion Solutions Corp.                             +               2,000                  30,875
         IDX Systems Corp.                                    +                 900                  22,500
         iGate Capital Corp.                                  +               2,400                   6,900
         Immersion Corp.                                      +                 800                   6,012
         Infocus Corp.                                        +               2,300                  33,925
         Informatica Corp.                                    +               3,200                 126,600
         Inforte Corp.                                        +                 300                   4,125
         Inprise Corp.                                        +               3,400                  18,806
         InterCept Group Inc. (The)                           +                 500                  13,344
         Intergraph Corp.                                     +               2,700                  16,200
         Interliant Inc.                                      +               3,000                   9,562
         internet.com Corp.                                   +                 800                   4,750
         Intertrust Technologies Corp.                        +               4,100                  13,837
         Interwoven Inc.                                      +               2,100                 138,469
         Intranet Solutions Inc.                              +               1,000                  51,000
         Intrusion.com Inc.                                   +               1,100                   5,225
         Iomega Corp.                                         +              15,900                  53,583
         ITXC Corp.                                           +                 600                   4,162
         Jupiter Media Metrix Inc.                            +               1,400                  13,037
         Keynote Systems Inc.                                 +               1,000                  14,187
         Kronos Inc.                                          +                 700                  21,656
         Level 8 Systems Inc.                                 +                 500                   3,047
         LookSmart Ltd.                                       +               2,900                   7,069
         Manhattan Associates Inc.                            +                 300                  12,787
         MapInfo Corp.                                        +                 800                  37,800
         Marimba Inc.                                         +               1,200                   5,400
         Maxtor Corp.                                         +               3,900                  21,816
         McAfee.com Corp.                                     +                 600                   3,000
         MCSi Inc.                                            +                 600                  12,825
         Media 100 Inc.                                       +                 900                   2,306
         Mentor Graphics Corp.                                +               3,800                 104,262
         META Group Inc.                                      +                 600                   3,900
         Metasolv Inc.                                        +                 700                   6,387
         Micron Electronics Inc.                              +               2,300                   8,984
         Micros Systems Inc.                                  +               1,000                  18,250


                                       79

         Microstrategy Inc.                                   +               1,600                  15,200
         Midway Games Inc.                                    +               1,800                  12,780
         MTI Technology Corp.                                 +               2,100                   8,269
         Multex.com Inc.                                      +               1,000                  13,250
         NEON Systems                                         +                 500                   3,125
         Neotopia Inc.                                        +               1,100                   4,744
         NetCreations Inc.                                    +                 500                   3,422
         Netegrity Inc.                                       +               1,500                  81,562
         NetIQ Corp.                                          +               1,600                 139,800
         NetScout Systems Inc.                                +                 900                   9,000
         NetSolve Inc.                                        +                 400                   3,050
         Network Equipment Technologies Inc.                  +               1,500                   9,656
         Network Peripherals Inc.                             +                 900                   5,794
         Nhancement Technologies Inc.                         +                 600                   2,962
         Novadigm Inc.                                        +                 900                   5,681
         Nuance Communications Inc.                           +                 300                  12,937
         NYFIX Inc.                                           +               1,300                  31,444
         ONYX Software Corp.                                  +               1,300                  14,300
         Packeteer Inc.                                       +               1,100                  13,612
         PC-Tel Inc.                                          +                 900                   9,675
         PEC Solutions Inc.                                   +                 600                   4,875
         Pegasus Solutions Inc.                               +               1,600                  11,100
         Perot Systems Corp. "A"                              +               3,500                  32,156
         Persistence Software Inc.                            +                 900                   3,994
         Phoenix Technologies Ltd.                            +               1,400                  18,878
         Preview Systems Inc.                                 +                 900                   2,812
         PRI Automation Inc.                                  +               1,200                  22,500
         Primus Knowledge Solutions Inc.                      +                 900                   5,850
         ProBusiness Services Inc.                            +                 900                  23,906
         Procom Technology Inc.                               +                 300                   3,891
         Progress Software Corp.                              +               2,000                  28,875
         Project Software & Development Inc.                  +                 800                   8,587
         Puma Technology Inc.                                 +               2,000                   8,312
         QRS Corp.                                            +                 900                  11,531
         Quantum Corp. - Hard Disk Drive                      +               4,600                  36,800
         Radiant Systems Inc.                                 +               1,000                  20,500
         Rainbow Technologies Inc.                            +               1,200                  18,975
         Ramp Networks Inc.                                   +               1,100                   6,291
         Retek Inc.                                           +               2,900                  70,687
         Saga Systems Inc.                                    +               1,800                  20,587
         Sanchez Computer Associates Inc.                     +                 800                   6,600
         Scientific Learning Corp.                            +                 600                   2,531
         SCM Microsystems Inc.                                +                 800                  26,400
         Secure Computing Corp.                               +               1,500                  14,812
         SERENA Software Inc.                                 +                 900                  30,811
         Silicon Graphics Inc.                                +              11,500                  46,000
         SilverStream Software Inc.                           +                 700                  14,437
         SmartDisk Corp.                                      +                 700                   2,712
         SmartServ Online Inc.                                +                 400                   2,837
         SONICblue Inc.                                       +               5,500                  22,687
         SonicWALL Inc.                                       +               1,400                  22,750
         SportsLine.com Inc.                                  +               1,400                   7,437
         SPSS Inc.                                            +                 500                  11,031
         Storage Technology Corp.                             +               5,700                  51,300
         Switchboard Inc.                                     +                 800                   2,375
         Sykes Enterprises Inc.                               +               1,700                   7,544
         Syntel Inc.                                          +                 400                   2,300
         Systems & Computer Technology Corp.                  +               1,900                  23,394
         Take-Two Interactive Software Inc.                   +               1,700                  19,550
         Tanning Technology Corp.                             +               1,000                   3,687
         THQ Inc.                                             +               1,200                  29,250
         Transaction Systems Architects Inc. "A"              +               2,000                  23,125
         Travelocity.com Inc.                                 +               1,000                  12,125
         Tricord Systems Inc.                                 +               1,100                   9,144
         Tumbleweed Communications Corp.                      +                 600                  10,266
         Unigraphics Solutions Inc.                           +                 300                   4,894
         Vasco Data Security International Inc.               +                 800                   4,300
         Verity Inc.                                          +               1,700                  40,906
         Vertex Interactive Inc.                              +                 800                   5,000
         Vialink Co. (The)                                    +               1,400                   3,937
         Viant Corp.                                          +               2,700                  10,716
         Visual Networks Inc.                                 +               2,100                   6,825
         WatchGuard Technologies Inc.                         +                 700                  22,137
         Wave Systems Corp. "A"                               +               2,900                  13,050
         WebTrends Corp.                                      +                 800                  23,150
         Xircom Inc.                                          +               1,600                  24,800
         ---------------------------------------------------------------------------------------------------
                                                                                                  3,536,355
         ---------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.25%
         ---------------------------------------------------------------------------------------------------
         Alberto-Culver Co. "B"                                               2,100                  89,906
         Carter-Wallace Inc.                                                  1,200                  40,050
         ---------------------------------------------------------------------------------------------------
                                                                                                    129,956
         ---------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.37%
         ---------------------------------------------------------------------------------------------------

                                       80

         Advanced Marketing Services Inc.                                       500                   8,687
         Brightpoint Inc.                                     +               3,200                  11,200
         Handleman Co.                                        +               1,700                  12,750
         Hughes Supply Inc.                                                   1,500                  26,910
         Owens & Minor Inc.                                                   2,000                  35,500
         SCP Pool Corp.                                       +                 900                  27,056
         United Stationers Inc.                               +               2,000                  48,000
         Watsco Inc.                                                          1,200                  13,824
         WESCO International Inc.                             +               1,300                   9,425
         ---------------------------------------------------------------------------------------------------
                                                                                                    193,352
         ---------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--3.03%
         ---------------------------------------------------------------------------------------------------
         Acacia Research Corp.                                +               1,000                  17,812
         Advanta Corp. "A"                                                    1,500                  13,219
         Affiliated Managers Group Inc.                       +               1,300                  71,337
         Alleghany Corp.                                      +                 300                  61,650
         Allied Capital Corp.                                                 4,700                  98,112
         American Capital Strategies Ltd.                                     1,400                  35,262
         AmeriCredit Corp.                                    +               4,600                 125,350
         Ampal-American Israel Corp. "A"                      +               1,200                   7,275
         BlackRock Inc.                                       +               1,100                  46,200
         Capitol Federal Financial                                            2,000                  33,500
         Charter Municipal Mortgage Acceptance Corp.                          1,200                  16,128
         CompuCredit Corp.                                    +                 800                  14,500
         Credit Acceptance Corp.                              +               1,100                   6,600
         Dain Rauscher Corp.                                                    800                  75,750
         Digital Insight Corp.                                +               1,300                  23,481
         DLJdirect Inc.                                       +               1,800                   6,750
         Doral Financial Corp.                                                1,900                  45,956
         DVI Inc.                                             +                 600                  10,237
         Eaton Vance Corp.                                                    3,500                 112,875
         Financial Federal Corp.                              +                 700                  16,712
         Forrester Research Inc.                              +                 700                  35,044
         Friedman Billings Ramsey Group Inc. "A"              +               1,600                  10,500
         Gabelli Asset Management Inc. "A"                    +                 300                   9,956
         Investment Technology Group Inc.                     +               1,700                  70,975
         Jeffries Group Inc.                                                  1,500                  46,875
         John Nuveen Co. "A"                                                    400                  23,000
         Labranche & Co. Inc.                                 +               2,200                  67,237
         Memberworks Inc.                                     +                 600                  12,750
         Metris Companies Inc.                                                3,600                  94,725
         Morgan Keegan Inc.                                                   1,300                  34,450
         National Processing Inc.                             +                 400                   6,800
         NCO Group Inc.                                       +               1,200                  36,450
         NextCard Inc.                                        +               2,300                  18,400
         Phoenix Investment Partners Ltd.                                     2,700                  42,356
         Professional Detailing Inc.                          +                 200                  21,153
         Raymond James Financial Inc.                                         2,400                  83,700
         Seacoast Financial Services Corp.                                    1,600                  19,200
         Southwest Securities Group Inc.                                      1,000                  25,875
         Startek Inc.                                         +                 500                   7,687
         Student Loan Corp.                                                     200                  10,887
         Tucker Anthony Sutro Corporation                                     1,100                  27,019
         Wackenhut Corp. "A"                                  +                 600                   8,100
         WFS Financial Inc.                                   +                 500                   9,250
         Wit Soundview Group Inc.                             +               6,300                  22,641
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,583,736
         ---------------------------------------------------------------------------------------------------

         ELECTRIC--2.99%
         ---------------------------------------------------------------------------------------------------
         ALLETE                                                               4,300                 106,694
         Avista Corp.                                                         2,900                  59,450
         Black Hills Corp.                                                    1,300                  58,175
         CH Energy Group Inc.                                                   900                  40,275
         Cleco Corp.                                                          1,300                  71,175
         Conectiv Inc.                                                        5,300                 106,331
         El Paso Electric Co.                                 +               3,200                  42,240
         EMCOR Group Inc.                                     +                 600                  15,300
         Empire District Electric Co. (The)                                   1,000                  26,312
         Hawaiian Electric Industries Inc.                                    1,900                  70,656
         IDACorp Inc.                                                         2,200                 107,937
         Kansas City Power & Light Co.                                        3,600                  98,775
         Madison Gas & Electric Co.                                             900                  20,362
         MDU Resources Group Inc.                                             3,800                 123,500
         NorthWestern Corp.                                                   1,400                  32,375
         OGE Energy Corp.                                                     4,600                 112,412
         Otter Tail Power Co.                                                 1,300                  36,075
         Public Service Company of New Mexico                                 2,100                  56,306
         RGS Energy Group Inc.                                                2,000                  64,875
         Sierra Pacific Resources Corp.                                       4,900                  78,706
         UIL Holdings Corporation                                               800                  39,800
         UniSource Energy Corp.                                               1,800                  33,862
         Western Resources Inc.                                               4,200                 104,212
         WPS Resources Corp.                                                  1,500                  55,219
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,561,024
         ---------------------------------------------------------------------------------------------------

                                       81

         ELECTRICAL COMPONENTS & EQUIPMENT--0.10%
         ---------------------------------------------------------------------------------------------------
         Advanced Energy Industries Inc.                      +                 800                  18,000
         Superconductor Technologies Inc.                     +               1,200                   4,350
         UCAR International Inc.                              +               2,800                  27,300
         ---------------------------------------------------------------------------------------------------
                                                                                                     49,650
         ---------------------------------------------------------------------------------------------------

         ELECTRONICS--5.42%
         ---------------------------------------------------------------------------------------------------
         Act Manufacturing Inc.                               +                 700                  11,025
         Actel Corp.                                          +               1,300                  31,444
         ADE Corp.                                            +                 600                  10,575
         Aeroflex Inc.                                        +               3,400                  98,016
         American Superconductor Corp.                        +               1,200                  34,275
         American Technical Ceramics Corp.                    +                 400                   4,000
         AMETEK Inc.                                                          1,900                  49,281
         Analogic Corp.                                                         400                  17,825
         Artesyn Technologies Inc.                            +               1,900                  30,162
         ATMI, Inc.                                           +               1,400                  27,300
         Barnes Group Inc.                                                      900                  17,887
         Bel Fuse Inc. "B"                                                      500                  17,000
         Belden Inc.                                                          1,500                  38,062
         Benchmark Electronics Inc.                           +               1,200                  27,075
         Brady Corp. "A"                                                      1,100                  37,194
         C&D Technologies Inc.                                                1,500                  64,781
         Cable Design Technologies Corp.                      +               2,600                  43,712
         California Amplifier Inc.                            +                 900                   8,325
         Caliper Technologies Corp.                           +                 300                  14,100
         Checkpoint Systems Inc.                              +               1,800                  13,387
         Coherent Inc.                                        +               1,600                  52,000
         Concord Camera Corp.                                 +               1,400                  23,100
         CTS Corp.                                                            1,700                  61,944
         Cubic Corp.                                                            300                   7,706
         Cymer Inc.                                           +               1,800                  46,322
         DDi Corp.                                            +                 800                  21,800
         Dionex Corp.                                         +               1,300                  44,850
         DuPont Photomasks Inc.                               +                 300                  15,853
         Electro Scientific Industries Inc.                   +               1,600                  44,800
         Energy Conversion Devices Inc.                       +                 900                  18,225
         EntreMed Inc.                                        +               1,000                  17,250
         ESS Technology Inc.                                  +               1,700                   8,712
         Exar Corp.                                           +               2,300                  71,264
         Excel Technology Inc.                                +                 500                   9,977
         FEI Co.                                              +                 800                  18,200
         Fisher Scientific International Inc.                 +               2,400                  88,500
         FSI International Inc.                               +               1,500                  12,562
         FuelCell Energy Inc.                                 +                 600                  41,137
         General Cable Corp.                                                  2,000                   8,875
         Genrad Inc.                                          +               1,600                  16,000
         Helix Technology Corp.                                               1,400                  33,141
         HI/FN Inc.                                           +                 400                  11,000
         Hutchinson Technology Inc.                           +               1,500                  20,625
         Ibis Technology Corp.                                +                 500                   9,625
         II-VI Inc.                                           +                 600                   9,112
         Interlink Electronics Inc.                           +                 600                   7,612
         Interlogix Inc.                                      +               1,200                  22,650
         JNI Corp.                                            +                 400                   9,075
         Keithley Instruments Inc.                                              500                  21,531
         Kent Electronics Corp.                               +               1,700                  28,050
         Littelfuse Inc.                                      +               1,200                  34,350
         Mattson Technology Inc.                              +               1,100                  11,344
         Meade Instruments Corp.                              +                 600                   3,937
         Mercury Computer Systems Inc.                        +               1,300                  60,369
         Methode Electronics Inc. "A"                                         2,100                  48,169
         Mettler Toledo International Inc.                    +               2,300                 125,062
         Microsemi Corp.                                      +                 600                  16,687
         MIPS Technologies Inc. "A"                           +               2,300                  61,381
         MKS Instruments Inc.                                 +                 300                   4,650
         Molecular Devices Corp.                              +               1,000                  68,437
         Moog Inc. "A"                                        +                 400                  11,600
         Nanometrics Inc.                                     +                 300                   4,144
         NETsilicon Inc.                                      +                 800                   2,975
         Oak Technology Inc.                                  +               2,600                  22,587
         Packard BioScience Company                           +                 800                   9,300
         Park Electrochemical Corp.                                             900                  27,619
         Photon Dynamics Inc.                                 +                 700                  15,750
         Photronics Inc.                                      +               1,500                  35,156
         Pioneer-Standard Electronics Inc.                                    1,900                  20,900
         Plexus Corp.                                         +               2,400                  72,937
         PLX Technology Inc.                                  +               1,000                   8,312
         Power Integrations Inc.                              +               1,600                  18,400
         QuickLogic Corp.                                     +               1,300                   9,019
         Rayovac Corp.                                        +               1,700                  24,119
         REMEC Inc.                                           +               2,200                  21,175

                                       82

         Research Frontiers Inc.                              +                 600                  10,500
         Robotic Vision Systems Inc.                          +               2,300                   6,325
         Rogers Corp.                                         +                 900                  36,956
         Rudolph Technologies Inc.                            +                 300                   9,056
         SBS Technologies Inc.                                +                 700                  20,956
         Sensormatic Electronics Corp.                        +               4,200                  84,262
         Silicon Image Inc.                                   +               2,100                  11,419
         Silicon Valley Group Inc.                            +               2,000                  57,500
         SIPEX Corp.                                          +               1,300                  31,119
         SLI Inc.                                                             1,200                   7,725
         Spectra-Physics Lasers Inc.                          +                 200                   5,050
         Stoneridge Inc.                                      +                 800                   5,400
         Supertex Inc.                                        +                 500                   9,883
         Technitrol Inc.                                                      1,400                  57,575
         Telcom Semiconductor Inc.                            +               1,000                  11,375
         Therma-Wave Inc.                                     +                 700                   9,800
         Three-Five Systems, Inc.                             +               1,300                  23,400
         Trimble Navigation Ltd.                              +               1,400                  33,600
         Triumph Group Inc.                                   +                 700                  28,700
         Universal Display Corp.                              +                 800                   5,750
         Universal Electronics Inc.                           +                 900                  13,894
         Valence Technology Inc.                              +               1,800                  16,762
         Varian Inc.                                          +               1,900                  64,362
         Viasystems Group Inc.                                +               2,700                  22,444
         Vicor Corp.                                          +               1,200                  36,450
         Watts Industries Inc. "A"                                            1,100                  15,262
         Woodhead Industries Inc.                                               700                  13,737
         X-Rite Inc.                                                          1,100                   8,594
         Zoran Corp.                                          +               1,000                  15,500
         Zygo Corp.                                           +                 800                  22,625
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,831,284
         ---------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.07%
         ---------------------------------------------------------------------------------------------------
         Syntroleum Corp.                                     +               2,000                  34,000
         ---------------------------------------------------------------------------------------------------
                                                                                                     34,000
         ---------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.25%
         ---------------------------------------------------------------------------------------------------
         Crossmann Communities Inc.                           +                 400                   8,400
         Foster Wheeler Corp.                                                 2,800                  14,700
         Granite Construction Inc.                                            1,100                  31,831
         Jacobs Engineering Group Inc.                        +               1,300                  60,044
         Washington Group International Inc.                  +               2,000                  16,375
         ---------------------------------------------------------------------------------------------------
                                                                                                    131,350
         ---------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.59%
         ---------------------------------------------------------------------------------------------------
         4Kids Entertainment Inc.                             +                 600                   5,362
         Anchor Gaming                                        +                 500                  19,500
         Argosy Gaming Co.                                    +               1,200                  23,025
         Championship Auto Racing Teams Inc.                  +                 700                  14,700
         Cheap Tickets Inc.                                   +                 700                   6,825
         Churchill Downs Inc.                                                   700                  20,869
         Dover Downs Entertainment Inc.                                         800                   8,950
         Expedia Inc. "A"                                     +                 600                   5,737
         Fairfield Communities Inc.                           +               2,500                  35,156
         Gaylord Entertainment Co. "A"                        +               1,000                  20,875
         GTECH Holdings Corp.                                 +               2,000                  41,125
         Isle of Capris Casinos Inc.                          +               1,600                  17,000
         Liberty Livewire Corporation "A"                     +                 300                   2,306
         Martha Stewart Living Inc. "A"                       +                 600                  12,037
         Penn National Gaming Inc.                            +                 500                   5,094
         Speedway Motorsports Inc.                            +                 900                  21,600
         Trendwest Resorts Inc.                               +                 200                   5,400
         Vail Resorts Inc.                                    +                 900                  21,094
         World Wrestling Federation Entertainment Inc.        +                 800                  12,800
         Zomax Inc.                                           +               1,900                   8,669
         ---------------------------------------------------------------------------------------------------
                                                                                                    308,124
         ---------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.36%
         ---------------------------------------------------------------------------------------------------
         Casella Waste Systems Inc. "A"                       +               1,300                  11,294
         Ionics Inc.                                          +               1,000                  28,375
         Mine Safety Appliances Co.                                             500                  12,562
         Stericycle Inc.                                      +                 800                  30,500
         Tetra Tech Inc.                                      +               2,100                  66,937
         Waste Connections Inc.                               +               1,100                  36,369
         ---------------------------------------------------------------------------------------------------
                                                                                                    186,037
         ---------------------------------------------------------------------------------------------------

         FOOD--2.67%
         ---------------------------------------------------------------------------------------------------
         American Italian Pasta Co. "A"                       +               1,100                  29,494
         Applebee's International Inc.                                        1,300                  40,869
         Buca Inc.                                            +                 400                   5,875
         CEC Entertainment Inc.                               +               1,600                  54,600
         Cheesecake Factory (The)                             +               1,600                  61,400
         Consolidated Products Inc.                           +               1,400                   9,625
         Corn Products International Inc.                                     2,100                  61,031


                                       83

         Dean Foods Co.                                                       2,100                  64,444
         Del Monte Foods Co.                                  +               3,100                  22,475
         Dole Food Co.                                                        2,700                  44,212
         Dreyer's Grand Ice Cream Inc.                                          900                  29,025
         Earthgrains Company (The)                                            2,400                  44,400
         Fleming Companies Inc.                                               2,500                  29,531
         Great Atlantic & Pacific Tea Co.                                     1,400                   9,800
         Hain Celestial Group Inc.                            +               2,000                  65,000
         IHOP Corp.                                           +               1,100                  23,856
         Ingles Markets Inc. "A"                                                800                   8,050
         International Multifoods Corp.                                       1,000                  20,312
         Interstate Bakeries Corp.                                            1,600                  22,500
         Jack in the Box Inc.                                 +               2,300                  67,706
         Lance Inc.                                                           1,400                  17,719
         Landry's Seafood Restaurants Inc.                                    1,300                  12,919
         Michael Foods Inc.                                                     700                  21,087
         Morrison Management Specialist Inc.                                    800                  27,928
         O'Charleys Inc.                                      +                 800                  14,250
         P.F. Chang's China Bistro Inc.                       +                 400                  12,575
         Papa John's International Inc.                       +               1,100                  24,475
         Performance Food Group Co.                           +                 900                  46,139
         Pilgrim's Pride Corp. "B"                                            1,000                   7,812
         Ralcorp Holdings Inc.                                +               1,600                  26,200
         Rare Hospitality International Inc.                  +               1,000                  22,312
         Riviana Foods Inc.                                                     300                   5,887
         Ruddick Corp.                                                        1,800                  20,587
         Sensient Technologies Corp.                                          2,600                  59,150
         Smithfield Foods Inc.                                +               3,200                  97,280
         Smucker (J.M) Company (The)                                          1,200                  33,540
         Sonic Corp.                                          +               1,500                  34,969
         Suiza Foods Corp.                                    +               1,600                  76,800
         Tejon Ranch Co.                                      +                 400                   7,696
         United Natural Foods Inc.                            +                 500                   8,812
         Whole Foods Market Inc.                              +               1,600                  97,800
         Wild Oats Markets Inc.                               +               1,500                   6,375
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,396,517
         ---------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.57%
         ---------------------------------------------------------------------------------------------------
         Buckeye Technologies Inc.                            +               1,700                  23,906
         Caraustar Industries Inc.                                            1,700                  15,937
         Chesapeake Corp.                                                     1,000                  20,562
         Deltic Timber Corp.                                                    600                  14,325
         Glatfelter (P.H.) Co.                                                1,600                  19,920
         Louisiana-Pacific Corp.                                              6,600                  66,825
         Pope & Talbot Inc.                                                     900                  15,131
         Potlatch Corp.                                                       1,700                  57,056
         Rock-Tenn Company "A"                                                1,000                   7,437
         Schweitzer-Mauduit International Inc.                                  900                  17,235
         Universal Forest Products Inc.                                         700                   9,275
         Wausau-Mosinee Paper Corp.                                           3,200                  32,400
         ---------------------------------------------------------------------------------------------------
                                                                                                    300,009
         ---------------------------------------------------------------------------------------------------

         GAS--0.83%
         ---------------------------------------------------------------------------------------------------
         AGL Resources Inc.                                                   3,100                  68,394
         ONEOK Inc.                                                           1,700                  81,919
         Peoples Energy Corp.                                                 2,100                  93,975
         Southwestern Energy Company                                          1,600                  16,600
         Vectren Corporation                                                  3,500                  89,687
         WGL Holdings Inc.                                                    2,700                  82,181
         ---------------------------------------------------------------------------------------------------
                                                                                                    432,756
         ---------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.47%
         ---------------------------------------------------------------------------------------------------
         Baldor Electric Co.                                                  1,400                  29,575
         Franklin Electric Co. Inc.                                             200                  13,700
         Kennametal Inc.                                                      1,800                  52,425
         Milacron Inc.                                                        2,000                  32,125
         Regal-Beloit Corp.                                                   1,200                  20,472
         Snap-On Inc.                                                         3,500                  97,562
         ---------------------------------------------------------------------------------------------------
                                                                                                    245,859
         ---------------------------------------------------------------------------------------------------

         HEALTH CARE--7.12%
         ---------------------------------------------------------------------------------------------------
         Abiomed Inc.                                         +                 900                  21,825
         Accredo Health Inc.                                  +                 700                  35,131
         Advanced Tissue Sciences Inc.                        +               3,900                  11,822
         Albany Molecular Research Inc.                       +               1,100                  67,787
         AmeriPath Inc.                                       +               1,300                  32,500
         Apria Healthcare Group Inc.                          +               2,400                  71,400
         Aradigm Corp.                                        +               1,100                  16,087
         Arrow International Inc.                                               700                  26,370
         Arthocare Corp.                                      +               1,200                  23,400
         Aspect Medical Systems Inc.                          +                 300                   2,587
         ATS Medical Inc.                                     +               1,300                  18,444
         Avigen Inc.                                          +               1,000                  20,750
         Bacou USA Inc.                                       +                 300                   7,800


                                       84

         Beverly Enterprises Inc.                             +               6,200                  50,762
         BioMarin Pharmaceutical Inc.                         +               1,100                  10,656
         Bio-Rad Laboratories Inc. "A"                        +                 500                  15,900
         Biosite Diagnostics Inc.                             +                 800                  32,350
         CardioDynamics International Corp.                   +               1,900                   6,531
         Cerner Corp.                                         +               1,500                  69,375
         Cerus Corp.                                          +                 600                  45,150
         Closure Medical Corp.                                +                 400                  14,400
         Conmed Corp.                                         +                 900                  15,412
         Cooper Companies Inc.                                                  800                  31,900
         Corvel Corp.                                         +                 300                  10,387
         Covance Inc.                                         +               3,400                  36,550
         Coventry Health Care Inc.                            +               3,500                  93,406
         Cyberonics Inc.                                      +               1,000                  23,250
         Cyberoptics Corp.                                    +                 400                   6,775
         Cygnus Inc.                                          +               1,600                   7,800
         Datascope Corp.                                                        700                  23,975
         DaVita Inc.                                          +               4,500                  77,062
         Diagnostic Products Corp.                                              700                  38,237
         Diametrics Medical Inc.                              +               1,600                   9,500
         Edwards Lifesciences Corp.                           +               3,600                  63,900
         Endocare Inc.                                        +                 600                   7,650
         Enzo Biochem Inc.                                    +               1,400                  34,825
         Enzon Inc.                                           +               2,400                 148,950
         Gentiva Health Services Inc.                         +               1,100                  14,712
         Gliatech Inc.                                        +                 700                   2,844
         Haemonetics Corp.                                    +               1,500                  46,312
         Health Net Inc.                                      +               6,200                 162,362
         Hooper Holmes Inc.                                                   3,900                  43,134
         Humana Inc.                                          +               9,400                 143,350
         IDEXX Laboratories Inc.                              +               2,000                  44,000
         IGEN International Inc.                              +                 700                   8,619
         Impath Inc.                                          +                 900                  59,850
         INAMED Corp.                                         +                 800                  16,350
         Invacare Corp.                                                       1,400                  47,950
         Invitrogen Corp.                                     +               2,000                 172,750
         I-Stat Corp.                                         +               1,000                  26,437
         Laboratory Corp. of America Holdings                 +               1,000                 176,000
         LifePoint Hospitals Inc.                             +               1,900                  95,237
         Lincare Holdings Inc.                                +               2,400                 136,950
         Luminex Corp.                                        +                 300                   7,819
         Manor Care Inc.                                      +               4,900                 101,062
         Mentor Corp.                                                         1,200                  23,400
         Microvision Inc.                                     +                 700                  12,250
         Mid Atlantic Medical Services Inc.                   +               2,600                  51,512
         Novoste Corp.                                        +               1,000                  27,500
         Oakley Inc.                                          +               1,300                  17,550
         Ocular Sciences Inc.                                 +               1,000                  11,625
         Oratec Interventions Inc.                            +                 500                   2,562
         Orthodontic Centers of America                       +               2,400                  75,000
         Polymedica Industries Corp.                          +                 600                  20,025
         Province Healthcare Co.                              +               1,800                  70,875
         PSS World Medical Inc.                               +               4,600                  23,000
         Quorum Health Group Inc.                             +               4,400                  69,300
         Rehabcare Group Inc.                                 +                 800                  41,100
         Renal Care Group Inc.                                +               2,700                  74,039
         Res-Care Inc.                                        +               1,400                   6,300
         Resmed Inc.                                          +               1,800                  71,775
         Respironics Inc.                                     +               2,000                  57,000
         Ribozyme Pharmaceuticals Inc.                        +                 600                   8,587
         Rightchoice Managed Care Inc.                        +                 200                   6,962
         Sonic Innovations Inc.                               +                 300                   2,006
         Sonosite Inc.                                        +                 600                   7,650
         Staar Surgical Co.                                   +                 800                  10,050
         Steris Corp.                                         +               4,000                  64,500
         Sunrise Assisted Living Inc.                         +               1,100                  27,500
         Sunrise Technologies International Inc.              +               3,200                   5,700
         Syncor International Corp.                           +               1,300                  47,287
         Theragenics Corp.                                    +               1,700                   8,500
         Thermo Cardiosystems Inc.                            +               1,000                   8,750
         Thoratec Labs Corp.                                  +               1,000                  11,000
         Triad Hospitals Inc.                                 +               2,100                  68,381
         US Oncology Inc.                                     +               4,400                  27,775
         Valentis Inc.                                        +               1,800                  12,825
         Varian Medical Systems Inc.                          +               1,800                 122,287
         Ventana Medical Systems Inc.                         +                 600                  11,100
         VISX Inc.                                            +               3,200                  33,400
         Vital Sign Inc.                                                        300                   9,637
         West Pharmaceutical Services Inc.                                      600                  14,737
         Zoll Medical Corp.                                   +                 500                  17,531
         ---------------------------------------------------------------------------------------------------
                                                                                                  3,717,322
         ---------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--0.06%
         ---------------------------------------------------------------------------------------------------
         Triarc Companies Inc.                                +                 700                  16,975


                                       85

         Walter Industries Inc.                                               2,300                  16,962
         ---------------------------------------------------------------------------------------------------
                                                                                                     33,937
         ---------------------------------------------------------------------------------------------------

         HOME BUILDERS--1.71%
         ---------------------------------------------------------------------------------------------------
         Centex Corp.                                                         3,500                 131,469
         Clayton Homes Inc.                                                   5,800                  66,700
         Coachmen Industries Inc.                                             1,000                  10,500
         D.R. Horton Inc.                                                     3,100                  75,756
         Del Webb Corp.                                       +               1,000                  29,250
         Fleetwood Enterprises Inc.                                           2,200                  23,100
         Kaufman & Broad Home Corp.                                           2,700                  90,956
         Lennar Corp.                                                         2,900                 105,125
         M.D.C. Holdings Inc.                                                 1,200                  39,540
         Monaco Coach Corp.                                   +               1,000                  17,688
         NVR Inc.                                             +                 500                  61,800
         Palm Harbor Homes Inc.                               +               1,100                  17,325
         Pulte Corp.                                                          1,800                  75,938
         Ryland Group Inc.                                                      800                  32,600
         Skyline Corp.                                                          400                   7,575
         Standard-Pacific Corp.                                               1,400                  32,725
         Thor Industries Inc.                                                   500                   9,875
         Toll Brothers Inc.                                   +               1,200                  49,050
         Winnebago Industries Inc.                                              900                  15,806
         ---------------------------------------------------------------------------------------------------
                                                                                                    892,778
         ---------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.77%
         ---------------------------------------------------------------------------------------------------
         Applica Inc.                                         +               1,800                   8,775
         Bush Industries Inc. "A"                                               600                   6,975
         Ethan Allen Interiors Inc.                                           2,300                  77,050
         Fedders Corp.                                                        1,700                   7,863
         Furniture Brands International Inc.                  +               3,000                  63,188
         Harman International Industries Inc.                                 1,800                  65,700
         Kimball International Inc. "B"                                       1,800                  26,100
         La-Z-Boy Inc.                                                        3,700                  58,275
         Libbey Inc.                                                            900                  27,338
         Oneida Ltd.                                                            900                  16,706
         Parkervision Inc.                                    +                 500                  18,313
         Salton Inc.                                          +                 600                  12,413
         Standex International Corp.                                            600                  12,375
         ---------------------------------------------------------------------------------------------------
                                                                                                    401,071
         ---------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--1.06%
         ---------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                         3,900                  36,806
         Blyth Inc.                                                           2,000                  48,250
         Central Garden & Pet Co.                             +               1,000                   6,875
         Church & Dwight Co. Inc.                                             2,300                  51,175
         CSS Industries Inc.                                  +                 400                   8,500
         Dial Corp.                                                           5,100                  56,100
         Fossil Inc.                                          +                 900                  13,036
         Harland (John H.) Co.                                                1,700                  24,013
         National Presto Industries Inc.                                        300                   9,206
         New England Business Service Inc.                                      700                  12,775
         Pennzoil-Quaker State Co.                                            4,800                  61,800
         Playtex Products Inc.                                +               1,800                  17,325
         Revlon Inc. "A"                                      +                 900                   4,464
         Russ Berrie & Co. Inc.                                                 600                  12,675
         Scotts Co. (The) "A"                                 +               1,000                  36,938
         Standard Register Co.                                                  800                  11,400
         Toro Co.                                                               700                  25,681
         Tupperware Corp.                                                     3,400                  69,488
         Wallace Computer Services Inc.                                       2,200                  37,400
         Yankee Candle Co. Inc. (The)                         +                 900                   9,956
         ---------------------------------------------------------------------------------------------------
                                                                                                    553,863
         ---------------------------------------------------------------------------------------------------

         INSURANCE--3.16%
         ---------------------------------------------------------------------------------------------------
         Advance Paradigm Inc.                                +               1,600                  72,800
         Alfa Corp.                                                           2,200                  40,425
         American National Insurance Co.                                        600                  43,800
         Argonaut Group Inc.                                                  1,100                  23,100
         Baldwin & Lyons Inc. "B"                                               600                  13,950
         Berkley (W.R.) Corp.                                                 1,000                  47,188
         Brown & Brown Inc.                                                   1,300                  45,500
         CNA Surety Corp.                                                     1,000                  14,250
         Commerce Group Inc.                                                  1,500                  40,770
         Crawford & Co. "B"                                                   2,100                  24,413
         Delphi Financial Group Inc. "A"                      +                 900                  34,650
         E.W. Blanch Holdings Inc.                                              800                  13,950
         Enhance Financial Services Group Inc.                                1,700                  26,244
         FBL Financial Group Inc. "A"                                           600                  10,463
         Fidelity National Financial Inc.                                     3,200                 118,200
         First American Corp.                                                 3,300                 108,488
         Gallagher (Arthur J.) & Co.                                          2,200                 139,975
         Great American Financial Resources Inc.                                300                   5,738
         Harleysville Group Inc.                                                800                  23,400


                                       86

         HCC Insurance Holdings Inc.                                          2,400                  64,650
         Hilb Rogal & Hamilton Co.                                              800                  31,900
         Horace Mann Educators Corp.                                          2,400                  51,300
         Kansas City Life Insurance Co.                                         400                  14,150
         LandAmerica Financial Group Inc.                                       600                  24,263
         Leucadia National Corp.                                              2,200                  77,963
         Liberty Financial Companies Inc.                                       800                  35,650
         Markel Corp.                                         +                 300                  54,300
         Medical Assurance Inc.                               +               1,200                  20,025
         Mercury General Corp.                                                1,600                  70,200
         Midland Co.                                                            200                   5,550
         National Western Life Insurance Company "A"          +                 100                  10,306
         Ohio Casualty Corp.                                                  3,700                  37,000
         Philadelphia Consolidated Holding Co.                +                 400                  12,350
         PICO Holdings Inc.                                   +                 900                  11,194
         PMA Capital Corp. "A"                                                1,000                  17,250
         Presidential Life Corp.                                              1,100                  16,431
         RLI Corp.                                                              500                  22,344
         SCPIE Holdings Inc.                                                    600                  14,175
         Selective Insurance Group Inc.                                       1,500                  36,375
         StanCorp Financial Group Inc.                                        1,900                  90,725
         State Auto Financial Corp.                                             700                  12,513
         Stewart Information Services Corp.                   +                 700                  15,531
         Triad Guaranty Inc.                                  +                 800                  26,500
         UICI                                                 +               2,400                  14,250
         Zenith National Insurance Corp.                                        600                  17,625
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,651,824
         ---------------------------------------------------------------------------------------------------

         IRON / STEEL--0.34%
         ---------------------------------------------------------------------------------------------------
         AK Steel Holding Corp.                                               5,300                  46,375
         Carpenter Technology Corp.                                           1,100                  38,500
         Cleveland-Cliffs Inc.                                                  700                  15,094
         Gibraltar Steel Corp.                                                  600                  10,538
         Reliance Steel & Aluminum Co.                                        1,100                  27,225
         Ryerson Tull Inc.                                                    1,700                  14,025
         Steel Dynamics Inc.                                  +               2,500                  27,500
         ---------------------------------------------------------------------------------------------------
                                                                                                    179,257
         ---------------------------------------------------------------------------------------------------

         LEISURE TIME--0.51%
         ---------------------------------------------------------------------------------------------------
         American Classic Voyages Co.                         +                 700                   9,800
         Bally Total Fitness Holding Corp.                    +               1,500                  50,813
         Callaway Golf Co.                                                    4,500                  83,813
         Direct Focus Inc.                                    +                 800                  26,850
         Hotel Reservations Network Inc. "A"                  +                 400                  11,350
         Polaris Industries Partners LP "A"                                   1,400                  55,650
         WMS Industries Inc.                                  +               1,400                  28,175
         ---------------------------------------------------------------------------------------------------
                                                                                                    266,451
         ---------------------------------------------------------------------------------------------------

         LODGING--0.49%
         ---------------------------------------------------------------------------------------------------
         Aztar Corp.                                          +               2,100                  27,169
         Boca Resorts Inc. "A"                                +               1,600                  23,000
         Boyd Gaming Corp.                                    +               2,500                   8,594
         Choice Hotels International Inc.                     +               3,100                  42,431
         Crestline Capital Corp.                              +                 800                  20,600
         Extended Stay America Inc.                           +               4,300                  55,255
         Marcus Corp.                                                         1,300                  18,038
         Prime Hospitality Corp.                              +               2,700                  31,388
         Station Casinos Inc.                                 +               2,100                  31,369
         ---------------------------------------------------------------------------------------------------
                                                                                                    257,844
         ---------------------------------------------------------------------------------------------------

         MACHINERY--2.57%
         ---------------------------------------------------------------------------------------------------
         AGCO Corp.                                                           3,600                  43,650
         Albany International Corp. "A"                       +               1,200                  16,125
         Applied Industrial Technologies Inc.                                 1,200                  24,675
         Applied Science & Technology Inc.                    +                 700                   8,400
         Astec Industries Inc.                                +               1,000                  13,188
         Asyst Technologies Inc.                              +               2,000                  26,875
         Briggs & Stratton Corp.                                              1,300                  57,688
         Brooks Automation Inc.                               +               1,100                  30,869
         Columbus McKinnon Corp.                                                800                   7,100
         Cummins Engine Company Inc.                                          2,500                  94,844
         Donaldson Co. Inc.                                                   2,300                  63,969
         Electroglas Inc.                                     +               1,300                  19,906
         Esterline Technologies Corp.                         +               1,000                  26,250
         Flowserve Corp.                                      +               2,200                  47,025
         Gardner Denver Inc.                                  +                 800                  17,040
         Gasonics International Corp.                         +                 900                  16,538
         Gerber Scientific Inc.                                               1,300                  11,131
         Graco Inc.                                                           1,200                  49,650
         Idex Corp.                                                           1,800                  59,625
         Imation Corp.                                        +               2,100                  32,550
         Insituform Technologies Inc. "A"                     +               1,100                  43,863
         JLG Industries Inc.                                                  2,400                  25,500
         Kaman Corp. "A"                                                      1,300                  21,938


                                       87

         Knight Transportation Inc.                           +                 400                   7,700
         Kulicke & Soffa Industries Inc.                      +               2,900                  32,625
         Lincoln Electric Holding Inc.                                        2,100                  41,213
         Lindsay Manufacturing Co.                                              700                  15,838
         Magnetek Inc.                                        +               1,100                  14,300
         Manitowoc Co. Inc.                                                   1,500                  43,500
         NACCO Industries Inc.                                                  400                  17,475
         Nordson Corp.                                                        1,600                  40,800
         Paxar Corp.                                          +               2,300                  23,431
         Presstek Inc.                                        +               1,700                  17,850
         Robbins & Myers Inc.                                                   500                  12,063
         Satcon Technology Corp.                              +                 500                   4,938
         Sauer Inc.                                                           1,200                  11,250
         Semitool Inc.                                        +                 900                   8,719
         SpeedFam-IPEC Inc.                                   +               1,700                  10,306
         Stewart & Stevenson Services Inc.                                    1,700                  38,595
         Tecumseh Products Co. "A"                                            1,000                  41,938
         Tennant Co.                                                            500                  24,000
         Terex Corp.                                          +               1,600                  25,900
         Thermo Fibertek Inc.                                 +                 600                   2,063
         Thomas Industries Inc.                                                 900                  20,925
         Ultratech Stepper Inc.                               +               1,300                  33,638
         Unova Inc.                                           +               3,000                  10,875
         Woodward Governor Co.                                                  500                  22,375
         Zebra Technologies Corp. "A"                         +               1,500                  61,195
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,341,911
         ---------------------------------------------------------------------------------------------------

         MANUFACTURERS--1.53%
         ---------------------------------------------------------------------------------------------------
         Actuant Corp. "A"                                                    2,600                   7,800
         Carlisle Companies Inc.                                              1,800                  77,288
         Cuno Inc.                                            +               1,000                  26,813
         Federal Signal Corp.                                                 2,600                  51,025
         Harsco Corp.                                                         2,400                  59,250
         Lancaster Colony Corp.                                               1,800                  50,513
         National Service Industries Inc.                                     2,500                  64,219
         NCH Corp.                                                              200                   7,600
         Newport News Shipbuilding Inc.                                       1,900                  98,800
         Pittston Brink's Group                                               3,100                  61,613
         Polaroid Corp.                                                       2,900                  16,856
         Polymer Group Inc.                                                   1,400                   7,525
         Scott Technologies Inc.                              +                 700                  15,663
         Sturm Ruger & Co. Inc.                                               1,200                  11,325
         Teleflex Inc.                                                        2,300                 101,631
         Tredegar Corporation                                                 1,500                  26,156
         Trinity Industries Inc.                                              2,200                  55,000
         U.S. Industries Inc.                                                 4,700                  37,600
         Wabtec Corporation                                                   1,700                  19,975
         ---------------------------------------------------------------------------------------------------
                                                                                                    796,652
         ---------------------------------------------------------------------------------------------------

         MANUFACTURING--0.05%
         ---------------------------------------------------------------------------------------------------
         ESCO Technologies Inc.                               +                 700                  14,481
         Hexcel Corp.                                         +               1,100                   9,831
         ---------------------------------------------------------------------------------------------------
                                                                                                     24,312
         ---------------------------------------------------------------------------------------------------

         MEDIA--1.91%
         ---------------------------------------------------------------------------------------------------
         Acme Communications Inc.                             +                 700                   6,388
         Banta Corp.                                                          1,400                  35,588
         Beasley Broadcast Group Inc. "A"                     +                 700                   5,819
         Citadel Communications Corp.                         +               2,300                  27,600
         Crown Media Holdings Inc.                            +                 700                  14,219
         Cumulus Media Inc."A"                                +               2,500                   9,063
         Hollinger International Inc.                                         2,300                  36,513
         Hollywood Media Corp.                                +               1,200                   4,650
         Houghton Mifflin Co.                                                 1,600                  74,200
         Information Holdings Inc.                            +                 600                  14,063
         Insight Communications Co. Inc.                      +               2,400                  56,400
         Journal Register Co.                                 +               2,600                  41,763
         Lee Enterprises Inc.                                                 2,500                  74,531
         Liberty Corp.                                                          900                  36,619
         LodgeNet Entertainment Corp.                         +                 800                  14,100
         McClatchy Co. (The) "A"                                              1,100                  46,819
         Media General Inc. "A"                                               1,200                  43,680
         Mediacom Communications Corp.                        +               1,200                  20,625
         Meredith Corp.                                                       2,200                  70,813
         NBC Internet Inc. "A"                                +               2,600                   9,100
         On Command Corp.                                     +                 800                   7,000
         Paxson Communications Corp.                          +               2,100                  25,069
         Playboy Enterprises Inc. "B"                         +               1,300                  12,919
         Private Media Group Inc.                             +                 700                   5,403
         Pulitzer Inc.                                                          500                  23,425
         Regent Communications Inc.                           +               1,200                   7,125
         Saga Communications Inc.                             +                 400                   5,950
         Salem Communications Corp. "A"                       +               1,400                  20,913
         Scholastic Corp.                                     +                 800                  70,900


                                       88

         Sinclair Broadcast Group "A"                         +               2,800                  28,088
         Spanish Broadcasting System Inc. "A"                 +               2,000                  10,000
         TiVo Inc.                                            +               1,100                   5,913
         United Television Inc.                                                 200                  23,200
         Value Line Inc.                                                        100                   3,456
         Wiley (John) & Sons Inc. "A"                                         2,600                  55,900
         Wink Communications Inc.                             +               1,500                   9,000
         XM Satellite Radio Holdings Inc. "A"                 +                 800                  12,850
         Young Broadcasting Corp. "A"                         +                 800                  26,788
         ---------------------------------------------------------------------------------------------------
                                                                                                    996,452
         ---------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.54%
         ---------------------------------------------------------------------------------------------------
         Kaydon Corp.                                                         1,800                  44,775
         Lawson Products Inc.                                                   300                   8,156
         Penn Engineering & Manufacturing Corp.                                 300                  10,575
         Precision Castparts Corp.                                            2,900                 121,981
         Timken Co.                                                           3,100                  46,888
         Valmont Industries Inc.                                                900                  16,538
         Worthington Industries Inc.                                          4,400                  35,475
         ---------------------------------------------------------------------------------------------------
                                                                                                    284,388
         ---------------------------------------------------------------------------------------------------

         METALS-DIVERSIFIED--0.78%
         ---------------------------------------------------------------------------------------------------
         AptarGroup Inc.                                                      2,100                  61,688
         Commercial Metals Co.                                                  900                  20,025
         Griffon Corporation                                  +               1,600                  12,600
         Gulf Island Fabrication Inc.                         +                 400                   7,275
         Matthews International Corp. "A"                                       800                  25,250
         Maverick Tube Corp.                                  +               1,100                  24,888
         Mobile Mini Inc.                                     +                 500                  11,500
         Mueller Industries Inc.                              +               2,000                  53,625
         Nortek Inc.                                          +                 600                  14,213
         NS Group Inc.                                        +               1,200                  11,340
         Quanex Corp.                                                           900                  18,113
         RTI International Metals Inc.                        +               1,100                  15,744
         Shaw Group Inc.                                      +               2,100                 105,000
         Southern Peru Copper Corp.                                           1,600                  20,600
         Wolverine Tube Inc.                                  +                 600                   7,194
         ---------------------------------------------------------------------------------------------------
                                                                                                    409,055
         ---------------------------------------------------------------------------------------------------

         MINING--0.47%
         ---------------------------------------------------------------------------------------------------
         AMCOL International Corp.                                            1,800                   8,550
         Arch Coal Inc.                                                       1,300                  18,363
         Brush Engineered Materials                                           1,000                  20,188
         Century Aluminum Co.                                                   900                  10,238
         Freeport-McMoRan Copper & Gold Inc.                  +               7,700                  65,931
         Kaiser Aluminum Corp.                                +               2,200                   8,113
         Stillwater Mining Co.                                +               2,300                  90,505
         USEC Inc.                                                            5,400                  23,288
         ---------------------------------------------------------------------------------------------------
                                                                                                    245,176
         ---------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.23%
         ---------------------------------------------------------------------------------------------------
         CompX International Inc.                                               300                   2,681
         HON Industries Inc.                                                  3,200                  81,600
         Insight Enterprises Inc.                             +               1,900                  34,081
         ---------------------------------------------------------------------------------------------------
                                                                                                    118,362
         ---------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--4.73%
         ---------------------------------------------------------------------------------------------------
         Atmos Energy Corp.                                                   1,900                  46,313
         Atwood Oceanics Inc.                                 +                 500                  21,905
         Barrett Resources Corp.                              +               1,800                 102,263
         Basin Exploration Inc.                               +                 800                  20,400
         Belco Oil & Gas Corp.                                +               1,200                  14,925
         Berry Petroleum Co. "A"                                              1,000                  13,375
         Cabot Oil & Gas Corp. "A"                                            1,600                  49,900
         Cal Dive International Inc.                          +               1,500                  39,938
         Callon Petroleum Corp.                               +                 400                   6,675
         Cascade Natural Gas Corp.                                              600                  11,288
         Chesapeake Energy Corp.                              +               7,100                  71,888
         Clayton Williams Energy Inc.                         +                 300                   8,100
         Cross Timbers Oil Co.                                                4,200                 116,550
         Denbury Resources Inc.                               +               1,000                  11,000
         EEX Corp.                                            +               2,000                   9,750
         Energen Corp.                                                        1,600                  51,500
         Evergreen Resources Inc.                             +                 900                  34,763
         Forest Oil Corp.                                     +               1,700                  62,688
         Frontier Oil Corp.                                   +               1,800                  12,375
         Grey Wolf Inc.                                       +              10,600                  62,275
         Houston Exploration Co.                              +                 500                  19,063
         HS Resources Inc.                                    +               1,000                  42,375
         Key Energy Services Inc.                             +               6,000                  62,625
         Key Productions Co. Inc.                             +                 600                  20,138
         Laclede Gas Co.                                                      1,100                  25,713
         Louis Dreyfus Natural Gas Corp.                      +               1,300                  59,556
         McMoRan Exploration Co.                              +               1,100                  14,575


                                       89

         Meridian Resource Corp. (The)                        +               1,100                   9,488
         Midcoast Energy Resources Inc.                                         600                  13,088
         Mitchell Energy & Development Corp. "A"                              1,200                  73,500
         New Jersey Resources Corp.                                           1,000                  43,250
         Northwest Natural Gas Co.                                            1,400                  37,100
         Nuevo Energy Co.                                     +                 900                  15,581
         NUI Corp.                                                              800                  25,750
         Oceaneering International Inc.                       +               1,200                  23,325
         Parker Drilling Co.                                  +               4,700                  23,794
         Patina Oil & Gas Corp.                                                 800                  19,200
         Patterson Energy Inc.                                +               2,200                  81,950
         Penn Virginia Corp.                                                    400                  13,275
         Pennaco Energy Inc.                                  +                 900                  17,663
         Piedmont Natural Gas Co.                                             1,800                  68,738
         Pioneer Natural Resources Co.                        +               6,000                 118,125
         Plains Resource Inc.                                 +               1,000                  21,125
         Pogo Producing Co.                                                   2,400                  74,700
         Prima Energy Corp.                                   +                 500                  17,500
         Prize Energy Corp.                                   +                 300                   6,225
         RPC Inc.                                                               700                  10,150
         Seacor Smit Inc.                                     +               1,000                  52,625
         Seitel Inc.                                          +               1,100                  20,281
         Semco Energy Inc.                                                    1,100                  17,119
         South Jersey Industries                                                600                  17,850
         Southern Union Co.                                   +               1,900                  50,350
         Southwest Gas Corp.                                                  1,900                  41,563
         Spinnaker Exploration Co.                            +                 600                  25,500
         St. Mary Land & Exploration Co.                                      1,600                  53,300
         Stone Energy Corp.                                   +               1,000                  64,550
         Superior Energy Services Inc.                        +               2,600                  29,900
         Swift Energy Co.                                     +               1,200                  45,150
         Tesoro Petroleum Corp.                               +               2,000                  23,250
         Tom Brown Inc.                                       +               1,700                  55,888
         UGI Corp.                                                            1,600                  40,500
         Unit Corp.                                           +               1,800                  34,088
         UTI Energy Corp.                                     +               1,700                  55,888
         Vintage Petroleum Inc.                                               2,900                  62,350
         WD-40 Company                                                          800                  15,550
         Western Gas Resources Inc.                                           1,200                  40,425
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,471,570
         ---------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--0.60%
         ---------------------------------------------------------------------------------------------------
         CARBO Ceramics Inc.                                                    300                  11,231
         Comstock Resources Inc.                              +               1,300                  19,175
         Dril-Quip Inc.                                       +                 600                  20,513
         Friede Goldman Halter Inc.                           +               2,300                   8,194
         Input/Output Inc.                                    +               2,400                  24,450
         Lone Star Technologies Inc.                          +               1,400                  53,900
         Newpark Resources Inc.                               +               4,100                  39,206
         Pure Resources Inc.                                  +               3,000                  60,750
         Universal Compression Holdings Inc.                  +                 500                  18,844
         Veritas DGC Inc.                                     +               1,700                  54,910
         ---------------------------------------------------------------------------------------------------
                                                                                                    311,173
         ---------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.64%
         ---------------------------------------------------------------------------------------------------
         Ball Corp.                                                           1,800                  82,913
         Greif Brothers Corp. "A"                                               800                  22,800
         Ivex Packaging Corp.                                 +               1,300                  14,219
         Longview Fibre Co.                                                   3,100                  41,850
         Packaging Corporation of America                     +               2,800                  45,150
         Pactiv Corp.                                         +              10,100                 124,988
         ---------------------------------------------------------------------------------------------------
                                                                                                    331,920
         ---------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--4.63%
         ---------------------------------------------------------------------------------------------------
         Alexion Pharmaceuticals Inc.                         +                 900                  58,444
         Alliance Pharmaceutical Corp.                        +               2,900                  25,013
         Allos Therapeutics Inc.                              +                 500                   4,031
         Alpharma Inc. "A"                                                    1,500                  65,813
         Amerisource Health Corp. "A"                         +               3,100                 156,550
         Amylin Pharmaceuticals Inc.                          +               3,400                  26,775
         Antigenics Inc.                                      +                 300                   3,319
         Aphton Corp.                                         +                 800                  14,400
         Aviron                                               +               1,100                  73,494
         Barr Laboratories Inc.                               +               1,200                  87,525
         Bergen Brunswig Corp. "A"                                            8,100                 128,223
         Bindley Western Industries Inc.                                      1,500                  62,344
         Biocryst Pharmaceuticals Inc.                        +                 900                   5,963
         Biopure Corp.                                        +                 800                  16,000
         Bone Care International Inc.                         +                 400                   6,925
         Cell Genesys Inc.                                    +               2,000                  45,625
         Cell Pathways Inc.                                   +               1,400                   6,650
         Cell Therapeutics Inc.                               +               1,700                  76,606
         Columbia Laboratories Inc.                           +               1,600                   6,900
         Connetics Corp.                                      +               2,000                   9,125


                                       90

         Corixa Corp.                                         +               1,300                  36,238
         Digene Corp.                                         +                 700                  31,281
         DUSA Pharmaceuticals Inc.                            +                 800                  13,450
         Genta Inc.                                           +               1,200                   9,600
         Genzyme Transgenics Corp.                            +               1,200                  17,175
         Geron Corp.                                          +               1,300                  20,069
         Guilford Pharmaceuticals Inc.                        +               1,400                  25,200
         Henry Schein Inc.                                    +               1,400                  48,475
         Herbalife International Inc. "A"                                       900                   6,863
         Hyseq Inc.                                           +                 600                   8,625
         Ilex Oncology Inc.                                   +               1,500                  39,469
         Immune Response Corp.                                +               1,700                   4,463
         Immunogen Inc.                                       +               2,300                  49,306
         Inhale Therapeutic Systems Inc.                      +               2,100                 106,050
         Intrabiotics Pharmaceuticals Inc.                    +                 500                   4,813
         Kos Pharmaceuticals Inc.                             +                 600                  10,575
         KV Pharmaceuticals Co. "B"                           +               1,100                  26,675
         Ligand Pharmaceuticals Inc. "B"                      +               3,200                  44,800
         Lynx Therapeutics Inc.                               +                 600                   5,400
         Martek Biosciences Corp.                             +               1,100                  13,475
         Matrix Pharmaceutical Inc.                           +               1,600                  27,400
         Medicis Pharmaceutical Corp. "A"                     +               1,800                 106,425
         MGI Pharma Inc.                                      +               1,000                  16,500
         Miravant Medical Technologies                        +                 900                   8,353
         NABI Inc.                                            +               2,300                  10,638
         NBTY Inc.                                            +               3,500                  16,625
         NEO RX Corporation                                   +               1,400                   7,350
         Neose Technologies Inc.                              +                 700                  23,100
         Neurocrine Biosciences Inc.                          +               1,200                  39,750
         Noven Pharmaceuticals Inc.                           +               1,200                  44,850
         NPS Pharmaceuticals Inc.                             +               1,400                  67,200
         Nu Skin Enterprises Inc. "A"                         +               2,900                  15,406
         Omnicare Inc.                                                        5,500                 118,938
         OSI Pharmaceuticals Inc.                             +               1,700                 136,213
         Parexel International Corp.                          +               1,500                  16,219
         Perrigo Co.                                          +               3,700                  30,641
         Pharmacyclics Inc.                                   +               1,000                  34,250
         Praecis Pharmaceuticals Inc.                         +                 500                  14,625
         Priority Healthcare Corp. "B"                        +               1,400                  57,138
         Sangstat Medical Corp.                               +               1,000                  11,875
         Sciclone Pharmaceuticals Inc.                        +               2,100                   8,400
         SICOR Inc.                                           +               2,600                  37,538
         Supergen Inc.                                        +               1,600                  22,200
         Texas Biotech Corp.                                  +               2,400                  20,616
         Titan Pharmaceuticals Inc.                           +               1,400                  49,518
         Triangle Pharmaceuticals Inc.                        +               2,300                  11,356
         Tularik Inc.                                         +                 700                  20,606
         United Therapeutics Inc.                             +                 900                  13,275
         VaxGen Inc.                                          +                 500                   9,750
         Vical Inc.                                           +               1,200                  22,200
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,420,682
         ---------------------------------------------------------------------------------------------------

         REAL ESTATE--4.17%
         ---------------------------------------------------------------------------------------------------
         AMLI Residential Properties Trust                                      900                  22,219
         Bedford Property Investors Inc.                                      1,000                  20,250
         Boykin Lodging Co.                                                   1,300                  11,050
         Brandywine Realty Trust                                              2,000                  41,375
         BRE Properties Inc. "A"                                              2,600                  82,388
         Burnham Pacific Properties Inc.                                      2,800                  12,950
         Cabot Industrial Trust                                               2,300                  44,131
         Catellus Development Corp.                           +               6,300                 110,250
         CB Richard Ellis Services Inc.                       +               1,200                  17,550
         CBL & Associates Properties Inc.                                     1,500                  37,969
         Centerpoint Properties Corp.                                         1,200                  56,700
         Chateau Communities Inc.                                             1,200                  36,525
         Chelsea GCA Realty Inc.                              +                 900                  33,188
         Colonial Properties Trust                                            1,200                  31,275
         Commercial Net Lease Realty Inc.                                     1,900                  19,356
         Cornerstone Realty Income Trust                                      2,300                  24,294
         Cousins Properties Inc.                                              2,300                  64,256
         Developers Diversified Realty Corp.                                  3,300                  43,931
         Eastgroup Properties Inc.                                              900                  20,138
         Entertainment Properties Trust                                       1,000                  11,000
         Equity Inns Inc.                                                     2,600                  16,088
         First Industrial Realty Trust                                        2,300                  78,200
         Forest City Enterprises Inc. "A"                                       900                  35,280
         Gables Residential Trust                                             1,400                  39,200
         Glenborough Realty Trust Inc.                                        1,800                  31,275
         Glimcher Realty Trust                                                1,600                  20,000
         Healthcare Realty Trust                                              2,400                  51,000
         Home Properties of NY Inc.                                           1,300                  36,319
         Innkeepers USA Trust                                                 2,100                  23,231
         Insignia Financial Group Inc.                        +               1,100                  13,063
         IRT Property Co.                                                     2,000                  16,250


                                       91

         JDN Realty Corp.                                                     2,200                  23,238
         Jones Lang LaSalle Inc.                              +               1,900                  26,363
         JP Realty Inc.                                                         800                  12,600
         Kilroy Realty Corp.                                                  1,500                  42,844
         LaSalle Hotel Properties                                               700                  10,631
         Lexington Corp. Properties Trust                                     1,100                  12,994
         LNR Property Corp.                                                   1,400                  30,800
         Macerich Co. (The)                                                   1,900                  36,456
         Manufactured Home Communities Inc.                                   1,100                  31,900
         Meristar Hospitality Corp.                                           2,100                  41,344
         Mills Corp.                                                          1,000                  16,563
         National Golf Properties Inc.                                          800                  16,450
         National Health Investors Inc.                                       1,900                  14,013
         Nationwide Health Properties Inc.                                    2,800                  36,050
         Pacific Gulf Properties Inc.                                         1,100                   6,738
         Pan Pacific Retail Properties Inc.                                   1,100                  24,544
         Pennsylvania Real Estate Investment Trust                              700                  13,388
         Prentiss Properties Trust                                            2,100                  56,569
         Prime Group Realty Trust                                               800                  11,500
         PS Business Parks Inc.                                               1,300                  36,140
         Realty Income Corp.                                                  1,500                  37,313
         Reckson Associates Realty Corp.                                      3,300                  82,706
         Regency Realty Corp.                                                 1,800                  42,638
         RFS Hotel Investors Inc.                                             1,500                  19,594
         Saul Centers Inc.                                                      700                  13,038
         Security Capital Group "B"                           +               2,000                  40,125
         Shurgard Storage Centers Inc. "A"                                    1,700                  41,544
         Sl Green Realty Corp.                                                1,300                  36,400
         Smith (Charles E) Residential Realty Inc.                            1,200                  56,400
         Sovran Self Storage Inc.                                               800                  15,900
         Storage USA Inc.                                                     1,600                  50,800
         Summit Properties Inc.                                               1,400                  36,400
         Sun Communities Inc.                                                 1,000                  33,500
         Tanger Factory Outlet Centers Inc.                                     400                   9,125
         Taubman Centers Inc.                                                 2,100                  22,969
         Town & Country Trust                                                 1,000                  19,313
         Trammell Crow Co.                                    +               1,500                  20,250
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,179,841
         ---------------------------------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--2.36%
         ---------------------------------------------------------------------------------------------------
         Alexander's Inc.                                     +                 200                  13,538
         Alexandria Real Estate Equities Inc.                                   800                  29,750
         American Industrial Properties                                       1,200                  14,700
         Arden Realty Inc.                                                    3,500                  87,938
         Camden Property Trust                                                2,300                  77,050
         Capital Automotive REIT                                                900                  12,431
         Capstead Mortgage Corp.                                              1,200                  13,050
         Essex Property Trust Inc.                                            1,000                  54,750
         Federal Realty Investment Trust                                      2,300                  43,700
         FelCor Lodging Trust Inc.                                            2,800                  67,025
         First Washington Realty Trust                                          500                  12,906
         Franchise Finance Corporation of America                             3,400                  79,263
         Great Lakes REIT Inc.                                                1,000                  17,375
         Health Care Property Investors Inc.                                  2,800                  83,650
         Health Care REIT Inc.                                                1,700                  27,625
         Highwoods Properties Inc.                                            3,500                  87,063
         Hospitality Properties Trust                                         3,000                  67,875
         HRPT Properties Trust                                                8,700                  65,794
         Koger Equity Inc.                                                    1,600                  24,900
         Mid-America Apartment Communities Inc.                               1,100                  24,819
         New Plan Excel Realty Trust                                          5,400                  70,875
         Parkway Properties Inc.                                                600                  17,813
         Senior Housing Properties Trust                                      1,000                   9,313
         United Dominion Realty Trust                                         6,300                  68,119
         Ventas Inc.                                                          3,800                  21,375
         Washington Real Estate Investment Trust                              2,000                  47,250
         Weingarten Realty Investors                                          1,500                  65,625
         Westfield America Inc.                                               1,800                  25,988
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,231,560
         ---------------------------------------------------------------------------------------------------

         RETAIL--4.30%
         ---------------------------------------------------------------------------------------------------
         1-800-FLOWERS.com Inc.                               +               1,100                   4,538
         Abercrombie & Fitch Co. "A"                          +               5,600                 112,000
         American Eagle Outfitters Inc.                       +               1,300                  54,925
         AnnTaylor Stores Corp.                               +               1,600                  39,900
         Barnes & Noble Inc.                                  +               3,000                  79,500
         Bebe Stores Inc.                                     +                 200                   4,275
         Bob Evans Farms Inc.                                                 2,100                  44,756
         Borders Group Inc.                                   +               4,800                  56,100
         Brown Shoe Company Inc.                                              1,200                  15,600
         Buckle Inc. (The)                                    +                 500                   8,781
         Burlington Coat Factory Warehouse Corp.                              1,000                  18,938
         Casey's General Store Inc.                                           2,600                  38,838
         Cash American Investments Inc.                                       1,900                   8,313


                                       92

         Cato Corp. "A"                                                         800                  11,000
         CBRL Group Inc.                                                      3,300                  60,019
         Charming Shoppes Inc.                                +               5,600                  33,600
         Chico's FAS Inc.                                     +                 800                  16,700
         Children's Place Retail Stores Inc.                  +               1,000                  20,250
         Claire's Stores Inc.                                                 2,400                  43,050
         Coldwater Creek Inc.                                 +                 200                   6,213
         Copart Inc.                                          +               2,200                  47,300
         Cost Plus Inc.                                       +               1,300                  38,188
         CSK Auto Corp.                                       +               1,500                   5,813
         Dillards Inc. "A"                                                    5,400                  63,788
         Dress Barn Inc.                                      +                 900                  26,100
         Duane Reade Inc.                                     +               1,100                  33,619
         Electronics Boutique Holdings Corp.                  +                 400                   7,000
         Factory 2-U Stores Inc.                              +                 800                  26,500
         Footstar Inc.                                        +               1,100                  54,450
         Fred's Inc.                                                            500                  10,531
         Genesco Inc.                                         +               1,300                  31,769
         Guitar Center Inc.                                   +               1,300                  14,788
         Haverty Furniture Companies Inc.                                     1,000                   9,875
         Hot Topic Inc.                                       +               1,000                  16,438
         Intertan Inc.                                        +               1,700                  19,763
         Kenneth Cole Productions "A"                         +                 400                  16,100
         Krispy Kreme Doughnuts Inc.                          +                 200                  16,600
         Lands' End Inc.                                      +                 800                  20,096
         Linens 'N Things Inc.                                +               2,400                  66,300
         Lone Star Steakhouse & Saloon Inc.                                   1,600                  15,400
         Longs Drug Stores Corp.                                              1,800                  43,425
         Luby's Inc.                                                          1,800                  10,800
         Men's Wearhouse Inc. (The)                           +               1,900                  51,775
         Michaels Stores Inc.                                 +               2,000                  53,000
         MP3.com Inc.                                         +               1,600                   5,750
         Musicland Stores Corp.                               +               1,600                  19,800
         Neiman-Marcus Group Inc. "A"                         +               2,200                  78,238
         99 Cents Only Stores                                 +                 700                  19,163
         NPC International Inc.                               +                 600                   6,488
         O'Reilly Automotive Inc.                             +               2,200                  58,850
         Pacific Sunwear of California Inc.                   +               1,900                  48,688
         Payless Shoesource Inc.                              +               1,300                  91,975
         PC Connection Inc.                                   +                 300                   3,113
         Pep Boys-Manny Moe & Jack Inc.                                       3,300                  11,963
         Pier 1 Imports Inc.                                                  5,900                  60,844
         Pricesmart Inc.                                      +                 200                   6,575
         PurchasePro.com Inc.                                 +               1,300                  22,750
         Ruby Tuesday Inc.                                                    3,600                  54,900
         Ryan's Family Steak Houses Inc.                      +               1,900                  17,931
         School Specialty Inc.                                +               1,000                  20,063
         Shopko Stores Inc.                                   +               2,000                  10,000
         Smart & Final Inc.                                   +                 900                   7,650
         Sonic Automotive Inc.                                +               1,400                   9,625
         Spiegel Inc. "A"                                                     1,200                   5,175
         Stein Mart Inc.                                      +               1,600                  18,600
         Sunglass Hut International Inc.                      +               2,400                  12,300
         Too Inc.                                             +               1,800                  22,500
         Trans World Entertainment Corp.                      +               1,800                  16,088
         Tuesday Morning Corp.                                +                 900                   4,781
         Tweeter Home Entertainment Group Inc.                +               1,000                  12,188
         Ultimate Electronics Inc.                            +                 500                  10,969
         United Auto Group Inc.                               +                 500                   3,344
         Value City Department Stores Inc.                    +               1,200                   6,300
         Venator Group Inc.                                   +               8,200                 127,100
         Whitehall Jewellers Inc.                             +                 900                   6,356
         Wilsons The Leather Experts Inc.                     +                 600                   8,400
         Zale Corp.                                           +               2,100                  61,031
         ---------------------------------------------------------------------------------------------------
                                                                                                  2,246,212
         ---------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--1.07%
         ---------------------------------------------------------------------------------------------------
         Alliance Semiconductor Corp.                         +               1,500                  16,969
         ANADIGICS Inc.                                       +               1,800                  29,475
         AXT Inc.                                             +               1,100                  36,369
         C-Cube Microsystems Inc.                             +               2,600                  32,013
         Cirrus Logic Inc.                                    +               3,400                  63,750
         Cohu Inc.                                                            1,200                  16,725
         Elantec Semiconductor Inc.                           +               1,300                  36,075
         eMagin Corporation                                   +               1,800                   3,816
         Emcore Corp.                                         +               1,500                  70,500
         General Semiconductor Inc.                           +               2,100                  13,125
         Integrated Circuit Systems Inc.                      +                 800                  13,250
         Integrated Silicon Solution Inc.                     +               1,500                  21,563
         IXYS Corporation                                     +                 300                   4,388
         LTX Corp.                                            +               2,800                  36,269
         MEMC Electronics Materials Inc.                      +               2,100                  20,344
         Pericom Semiconductor Corp.                          +               1,300                  24,050
         Pixelworks Inc.                                      +                 400                   8,950


                                       93

         Varian Semiconductor Equipment Associates Inc.       +               1,900                  45,125
         Veeco Instruments Inc.                               +               1,500                  60,188
         White Electronic Designs Corp.                       +                 900                   5,822
         ---------------------------------------------------------------------------------------------------
                                                                                                    558,766
         ---------------------------------------------------------------------------------------------------

         SOFTWARE--1.74%
         ---------------------------------------------------------------------------------------------------
         Allscripts Inc.                                      +               1,300                  12,147
         Avant! Corp.                                         +               2,300                  42,119
         Avid Technology Inc.                                 +               1,400                  25,572
         Caldera Systems Inc.                                 +                 900                   1,744
         Caminus Corp.                                        +                 300                   6,975
         Centillium Communications Inc.                       +                 300                   6,675
         Computer Horizons Corp.                              +               2,300                   5,606
         Concord Communications Inc.                          +               1,100                   9,625
         Convera Corp.                                        +                 700                  12,425
         Corillian Corp.                                      +                 300                   3,600
         Digital Impact Inc.                                  +               1,200                   2,813
         Digital Island Inc.                                  +               4,300                  17,469
         DigitalThink Inc.                                    +                 400                   6,825
         Edwards (J.D.) & Co.                                 +               3,300                  58,781
         Embarcadero Technologies Inc.                        +                 300                  13,500
         eMerge Interactive Inc. "A"                          +                 800                   2,900
         ePresence Inc.                                       +               1,800                   7,819
         eSPEED Inc. "A"                                      +                 600                   9,413
         eXcelon Corp.                                        +               1,700                   2,550
         Extensity Inc.                                       +                 900                   5,414
         FirePond Inc.                                        +                 600                   5,663
         Globix Corp.                                         +               1,300                   3,575
         ibasis Inc.                                          +                 900                   3,713
         Identix Inc.                                         +               1,700                  13,345
         Infogrames Inc.                                      +               1,100                   6,119
         InteliData Technologies Corp.                        +               2,400                   6,225
         Interact Commerce Corporation                        +               1,000                   8,375
         Interactive Intelligence Inc.                        +                 300                   7,238
         Inter-Tel Inc.                                                       1,300                   9,994
         JDA Software Group Inc.                              +               1,300                  16,981
         Legato Systems Inc.                                  +               5,200                  38,675
         LifeMinders Inc.                                     +               1,100                   3,850
         Manugistics Group Inc.                               +               2,800                 159,600
         Matrixone Inc.                                       +                 400                   7,275
         Mercator Software Inc.                               +               1,700                   9,138
         National Data Corp.                                                  2,000                  73,250
         Net2Phone Inc.                                       +                 800                   5,900
         Netcentives Inc.                                     +               1,700                   6,481
         netGuru Inc.                                         +                 600                   2,363
         NetSol International Inc.                            +                 600                   4,200
         New Era of Networks Inc.                             +               1,600                   9,400
         Niku Corp.                                           +                 700                   5,119
         Numerical Technologies Inc.                          +                 400                   7,225
         Objective Systems Integrator Inc.                    +               1,200                  21,150
         OTG Software Inc.                                    +                 400                   6,456
         Per-Se Technologies Inc.                             +               2,100                   7,317
         Pinnacle Systems Inc.                                +               2,800                  20,650
         RadiSys Corp.                                        +                 900                  23,288
         Register.com                                         +                 600                   4,200
         Remedy Corp.                                         +               1,600                  26,500
         Saba Software Inc.                                   +                 300                   4,725
         Seachange International Inc.                         +               1,000                  20,313
         SeeBeyond Technology Corp.                           +                 600                   6,150
         Selectica Inc.                                       +                 300                   7,256
         Sequoia Software Corp.                               +                 700                   1,334
         Structural Dynamics Research Corp.                   +               2,200                  22,000
         TriZetto Group Inc. (The)                            +               1,200                  20,025
         Ulticom Inc.                                         +                 300                  10,219
         Universal Access Inc.                                +                 800                   6,400
         ValueClick Inc.                                      +                 600                   2,963
         Versata Inc.                                         +                 400                   3,575
         VIA NET.WORKS Inc.                                   +               1,200                   4,575
         Vicinity Corp.                                       +               1,000                   2,969
         Viewpoint Corp.                                      +               1,500                   8,156
         Websense Inc.                                        +                 300                   4,350
         ZixIt Corp.                                          +               1,000                   8,750
         ---------------------------------------------------------------------------------------------------
                                                                                                    910,997
         ---------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.17%
         ---------------------------------------------------------------------------------------------------
         Glenayre Technologies Inc.                           +               4,100                  14,478
         NEON Communications Inc.                             +                 600                   3,900
         SBA Communications Corp.                             +               1,600                  65,700
         Vyyo Inc.                                            +                 500                   3,063
         ---------------------------------------------------------------------------------------------------
                                                                                                     87,141
         ---------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--2.66%
         ---------------------------------------------------------------------------------------------------
         ACTV Inc.                                            +               2,100                   8,925
         Adaptive Broadband Corp.                             +               2,400                  14,700


                                       94

         Adelphia Business Solutions Inc.                     +               2,100                   8,925
         AirGate PCS Inc.                                     +                 600                  21,300
         Airnet Communications Corp.                          +                 500                   3,375
         Alamosa PCS Holdings Inc.                            +                 800                   6,400
         Alaska Communications Systems Group                  +                 900                   6,525
         Allen Telecom Inc.                                   +               1,700                  30,494
         Anaren Microwave Inc.                                +               1,300                  87,344
         Anixter International Inc.                           +               1,300                  28,113
         Arguss Communications Inc.                           +                 800                   7,300
         Audiovox Corp. "A"                                   +               1,200                  10,800
         Avocent Corporation                                  +               2,600                  70,200
         Aware Inc.                                           +               1,000                  17,750
         Carrier Access Corp.                                 +                 700                   6,300
         C-COR.net Corp.                                      +               1,700                  16,522
         Celeritek Inc.                                       +                 700                  26,688
         Centennial Cellular Corp. "A"                        +                 600                  11,250
         Choice One Communications Inc.                       +                 700                   6,519
         Com21 Inc.                                           +               1,600                   7,500
         Commonwealth Telephone Enterprises Inc.              +                 700                  24,500
         Cosair Communications Inc.                           +               1,200                   8,550
         CT Communications Inc.                                               1,100                  15,469
         CTC Communications Group Inc.                        +               1,200                   5,550
         Davox Corp.                                          +                 600                   5,850
         Electric Lightwave Inc. "A"                          +               1,100                   3,644
         Fibernet Telecom Group Inc.                          +               1,000                   5,500
         General Communication Inc. "A"                       +               2,700                  18,900
         GoAmerica Inc.                                       +                 900                   4,838
         Golden Telecom Inc.                                  +                 700                   3,588
         Hickory Tech Corp.                                                     800                  16,400
         IDT Corp.                                            +               1,400                  28,525
         Illuminet Holdings Inc.                              +               1,400                  32,113
         IMPSAT Fiber Networks Inc.                           +                 900                   3,938
         InterDigital Communications Corp.                    +               3,200                  17,300
         International Fibercom Inc.                          +               1,700                   8,394
         InterVoice-Brite Inc.                                +               2,100                  15,225
         ITC DeltaCom Inc.                                    +               3,400                  18,328
         Latitude Communications Inc.                         +                 900                   3,488
         LCC International Inc. "A"                           +                 700                   7,613
         Leap Wireless International Inc.                     +               1,700                  42,500
         Lightbridge Inc.                                     +               1,100                  14,438
         Lightpath Technologies Inc. "A"                      +                 900                  12,488
         MarketWatch.com Inc.                                 +               1,000                   3,000
         MCK Communications Inc.                              +                 700                   5,906
         Metawave Communications Corp.                        +                 500                   4,563
         Metricom Inc.                                        +               1,300                  13,081
         Motient Corp.                                        +               2,300                   9,200
         Mpower Communications Corp.                          +               3,300                  16,913
         MRV Communications Inc.                              +               3,800                  50,825
         Natural Microsystems Corp.                           +               2,200                  21,725
         NET2000 Communications Inc.                          +               1,300                   2,234
         Netro Corp.                                          +               2,100                  14,569
         North Pittsburgh Systems Inc.                                        1,100                  12,100
         NTELOS Inc.                                                            900                  15,863
         Nucentrix Broadband Networks Inc.                    +                 600                   6,750
         Optical Cable Corp.                                  +                 400                   3,625
         Osicom Technologies Inc.                             +                 600                   9,638
         Plantronics Inc.                                     +               2,900                 136,300
         Price Communications Corp.                           +               2,700                  45,394
         Primus Telecommunications Group Inc.                 +               2,400                   5,550
         Proxim Inc.                                          +               1,600                  68,800
         Rural Cellular Corp. "A"                             +                 600                  17,775
         Sirius Satellite Radio Inc.                          +               2,100                  62,869
         Somera Communications Inc.                           +               1,800                  15,638
         Spectralink Corp.                                    +                 700                  10,106
         Standard Microsystems Corp.                          +                 800                  16,200
         Stanford Microdevices Inc.                           +                 300                  10,800
         Symmetricom Inc.                                     +               1,400                  13,650
         Tollgrade Communications Inc.                        +                 700                  25,550
         Tut Systems Inc.                                     +               1,100                   9,075
         U.S. Wireless Corp.                                  +                 900                   3,938
         US LEC Corp. "A"                                     +               1,000                   4,813
         Viasat Inc.                                          +               1,000                  13,125
         Westell Technologies Inc.                            +               1,800                   5,513
         World Access Inc.                                    +               4,900                  11,791
         WorldGate Communications Inc.                        +               1,100                   4,194
         Z-Tel Technologies Inc.                              +                 800                   4,150
         ---------------------------------------------------------------------------------------------------
                                                                                                  1,389,292
         ---------------------------------------------------------------------------------------------------

         TEXTILES--0.88%
         ---------------------------------------------------------------------------------------------------
         Columbia Sportswear Co.                              +                 400                  19,900
         G&K Services Inc. "A"                                                1,200                  33,750
         Guess ? Inc.                                         +                 600                   3,188
         Interface Inc. "A"                                                   2,700                  23,456
         Kellwood Co.                                                         1,400                  29,575


                                       95

         Mohawk Industries Inc.                               +               2,400                  65,700
         Nautica Enterprises Inc.                             +               1,600                  24,375
         Polo Ralph Lauren Corp.                              +               3,200                  71,400
         Quiksilver Inc.                                      +               1,300                  25,188
         Springs Industries Inc. "A"                                            800                  25,950
         Steven Madden Ltd.                                   +                 600                   4,575
         Timberland Co. "A"                                   +               1,000                  66,875
         Vans Inc.                                            +                 800                  13,550
         Westpoint Stevens Inc.                                               2,000                  14,980
         Wolverine World Wide Inc.                                            2,400                  36,600
         ---------------------------------------------------------------------------------------------------
                                                                                                    459,062
         ---------------------------------------------------------------------------------------------------

         TOBACCO--0.13%
         ---------------------------------------------------------------------------------------------------
         Universal Corporation                                                1,600                  56,000
         Vector Group Ltd.                                                      700                  11,069
         ---------------------------------------------------------------------------------------------------
                                                                                                     67,069
         ---------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.11%
         ---------------------------------------------------------------------------------------------------
         Boyds Collection Ltd. (The)                          +               2,400                  22,350
         Jakks Pacific Inc.                                   +               1,200                  10,950
         Topps Co. (The)                                      +               2,400                  22,050
         ---------------------------------------------------------------------------------------------------
                                                                                                     55,350
         ---------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.56%
         ---------------------------------------------------------------------------------------------------
         Airborne Inc.                                                        3,200                  31,200
         Alexander & Baldwin Inc.                                             2,300                  60,375
         Arctic Cat Inc.                                                      1,100                  12,788
         Arkansas Best Corp.                                  +                 900                  16,481
         Arnold Industries Inc.                                               1,100                  19,800
         Atlas Air Inc.                                       +                 900                  29,363
         Avis Group Holdings Inc.                             +               1,300                  42,331
         CNF Transportation Inc.                                              2,900                  98,056
         Dollar Thrifty Automotive Group Inc.                 +               1,400                  26,250
         EGL Inc.                                             +               1,700                  40,694
         Forward Air Corp.                                    +                 800                  29,850
         Fritz Companies Inc.                                 +               1,400                   8,488
         Heartland Express Inc.                               +                 800                  18,250
         Hunt (J.B.) Transport Services Inc.                                  1,000                  16,813
         Kirby Corp.                                          +               1,400                  29,400
         Landstar System Inc.                                 +                 500                  27,719
         M.S. Carriers Inc.                                   +                 500                  16,375
         Offshore Logistics Inc.                              +               1,200                  25,856
         Overseas Shipholding Group Inc.                                      1,500                  34,406
         Roadway Express Inc.                                                   700                  14,831
         Swift Transportation Co. Inc.                        +               2,500                  49,531
         Trico Marine Services Inc.                           +               1,500                  23,156
         US Freightways Corp.                                                 1,600                  48,125
         Werner Enterprises Inc.                                              1,600                  27,200
         Wisconsin Central Transportation Corp.               +               2,700                  40,669
         Yellow Corporation                                   +               1,400                  28,503
         ---------------------------------------------------------------------------------------------------
                                                                                                    816,510
         ---------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.27%
         ---------------------------------------------------------------------------------------------------
         AMERCO                                               +                 500                   9,813
         Interpool Inc.                                                         700                  11,944
         Rollins Truck Leasing Corp.                                          2,900                  23,200
         Ryder System Inc.                                                    3,700                  61,513
         Xtra Corp.                                           +                 700                  33,600
         ---------------------------------------------------------------------------------------------------
                                                                                                    140,070
         ---------------------------------------------------------------------------------------------------

         WATER--0.24%
         ---------------------------------------------------------------------------------------------------
         American States Water Co.                                              600                  22,125
         Azurix Corp.                                         +               2,500                  20,469
         California Water Service Group                                         800                  21,600
         Philadelphia Suburban Corp.                                          2,500                  61,250
         ---------------------------------------------------------------------------------------------------
                                                                                                    125,444
         ---------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $49,416,203)                                                                     51,577,615
         ---------------------------------------------------------------------------------------------------

         Security                                                          Face Amount                Value
         ---------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--0.29%
         ---------------------------------------------------------------------------------------------------
         U.S. Treasury Bill
           5.70% * , 03/22/01                                 ++            150,000                 148,127
         ---------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $148,115)                                                                           148,127
         ---------------------------------------------------------------------------------------------------

         Security                                                          Face Amount                Value
         ---------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT-0.85%
         ---------------------------------------------------------------------------------------------------

                                       96

         Investors Bank & Trust Tri Party Repurchase Agreement,
         dated 12/29/00, due 01/02/01, with a maturity value of
         $445,749 and an effective yield of 5.73%.                         445,465                  445,465
         ---------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $445,465)                                                                           445,465
         ---------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 99.89%
         (Cost $50,009,783)                                                                      52,171,207
         ---------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- 0.11%                                                     58,694
         ---------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                  $52,229,901
         ===================================================================================================

          *    Yield to Maturity.
          +    Non-income earning securities.
          ++   This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
---------------------------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost:  $50,009,783) (Note 1)                                  $        52,171,207
Receivables:
       Investment securities sold                                                                       33,600
       Dividends and interest                                                                           37,548
                                                                                           --------------------
Total Assets                                                                                        52,242,355
                                                                                           --------------------
LIABILITIES
Payables:
       Due to broker - variation margin                                                                 10,950
       Due to BGFA (Note 2)                                                                              1,203
       Due to BGI and Stephens (Note 2)                                                                    301
                                                                                           --------------------
Total Liabilities                                                                                       12,454
                                                                                           --------------------
NET ASSETS                                                                                 $        52,229,901
                                                                                           ====================


---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
Statement of Operations
For the Period December 19, 2000 (commencement of operations) through December 31, 2000
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
       Dividends                                                                           $          37,757
       Interest                                                                                       18,184
                                                                                           ------------------
Total Investment Income                                                                               55,941
                                                                                           ------------------
EXPENSES (Note 2)
       Advisory fees                                                                                   1,203
       Administration fees                                                                               301
                                                                                           ------------------
Total expenses                                                                                         1,504
                                                                                           ------------------
Net investment income                                                                                 54,437
                                                                                           ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                                        2,300
       Net realized loss on sale of futures contracts                                                (16,060)
       Net change in unrealized appreciation (depreciation) of investments                         2,161,424
       Net change in unrealized appreciation (depreciation) of futures contracts                      17,800
                                                                                           ------------------
Net gain on investments                                                                            2,165,464
                                                                                           ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $       2,219,901
                                                                                           ==================

-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------

                                                                                       For the Period Ended
                                                                                       December 31, 2000 *
                                                                                     -----------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
       Net investment income                                                         $               54,437
       Net realized loss                                                                            (13,760)
       Net change in unrealized appreciation (depreciation)                                       2,179,224
                                                                                     -----------------------
Net increase in net assets resulting from operations                                              2,219,901
                                                                                     -----------------------
Interestholder transactions:
       Contributions                                                                             50,010,000
                                                                                     -----------------------
Net increase in net assets resulting from interestholder transactions                            50,010,000
                                                                                     -----------------------
Increase in net assets                                                                           52,229,901
NET ASSETS:
Beginning of period                                                                                      --
                                                                                     -----------------------
End of period                                                                        $           52,229,901
                                                                                     =======================

------------------------------------------------------------------------------------------------------------

* For the period from December 19, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Russell 2000 Index Master Portfolio (the "Master Portfolio"), which commenced operations on December 19, 2000.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:

--------------------------------------------------------------------------------
Number of        Futures        Expiration        Notional       Net Unrealized
Contracts         Index            Date        Contract Value     Appreciation
--------------------------------------------------------------------------------
   2           Russell 2000      03/16/01      $    488,800      $     17,800
--------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $150,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $457,876.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees from the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

     Barclays Global Investors Services ("BGIS") served as a broker-dealer for the Master Portfolio. For the period ended December 31, 2000 BGIS received commissions in the amount of $43,764 related to purchases and sales of investments.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

                      Purchases at cost               $  49,447,503
                      Sales proceeds                         33,600


     At December 31, 2000, the cost of investments for federal income tax purposes was $50,009,783. Net unrealized appreciation aggregated $2,161,424, of which $3,294,008 represented gross unrealized appreciation on securities and $1,132,584 represented gross unrealized depreciation on securities.

4.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rate (excluding short-term investments) and total return for the Master Portfolio were as follows:

------------------------------------------------------------------------
                                                       For the
                                                     Period Ended
                                                     December 31,
                                                        2000 *
------------------------------------------------------------------------


         Ratio of expenses to average net   +             0.09%
         assets
         Ratio of net investment income to  +             3.30%
         average net assets
         Portfolio turnover rate                             0% **
         Total return                                    -4.40% ++

------------------------------------------------------------------------

* For the period from December 19, 2000 (commencement of operations) to December 31, 2000.
**   Rounds to less than 1%.
+    Annualized for periods of less that one year.
++   Not annualized.



5.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Russell 2000 Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statements of operations, changes in net assets and financial highlights for the period from December 19, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Russell 2000 Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the period specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KMPG LLP

San Francisco, California
February 9, 2001

INTERNATIONAL INDEX MASTER PORTFOLIO
Schedule of Investments
December 31, 2000

           Security                                                                           Face Amount                   Value
           -----------------------------------------------------------------------------------------------------------------------

           COMMON STOCKS--98.28%
           AUSTRALIA--2.50%
           -----------------------------------------------------------------------------------------------------------------------
           AMP Ltd.                                                                            12,957                     145,661
           Austrailian Gas & Light Co.                                                          6,243                      44,162
           Brambles Industries Ltd.                                                             2,560                      59,776
           Broken Hill Proprietary Co. Ltd.                                                    21,463                     226,190
           Coca-Cola Amatil Ltd.                                                               18,227                      47,445
           Coles Myer Ltd.                                                                     12,286                      47,649
           Commonwealth Bank of Australia                                                      13,199                     226,773
           Computershare Ltd.                                                                   5,287                      25,360
           CSL Ltd.                                                                             2,340                      50,814
           CSR Ltd.                                                                            21,927                      57,039
           Foster's Brewing Group Ltd                                                          26,796                      70,315
           Gandel Retail Trust                                                                131,887                      82,707
           General Property                                                                    30,115                      46,326
           Lend Lease Corp. Ltd.                                                                4,971                      46,263
           National Australia Bank Ltd.                                                        16,552                     265,112
           News Corp. Ltd.                                                                     23,452                     182,534
           OneSteel Ltd.                                                    +                   2,898                       1,531
           Orica Ltd.                                                                          20,650                      66,127
           QBE Insurance Group Ltd.                                                             8,426                      46,330
           Rio Tinto Ltd.                                                                       4,817                      78,833
           Santos Ltd.                                                                         18,130                      60,677
           Southcorp Ltd.                                                                      15,047                      40,940
           TABCORP Holdings Ltd.                                                                8,666                      52,871
           Telstra Corp Ltd.                                                                   90,012                     321,424
           Wesfarmers Ltd.                                                                      5,506                      49,534
           Westfield Trust                                                                     24,939                      47,085
           Westpac Banking Corp. Ltd.                                                          18,543                     136,017
           WMC Ltd.                                                                            16,164                      68,809
           Woolworths Ltd.                                                                     10,431                      48,829
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,643,133
           -----------------------------------------------------------------------------------------------------------------------

           AUSTRIA--0.22%
           -----------------------------------------------------------------------------------------------------------------------
           Bank Austria AG                                                                      1,747                      95,981
           Oesterreichische Elektrizitaetswirtschafts AG "A"                                      534                      54,070
           OMV AG                                                                               1,056                      81,679
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          231,730
           -----------------------------------------------------------------------------------------------------------------------

           BELGIUM--0.94%
           -----------------------------------------------------------------------------------------------------------------------
           AGFA Gevaert NV                                                                      1,922                      45,752
           Colruyt NV                                                                             984                      43,360

                                      105

           Delhaize "Le Lion" SA                                                                1,256                      59,644
           Dolmen Computer Applications NV                                  +                      64                         960
           Electrabel SA                                                                          589                     132,974
           Fortis "B"                                                                           7,576                     245,759
           Groupe Bruxelles Lambert SA                                                            355                      84,206
           Interbrew                                                        +                   1,895                      65,949
           KBC Bankverzekerings Holding NV                                                      3,450                     149,210
           PetroFina SA                                                     +                       1                         563
           Solvay SA                                                                            1,512                      84,204
           UCB SA                                                                               2,324                      86,022
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          998,603
           -----------------------------------------------------------------------------------------------------------------------

           DENMARK--0.85%
           -----------------------------------------------------------------------------------------------------------------------
           A/S Dampskibsselskabet Svendborg " B"                                                   10                     116,900
           D/S 1912 "B"                                                                            14                     121,425
           Danske Bank A/S                                                                      8,500                     152,787
           Group 4 Falck A/S                                                                      300                      39,972
           ISS A/S                                                          +                     600                      40,802
           Novo Nordisk A/S "B"                                                                   938                     168,016
           Novozymes A/S "B"                                                +                   1,438                      28,740
           Tele Danmark A/S                                                                     2,600                     105,889
           Vestas Wind Systems A/S 144A                                                         1,290                      69,725
           William Demant Holding                                                               1,200                      55,056
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          899,312
           -----------------------------------------------------------------------------------------------------------------------

           FINLAND--2.71%
           -----------------------------------------------------------------------------------------------------------------------
           Nokia OYJ                                                                           55,024                   2,450,417
           Pohjola Group Insurance Corp. "B"                                                      623                      27,452
           Sampo-Leonia Insurance "A"                                                             800                      43,127
           Sonera Group OYJ                                                                     9,060                     163,938
           Stonesoft OYJ                                                    +                   1,200                      17,292
           Tietoenator OYJ                                                                      1,471                      41,788
           UPM-Kymmene OYJ                                                                      3,600                     123,363
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,867,377
           -----------------------------------------------------------------------------------------------------------------------

           FRANCE--11.37%
           -----------------------------------------------------------------------------------------------------------------------
           Accor SA                                                                             2,802                     118,216
           Air Liquide                                                                          1,127                     167,897
           Alcatel SA "A"                                                                      14,093                     799,380
           Aventis SA                                                                           8,975                     786,757
           AXA UAP                                                                              4,484                     647,412
           BNP Parisbas SA                                                                      5,163                     452,593
           Bouygues SA                                                                          4,039                     182,711
           Cap Gemini SA                                                                        1,465                     235,969
           Carrefour Supermarche SA                                                             8,036                     504,035
           Compagnie de Saint Gobain                                                            1,050                     164,695
           Compagnie Generale des Etablissements Michelin "B"                                   2,102                      75,972
           Dassault Systemes SA                                                                 1,378                      94,312
           Essilor International SA                                                               211                      68,744
           Etablissements Economiques du Casino Guichard-Perrachon SA                           1,095                     110,259
           France Telecom SA                                                                   11,925                   1,028,027

                                      106

           Groupe Danone                                                                        1,735                     261,240
           Lafarge SA                                                                           1,388                     116,208
           Lagardere S.C.A.                                                                     1,738                     100,701
           L'Oreal SA                                                                           7,815                     668,951
           LVMH                                                                                 5,607                     370,608
           Pechiney SA "A"                                                                      1,247                      56,925
           Pernod Ricard                                                                          995                      68,565
           Pinault-Printemps-Redoute SA                                                         1,357                     291,219
           PSA Peugeot Citroen                                                                    610                     138,573
           Publicis Groupe                                                                      1,884                      63,571
           Sagem SA                                                                               517                      69,023
           Sanofi-Synthelabo SA                                                                 8,548                     569,006
           Schneider SA                                                                         1,934                     140,887
           Societe EuroFrance SA                                                                   73                      52,973
           Societe Generale "A"                                                                 5,012                     311,074
           Sodexho Alliance SA                                                                    429                      79,356
           STMicroelectronics NV                                                               10,358                     451,568
           Suez Lyonnaise - Strip VVPR                                      +                     275                           3
           Suez Lyonnaise des Eaux SA                                                           1,921                     350,301
           Thales/Ex Thomson CSF                                                                2,169                     103,812
           Total SA "B"                                                                         8,655                   1,285,336
           Union Du Credit Bail Immobil                                                           337                      53,617
           Usinor SA                                                                            3,368                      44,397
           Valeo SA                                                                             1,268                      56,540
           Vinci SA                                                                             1,219                      74,858
           Vivendi Universal SA                                             *                  12,461                     818,964
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       12,035,255
           -----------------------------------------------------------------------------------------------------------------------

           GERMANY--8.39%
           -----------------------------------------------------------------------------------------------------------------------
           Adidas AG                                                                              700                      43,315
           Allianz AG                                                                           2,749                   1,027,322
           BASF AG                                                                              7,300                     329,681
           Bayer AG                                                                             8,450                     442,619
           Bayerische Hypo-und Vereinsbank AG                                                   5,000                     282,672
           Beiersdorf AG                                                                        1,094                     114,363
           Continental AG                                                                       2,728                      43,736
           DaimlerChrysler AG                                                                  11,996                     503,184
           Deutsche Bank AG                                                                     7,088                     594,826
           Deutsche Lufthansa AG                                                                4,828                     124,252
           Deutsche Telekom AG                                                                 35,499                   1,068,353
           Dresdner Bank AG                                                                     6,150                     267,828
           EM TV & Merchandising AG                                         +                     678                       3,750
           Epcos AG                                                         +                     800                      69,379
           Fresenius Medical Care AG                                                            1,187                      96,820
           Gehe AG                                                                              1,500                      56,562
           Heidelberger Zement AG                                                               1,110                      50,993
           Karstadtquelle AG                                                                    1,818                      56,077
           Linde AG                                                                             1,762                      85,406
           MAN AG                                                                               1,748                      44,412
           Merck KGaA                                                                           2,473                     108,972
           Metro AG                                                                             3,981                     185,873

                                      107

           Muenchener Rueckversicherungs-Gesellschaft AG "Reg"                                  2,073                     740,606
           Preussag AG                                                                          2,615                      94,390
           RWE AG                                                                               5,998                     268,800
           SAP AG                                                                               2,173                     249,141
           Schering AG                                                                          2,667                     151,277
           Siemens AG                                                       *                   6,866                     896,060
           Thyssen Krupp AG                                                                     6,905                     106,818
           Veba AG                                                                              8,576                     521,019
           Volkswagen AG                                                                        3,821                     199,502
           WCM Beteiligungs & Grundbesi AG                                                      3,687                      54,617
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,882,625
           -----------------------------------------------------------------------------------------------------------------------

           HONG KONG--2.09%
           -----------------------------------------------------------------------------------------------------------------------
           Bank of East Asia Ltd.                                                              23,000                      59,418
           Cathay Pacific Airways Ltd.                                                         42,000                      77,540
           CLP Holdings Ltd.                                                                   23,500                     117,202
           Esprit Holdings Ltd.                                                                16,000                      13,642
           Hang Seng Bank Ltd                                                                  22,000                     296,162
           Henderson Land Development Co. Ltd.                                                 18,000                      91,618
           Hong Kong & China Gas Co. Ltd.                                                      60,060                      88,168
           Hutchison Whampoa Ltd.                                                              48,700                     607,206
           Johnson Electric Holdings Ltd.                                                      45,500                      70,002
           Li & Fung Ltd.                                                                      34,000                      61,900
           New World Development Co Ltd                                                        36,000                      43,618
           Pacific Century Cyberworks Ltd.                                  +                 169,591                     109,810
           Shangri-La Asia Ltd.                                                                40,000                      43,336
           Sun Hung Kai Properties Ltd.                                                        28,000                     279,110
           Swire Pacific Ltd. "A"                                                              19,500                     140,628
           Television Broadcasts Ltd.                                                           6,000                      31,539
           Wharf Holdings Ltd.                                                                 32,000                      77,744
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,208,643
           -----------------------------------------------------------------------------------------------------------------------

           IRELAND--0.31%
           -----------------------------------------------------------------------------------------------------------------------
           Allied Irish Banks PLC                                                               8,668                     100,771
           CRH PLC                                                                              3,725                      69,219
           Eircom PLC                                                                          17,419                      44,911
           Irish Life & Permanent PLC                                                           5,332                      64,979
           Kerry Group PLC "A"                                                                  3,985                      48,214
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          328,094
           -----------------------------------------------------------------------------------------------------------------------

           ITALY--4.71%
           -----------------------------------------------------------------------------------------------------------------------
           Alitalia SpA                                                     +                  17,000                      30,522
           Arnoldo Mondadori Editore SpA                                                        4,200                      38,983
           Assicurazioni Generali SpA                                       *                  14,094                     558,945
           Autogrill SpA                                                                        4,000                      49,128
           Autostrade SpA                                                                      15,000                      99,146
           Banca di Roma SpA                                                                   81,974                      88,843
           Banca Intesa SpA                                                 *                  60,043                     288,224
           Benetton Group SpA                                                                  35,233                      73,334
           Beni Stabili SpA                                                                     6,022                       2,902
           Bipop Carire SpA                                                                    20,250                     131,949

                                      108

           Bulgari SpA                                                      *                   4,250                      52,198
           Enel SpA                                                                            69,814                     270,983
           ENI SpA                                                          *                  95,554                     609,185
           Fiat SpA                                                                             5,381                     132,481
           Gruppo Editoriale L'Espresso                                                         4,800                      41,492
           Italgas SpA                                                      +                   7,750                      78,400
           Mediaset SpA                                                                        14,390                     171,476
           Mediobanca Banca SpA                                                                 8,661                      98,091
           Parmalat Finanziaria SpA                                                            32,500                      52,562
           Pirelli SpA                                                                         26,078                      92,663
           Riunione Adriatica di Sicurta SpA                                                    9,100                     141,712
           San Paolo - IMI SpA                                              *                  16,843                     271,924
           Telecom Italia Mobile SpA                                        *                  95,849                     763,840
           Telecom Italia SpA                                               *                  10,464                      62,787
           Telecom Italia SpA "A"                                           *                  42,885                     473,635
           Unicredito Italiano SpA                                          *                  59,634                     311,421
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,986,826
           -----------------------------------------------------------------------------------------------------------------------

           JAPAN--22.40%
           -----------------------------------------------------------------------------------------------------------------------
           Acom Co. Ltd.                                                                        1,800                     132,686
           Advantest Corp.                                                                      1,200                     112,277
           Ajinomoto Co. Inc.                                                                   8,000                     103,882
           Alps Electric Co Ltd                                                                 2,000                      30,465
           Amada Co. Ltd.                                                                       5,000                      37,164
           Asahi Bank Ltd. (The)                                                               36,000                     122,454
           Asahi Breweries Ltd.                                                                 7,000                      71,310
           Asahi Glass Co. Ltd.                                                                14,000                     115,443
           Asahi Kasei Corp.                                                                   18,000                     103,568
           Bank of Fukuoka Ltd.                                                                11,000                      46,939
           Bank of Tokyo-Mitsubishi Ltd.                                                       55,000                     546,827
           Bank of Yokohama Ltd.                                                               16,000                      72,613
           Benesse Corporation                                                                  1,500                      55,614
           Bridgestone Corp.                                                                   11,000                     100,035
           Canon Inc.                                                                          10,000                     349,773
           Casio Computer Co. Ltd.                                                              6,000                      50,630
           Central Japan Railway Co.                                                               22                     135,240
           Chugai Pharmaceutical Co. Ltd.                                                       4,000                      66,457
           Chuo Mitsui Trust & Banking Co. Ltd.                                                13,000                      40,014
           Citizen Watch Co. Ltd.                                                               5,000                      36,420
           Credit Saison Co Ltd                                                                 2,200                      47,036
           CSK Corp.                                                                            1,100                      15,986
           Dai Nippon Printing Co. Ltd.                                                         9,000                     133,867
           Daiichi Pharmaceutical Co. Ltd.                                                      4,000                     118,923
           Daikin Industries Ltd.                                                               4,000                      76,950
           Dainippon Ink & Chemical Inc.                                                       14,000                      41,623
           Daito Trust Construction Co. Ltd.                                                    2,500                      44,815
           Daiwa Bank Ltd. (The)                                                               29,000                      47,421
           Daiwa House Industry Co. Ltd.                                                        9,000                      55,877
           Daiwa Securities Group Inc.                                                         16,000                     166,912
           Denso Corp.                                                                         10,000                     215,985
           East Japan Railway Co.                                                                  44                     257,782
           Ebara Corporation                                                                    5,000                      54,259

                                      109

           Eisai Co. Ltd.                                                                       4,000                     139,909
           Fanuc Ltd.                                                                           2,800                     190,241
           Fuji Photo Film Co.                                                                  6,000                     250,787
           Fuji Soft ABC Inc.                                                                     400                      25,778
           Fuji Television Network Inc.                                                             6                      41,763
           Fujikura Ltd.                                                                        5,000                      37,426
           Fujitsu Ltd.                                                                        24,000                     353,410
           Furukawa Electric Co. Ltd.                                                           8,000                     139,559
           Gunma Bank Ltd                                                                       9,000                      43,993
           Hirose Electric Co. Ltd.                                                               600                      57,713
           Hitachi Ltd.                                                                        40,000                     356,068
           Honda Motor Co. Ltd.                                                                12,000                     447,010
           Hoya Corp.                                                                           1,400                     102,833
           Isetan Co. Ltd.                                                                      3,000                      31,611
           Ishikawajima-Harima Heavy Industries Co. Ltd.                    +                  19,000                      40,538
           Itochu Corp.                                                     +                  18,000                      83,736
           Ito-Yokado Co. Ltd.                                                                  5,000                     249,213
           Japan Airlines Co. Ltd.                                                             22,000                     100,613
           Japan Tobacco Inc.                                                                      24                     185,939
           Joyo Bank Ltd.                                                                      16,000                      50,787
           Jusco Co. Ltd.                                                                       4,000                      86,744
           Kajima Corp.                                                                        18,000                      49,894
           Kaneka Corp.                                                                         7,000                      66,168
           Kansai Electric Power Co. Inc.                                                       9,800                     166,161
           Kao Corp.                                                                            7,000                     203,218
           Kawasaki Steel Corp.                                                                49,000                      50,558
           Keihin Electric Express Railway Co. Ltd.                                            14,000                      55,579
           Kinden Corp.                                                                         6,000                      34,365
           Kinki Nippon Railway Co. Ltd.                                                       17,000                      70,759
           Kirin Brewery Co. Ltd.                                                              13,000                     116,290
           Komatsu Ltd.                                                                        14,000                      61,823
           Konami Company Ltd.                                                                  1,400                     104,914
           Konica Corp.                                                                         5,000                      40,880
           Kubota Corp.                                                                        20,000                      60,860
           Kuraray Co. Ltd.                                                                     6,000                      56,033
           Kyocera Corp.                                                                        2,300                     250,796
           Kyowa Hakko Kogyo Co. Ltd.                                                           7,000                      48,356
           Marubeni Corp.                                                   +                  22,000                      51,942
           Marui Co. Ltd.                                                                       5,000                      75,420
           Matsushita Electric Industrial Co. Ltd.                                             24,000                     572,928
           Minebea Co. Ltd.                                                                     6,000                      55,509
           Mitsubishi Chemical Corp.                                                           29,000                      76,328
           Mitsubishi Corp.                                                                    18,000                     132,529
           Mitsubishi Electric Corp.                                                           27,000                     165,977
           Mitsubishi Estate Co. Ltd.                                                          15,000                     160,022
           Mitsubishi Heavy Industries Ltd.                                                    40,000                     174,188
           Mitsubishi Materials Corp.                                                          18,000                      42,970
           Mitsubishi Rayon Co.                                                                11,000                      32,486
           Mitsubishi Trust & Banking Corp.                                                    16,000                     109,968
           Mitsui & Co. Ltd.                                                                   18,000                     113,170
           Mitsui Fudosan Co. Ltd.                                                             10,000                      99,248
           Mitsui Marine & Fire Insurance Co. Ltd.                                             11,000                      63,003

                                      110

           Mitsui Mining & Smelting Co.                                                         7,000                      53,865
           Mizuho Holding Inc.                                                                    102                     631,480
           Murata Manufacturing Co. Ltd.                                                        2,800                     328,087
           NEC Corp.                                                                           19,000                     347,236
           NGK Insulators Ltd.                                                                  4,000                      52,921
           NGK Spark Plug Co. Ltd.                                                              3,000                      43,809
           Nidec Corp.                                                      *                     900                      42,497
           Nikon Corp.                                                                          5,000                      53,428
           Nintendo Co. Ltd.                                                                    1,700                     267,427
           Nippon COMSYS Corp.                                                                  3,000                      53,777
           Nippon Express Co. Ltd.                                                             14,000                      84,470
           Nippon Meat Packers Inc.                                                             4,000                      54,425
           Nippon Mitsubishi Oil Corp.                                                         20,000                      96,188
           Nippon Paper Industries Co.                                                         13,000                      77,414
           Nippon Sheet Glass Co. Ltd.                                                          5,000                      60,948
           Nippon Steel Corp.                                                                  83,000                     137,174
           Nippon Telegraph & Telephone Corp.                                                     149                   1,072,289
           Nippon Yusen Kabushiki Kaisha                                                       18,000                      74,291
           Nissan Motor Co. Ltd.                                            +                  47,000                     270,429
           Nissin Food Products                                                                 2,200                      53,673
           Nitto Denko Corp.                                                                    2,200                      59,636
           Nomura Securities Co. Ltd.                                                          23,000                     413,301
           NSK Ltd.                                                                             8,000                      48,898
           Obayashi Corp.                                                                      12,000                      51,626
           Oji Paper Co. Ltd.                                                                  14,000                      72,227
           Olympus Optical Co. Ltd.                                                             4,000                      69,080
           Omron Corp.                                                                          4,000                      83,071
           Oriental Land Co. Ltd.                                                               1,300                      86,962
           Orix Corp.                                                                           1,000                     100,210
           Osaka Gas Co. Ltd.                                                                  31,000                      94,063
           Pioneer Electronic Corp.                                                             3,000                      80,011
           Promise Co. Ltd.                                                                     1,500                     106,244
           Rohm Co. Ltd.                                                                        1,400                     265,652
           Sakura Bank Ltd.                                                                    49,000                     295,646
           Sankyo Co. Ltd.                                                                      6,000                     143,756
           Sanyo Electric Co. Ltd.                                                             23,000                     191,063
           Secom Co. Ltd.                                                                       2,500                     162,863
           Sekisui House Ltd.                                                                  10,000                      91,378
           Seventy Seven Bank Ltd                                                               7,000                      39,848
           Sharp Corp.                                                                         14,000                     168,696
           Shimamura Co. Ltd.                                                                     300                      16,448
           Shimano Inc.                                                                         2,300                      45,151
           Shimizu Corp.                                                                       14,000                      41,378
           Shin-Etsu Chemical Co. Ltd.                                                          5,000                     192,375
           Shionogi & Co. Ltd.                                                                  5,000                     101,872
           Shiseido Co.                                                                         7,000                      78,043
           Shizuoka Bank Ltd.                                                                   9,000                      81,768
           Skylark Co.                                                                          2,000                      55,964
           SMC Corp.                                                                              900                     115,687
           Softbank Corp.                                                                       3,900                     135,388
           Sony Corp.                                                                          10,700                     739,157
           Sumitomo Bank Ltd. (The)                                                            37,000                     379,513

                                      111

           Sumitomo Chemical Co. Ltd.                                                          21,000                     104,118
           Sumitomo Corp.                                                                      13,000                      93,441
           Sumitomo Electric Industries                                                         8,000                     131,094
           Sumitomo Marine & Fire Insurance Co. Ltd.                                           10,000                      64,446
           Sumitomo Metal Mining Co. Ltd.                                                       8,000                      41,833
           Taisho Pharmaceutical Co. Ltd.                                                       4,000                     108,080
           Taiyo Yuden Co. Ltd.                                                                 2,000                      66,807
           Takara Shuzo Co. Ltd.                                                                3,000                      52,361
           Takashimaya Co. Ltd.                                                                 6,000                      40,766
           Takeda Chemical Industries                                                          10,000                     591,116
           Takefuji Corp.                                                                       2,100                     132,214
           Teijin Ltd.                                                                         13,000                      67,068
           Terumo Corp.                                                                         3,100                      67,768
           Tobu Railway Co. Ltd.                                                               22,000                      64,638
           Toho Co. Ltd.                                                                          400                      55,124
           Tohoku Electric Power Co. Inc.                                                       6,200                      82,786
           Tokai Bank Ltd.                                                                     29,000                     125,524
           Tokio Marine & Fire Insurance Co. Ltd.                                              18,000                     206,033
           Tokyo Broadcasting System                                                            1,000                      29,556
           Tokyo Electric Power Co. Inc.                                                       14,700                     364,414
           Tokyo Electronics Ltd.                                                               2,100                     115,320
           Tokyo Gas Co. Ltd.                                                                  32,000                      94,579
           Tokyu Corp.                                                                         15,000                      80,798
           Toppan Printing Co. Ltd.                                                             9,000                      78,305
           Toray Industries Inc.                                                               20,000                      75,202
           Toshiba Corp.                                                                       39,000                     260,547
           Tostem Corp.                                                                         4,000                      49,633
           Toto Ltd.                                                                            6,000                      42,760
           Toyo Information Systems                                                             1,000                      49,668
           Toyo Seikan Kaisha Ltd.                                                              3,000                      48,793
           Toyota Motor Corp.                                                                  43,600                   1,391,572
           Trans Cosmos Inc.                                                                      200                       8,657
           Uni-Charm Corp.                                                                      1,300                      65,932
           Uny Co Ltd                                                                           3,000                      32,004
           Wacoal Corp.                                                                         6,000                      49,948
           Yamanouchi Pharmaceutical Co. Ltd.                                                   4,000                     172,788
           Yamato Transport Co. Ltd.                                                            6,000                     110,179
           Yokogawa Electric                                                                    5,000                      42,192
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       23,706,127
           -----------------------------------------------------------------------------------------------------------------------

           NETHERLANDS--5.72%
           -----------------------------------------------------------------------------------------------------------------------
           ABN AMRO Holding NV                                                                 17,406                     395,247
           Aegon NV                                                                            15,672                     647,385
           Akzo Nobel NV                                                                        3,586                     192,309
           ASM Lithography Holding NV                                       +*                  5,067                     114,916
           Burhmann NV                                                                          1,498                      40,097
           Elsevier NV                                                                          9,276                     136,190
           Getronics NV                                                                         6,034                      35,414
           Hagemeyer NV                                                                         1,677                      37,341
           Heineken NV                                                                          3,807                     230,038
           ING Groep NV                                                                        11,057                     881,980
           Koninklijke Ahold NV                                             *                   9,155                     294,921

                                      112

           Philips Electronics NV                                                              15,121                     553,175
           QIAGEN NV                                                        +                   1,900                      68,582
           Royal Dutch Petroleum Co.                                                           25,030                   1,531,448
           Royal KPN NV                                                                        14,635                     168,221
           TNT Post Group NV                                                                    5,882                     142,058
           Unilever NV - CVA                                                                    6,643                     419,777
           VOPAK                                                                                3,083                      64,746
           Wolters Kluwer NV - CVA                                                              3,728                     101,500
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,055,345
           -----------------------------------------------------------------------------------------------------------------------

           NEW ZEALAND--0.05%
           -----------------------------------------------------------------------------------------------------------------------
           Telecom Corp. of New Zealand Ltd                                                    24,158                      51,396
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                           51,396
           -----------------------------------------------------------------------------------------------------------------------

           NORWAY--0.43%
           -----------------------------------------------------------------------------------------------------------------------
           Christiania Bank Og Kreditkasse                                                      5,800                      32,518
           DnB Holding ASA                                                                     14,300                      76,935
           Norsk Hydro ASA                                                                      4,315                     182,298
           Orkla ASA                                                        +                   4,312                      84,981
           Telenor ASA                                                      +                   5,900                      25,661
           Tomra Systems  ASA                                               +                   2,600                      50,357
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          452,750
           -----------------------------------------------------------------------------------------------------------------------

           PORTUGAL--0.60%
           -----------------------------------------------------------------------------------------------------------------------
           Banco Comercial Portugues SA "R"                                                    23,673                     125,401
           Banco Espirito Santo e Comercial de Lisboa SA                                        4,483                      75,234
           Brisa-Auto Estradas de Portugal SA                                                   6,621                      58,971
           Cimentos De Portugal SA                                                              2,292                      57,160
           Electricidade de Portugal SA                                                        34,855                     115,028
           Portugal Telecom                                                                    16,327                     149,093
           Sonae SGPS SA                                                                       40,525                      45,593
           Sonae SGPS SA - New Shares                                       +                   2,291                       2,513
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          628,993
           -----------------------------------------------------------------------------------------------------------------------

           SINGAPORE--0.96%
           -----------------------------------------------------------------------------------------------------------------------
           Capitaland Ltd.                                                  +                  38,000                      65,732
           Chartered Semiconductor Manufacturing                            +                  15,000                      40,997
           City Developments Ltd.                                                              15,000                      69,624
           DBS Group Holdings Ltd.                                                             16,652                     188,191
           Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                                 16,350                     121,615
           Singapore Airlines Ltd.                                                             15,000                     148,763
           Singapore Press Holdings Ltd.                                                        5,000                      73,805
           Singapore Technologies Engineering Ltd.                                             38,000                      61,131
           Singapore Telecommunications Ltd.                                                   70,000                     108,577
           United Overseas Bank Ltd.                                                           14,392                     107,880
           Venture Manufacturing Ltd.                                                           4,000                      26,754
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,013,069
           -----------------------------------------------------------------------------------------------------------------------

           SPAIN--2.99%
           -----------------------------------------------------------------------------------------------------------------------
           Altadis SA                                                                           5,342                      82,639
           Autopistas Concesionaria Espanola SA                                                 7,939                      69,296

                                      113

           Banco Bilbao Vizcaya SA                                                             37,204                     552,859
           Banco Santander Central Hispano SA                                                  54,283                     580,182
           Endesa SA                                                                           13,176                     224,209
           Fomento de Construcciones y Contratas SA                                             2,945                      55,774
           Gas Natural SDG SA                                                                   6,235                     113,405
           Iberdrola SA                                                                        11,954                     149,620
           Repsol YPF SA                                                                       16,467                     262,766
           Sociedad General de Aguas de Barcelona SA                                            4,180                      50,986
           Telefonica SA                                                    +                  51,103                     843,245
           Union Electrica Fenosa SA                                                            4,548                      83,361
           Zardoya Otis SA                                                                      6,980                      61,187
           Zeltia SA                                                        +                   2,226                       6,428
           Zeltia SA - Rights                                               +                   2,226                      25,983
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,161,940
           -----------------------------------------------------------------------------------------------------------------------

           SWEDEN--2.70%
           -----------------------------------------------------------------------------------------------------------------------
           ASSA Abloy AB "B"                                                                    4,800                      93,828
           Atlas Copco AB "B"                                                                   2,419                      52,924
           Drott AB "B"                                                                         2,450                      33,745
           Electrolux AB "B"                                                                    5,594                      72,603
           Hennes & Mauritz AB "B"                                                             10,076                     155,862
           NetCom AB "B"                                                    +                   2,025                      84,102
           Nordea AB                                                                           34,683                     262,738
           OM Gruppen AB                                                                        1,450                      35,795
           Sandvik AB                                                                           3,895                      93,676
           Securitas AB "B"                                                                     4,665                      86,494
           Skandia Forsakrings AB                                                              12,120                     197,110
           Skandinaviska Enskilda Banken (SEB) "A"                                              9,300                     102,474
           Skanska AB "A"                                                                       1,888                      78,012
           Svenska Cellulosa AB "B"                                                             3,625                      77,005
           Svenska Handelsbanken AB "B"                                                         7,900                     135,175
           Swedish Match AB                                                                    16,628                      64,831
           Telefonakfiebolaget Ericsson AB "B"                                                 90,008                   1,025,146
           Telia AB                                                         +                  17,800                      91,465
           Volvo AB "B"                                                                         5,102                      84,596
           WM-Data AB "B"                                                                       6,155                      29,541
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,857,122
           -----------------------------------------------------------------------------------------------------------------------

           SWITZERLAND--7.12%
           -----------------------------------------------------------------------------------------------------------------------
           ABB Ltd.                                                                             3,643                     388,055
           Adecco SA                                                                              220                     138,369
           Credit Suisse Group                                                                  3,508                     666,233
           Gebruder Sulzer AG                                               +                      65                      46,854
           Givaudan - Foreign Registered                                    +                      93                      24,573
           Holderbank Financiere Glarus AG                                                        204                      66,669
           Holderbank Financiere Glarus AG "B"                                                     81                      97,395
           Kudelski SA Bearer                                               +                      64                      71,034
           Lonza AG                                                                               100                      58,085
           Nestle SA                                                                              454                   1,058,190
           Novartis AG                                                                            844                   1,491,019
           Roche Holding AG - Genusshein                                                           82                     834,790
           Roche Holding AG-Bearer                                                                 19                     235,486

                                      114

           Schindler Holding AG                                                                    38                      59,727
           Schweizerische Rueckversicherungs-Reg                                                  165                     395,267
           SGS Societe Generale de Surveillance "B"                                                10                      14,491
           Swatch Group AG                                                                        200                      52,166
           Swatch Group AG "B"                                                                     47                      58,687
           Swisscom AG                                                                            908                     235,993
           Syngenta AG                                                      +                   1,513                      81,166
           UBS AG "Reg"                                                                         5,184                     845,487
           Unaxis Holding AG "R"                                            +                     200                      45,013
           Zurich Financial Services AG                                                           951                     572,916
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,537,665
           -----------------------------------------------------------------------------------------------------------------------

           UNITED KINGDOM--21.22%
           -----------------------------------------------------------------------------------------------------------------------
           Abbey National PLC                                                                  16,720                     304,441
           AMVESCAP PLC                                                                         8,919                     183,048
           Arm Holdings PLC                                                 +                  11,906                      89,987
           AstraZeneca PLC                                                                     20,518                   1,034,360
           AWG PLC                                                                              5,916                      50,811
           BAA PLC                                                                             12,784                     118,009
           BAE Systems PLC                                                                     36,789                     209,914
           Barclays PLC                                                                        19,283                     596,797
           Bass PLC                                                                            12,240                     133,281
           BBA Group PLC                                                                        8,115                      44,849
           BG Group PLC                                                                        41,786                     163,530
           Blue Circle Industries PLC                                                           8,818                      58,089
           BOC Group PLC                                                                        6,753                     102,584
           Boots Co. PLC                                                                       11,868                     107,958
           BP Amoco PLC                                                                       262,698                   2,118,922
           British Airways PLC                                                                 14,286                      83,329
           British American Tobacco PLC                                                        26,410                     201,088
           British Land Co. PLC                                                                 7,760                      55,058
           British Sky Broadcasting Group PLC                               +                  21,609                     361,828
           British Telecommunications PLC                                                      76,648                     654,873
           Bunzl PLC                                                                            7,064                      43,261
           Cadbury Schweppes PLC                                                               24,486                     169,340
           Canary Wharf Finance PLC                                         +                   9,565                      69,650
           Capita Group PLC                                                                     8,619                      64,371
           Carlton Communications PLC                                                           9,248                      84,402
           Celltech Group PLC                                               +                   3,550                      62,730
           Centrica PLC                                                                        47,021                     182,084
           CGU PLC                                                                             25,730                     415,843
           Chub PLC                                                         +                  15,278                      36,056
           CMG PLC                                                                              7,717                     103,165
           Corus Group PLC                                                                     51,927                      54,684
           Diageo PLC                                                                          39,451                     441,958
           Dixons Group PLC                                                                    24,969                      83,544
           Electrocomponents PLC                                                                5,851                      57,856
           EMI Group PLC                                                                       10,180                      83,632
           Exel PLC                                                                             4,280                      60,734
           GKN PLC "B"                                                                          9,548                     100,831
           Glaxo Smithkline PLC                                             +                  71,788                   2,026,637
           Granada Compass PLC                                                                 26,888                     292,584

                                      115

           Great Universal Stores PLC                                                          12,943                     101,595
           Halifax Group PLC                                                                   26,640                     264,021
           Hanson PLC                                                                           8,871                      60,820
           Hays PLC                                                                            21,079                     121,535
           Hilton Group PLC                                                                    25,162                      78,551
           HSBC Holdings PLC                                                                  106,781                   1,571,058
           Imperial Chemical Industries PLC                                                    10,723                      88,413
           International Power PLC                                          +                  16,708                      62,642
           Invensys PLC                                                                        43,730                     102,223
           J Sainsbury PLC                                                                     23,424                     138,904
           Johnson Matthey PLC                                                                  3,522                      55,501
           Kidde PLC                                                        +                   9,227                       9,924
           Kingfisher PLC                                                                      17,676                     131,419
           Land Securities PLC                                                                  6,367                      80,125
           LASMO PLC                                                                           21,934                      65,526
           Lattice Group PLC                                                +                  43,537                      98,198
           Legal & General Group PLC                                                           59,959                     165,241
           Lloyds TSB Group PLC                                                                62,981                     666,049
           Logica PLC                                                                           5,364                     140,213
           Marconi PLC                                                                         32,308                     346,978
           Marks & Spencer PLC                                                                 37,999                     105,573
           Misys PLC                                                                            7,480                      73,741
           National Grid Group PLC                                                             16,987                     154,397
           Nycomed Amersham PLC "A"                                                             9,180                      76,446
           P&O Princess Cruises PLC                                         +                  12,391                      52,379
           Pearson PLC                                                                          9,309                     221,087
           Peninsular & Oriental Steam Navigation Co. PLC                                      14,694                      69,576
           Provident Financial PLC                                                              2,743                      40,522
           Prudential Corp. PLC                                                                22,534                     362,507
           Psion PLC                                                                            3,830                      16,390
           Railtrack Group PLC                                                                  6,521                      90,099
           Reed International PLC                                                              15,146                     158,365
           Rentokil Initial PLC                                                                27,771                      95,821
           Reuters Group PLC                                                                   16,811                     284,503
           Rio Tinto PLC                                                                       12,690                     223,289
           Royal Bank of Scotland Group PLC                                                    30,954                     731,452
           Royal Bank of Scotland Group PLC                                 +                   1,005                       1,246
           Sage Group PLC                                                                      15,879                      72,756
           Schroders PLC                                                                        3,718                      73,362
           Scottish Power PLC                                                                  21,727                     171,680
           Sema Group PLC                                                                       9,185                      40,439
           Slough Estates PLC                                                                   7,368                      45,343
           Smith & Nephew PLC                                                                  13,497                      62,498
           Smiths Group PLC                                                                     8,306                     100,246
           Tesco PLC                                                                           78,855                     321,263
           3i Group PLC                                                                         6,854                     126,744
           Unilever PLC                                                                        34,352                     294,015
           United Utilities PLC                                                                 7,650                      75,988
           Vodafone Group PLC ADR                                                             716,336                   2,626,804
           Wolseley PLC                                                                         9,736                      66,896
           WPP Group PLC                                                                       13,005                     169,390
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                       22,459,871
           -----------------------------------------------------------------------------------------------------------------------

                                      116

           -----------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCKS
           (Cost: $105,222,373)                                                                                       104,005,876
           -----------------------------------------------------------------------------------------------------------------------


           Security                                                                           Shares                        Value
           -----------------------------------------------------------------------------------------------------------------------

           PREFERRED STOCKS--0.47%
           AUSTRALIA--0.16%
           -----------------------------------------------------------------------------------------------------------------------
           News Corp. Ltd.                                                                     24,536                     174,603
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          174,603
           -----------------------------------------------------------------------------------------------------------------------

           GERMANY--0.31%
           -----------------------------------------------------------------------------------------------------------------------
           Prosieben Satellite Media AG                                                         2,000                      60,172
           SAP AG - Vorzug                                                                      1,554                     218,252
           Volkswagen AG                                                    +                   1,600                      47,552
           -----------------------------------------------------------------------------------------------------------------------
                                                                                                                          325,976
           -----------------------------------------------------------------------------------------------------------------------

           TOTAL PREFERRED STOCKS
           (Cost: $552,811)                                                                                               500,579
           -----------------------------------------------------------------------------------------------------------------------


           Security                                                                       Face Amount                       Value
           -----------------------------------------------------------------------------------------------------------------------

           SHORT TERM INSTRUMENTS--2.50%

           -----------------------------------------------------------------------------------------------------------------------
           Federal Home Loan Mortgage Corporation Discount Note
             6.51%, 01/16/01                                                ++                469,448                     469,448
           Goldman Sachs Financial Square Prime Obligation Fund
                                                                            ++                468,697                     468,697
           Providian Temp Cash Money Market Fund
                                                                            ++                653,384                     653,384
           Short Term Investment Company Liquid Assets Portfolio
                                                                            ++              1,053,015                   1,053,015
           -----------------------------------------------------------------------------------------------------------------------

           TOTAL SHORT TERM INSTRUMENTS
           (Cost: $2,644,544)                                                                                           2,644,544
           -----------------------------------------------------------------------------------------------------------------------


           Security                                                                           Face Amount                   Value
           -----------------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT-1.00%

           -----------------------------------------------------------------------------------------------------------------------
           Investors Bank & Trust Tri Party Repurchase Agreement, dated
           12/29/00, due 01/02/01, with a maturity value of $1,055,026 and an effective yield of
           5.73%.                                                                           1,054,355                   1,054,355

           TOTAL REPURCHASE AGREEMENT
           (Cost: $1,054,355)                                                                                           1,054,355
           -----------------------------------------------------------------------------------------------------------------------

                                      117

           TOTAL INVESTMENTS IN SECURITIES -- 102.25%
           (Cost $109,474,083)                                                                                        108,205,354
           -----------------------------------------------------------------------------------------------------------------------
           Other Assets, Less Liabilities -- (2.25%)                                                                   (2,382,168)
           -----------------------------------------------------------------------------------------------------------------------
           NET ASSETS -- 100.00%                                                                                     $105,823,186
           =======================================================================================================================

          *    Denotes all or part of security on loan. See Note 4.

          +    Non-income earning securities.

          ++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Assets and Liabilities
December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments at market value (Cost:  $109,474,083) (Note 1)                                          $        108,205,354
Cash pledged for margin requirements (Note 1)                                                                    131,270
Foreign currency, at value (Cost: $1,078,833)                                                                  1,128,999
Receivables:
       Dividends and interest                                                                                    121,164
Unrealized gain on forward foreign currency exchange contracts                                                    34,519
                                                                                                    ---------------------
Total Assets                                                                                                 109,621,306
                                                                                                    ---------------------
LIABILITIES
Payables:
       Investment securities purchased                                                                         1,086,586
       Due to broker - variation margin                                                                           19,770
       Collateral for securities loaned (Note 4)                                                               2,644,544
       Due to BGFA (Note 2)                                                                                       18,299
       Due to BGI and Stephens (Note 2)                                                                           23,185
Unrealized loss on forward foreign currency exchange contracts                                                     5,736
                                                                                                    ---------------------
Total Liabilities                                                                                              3,798,120
                                                                                                    ---------------------
NET ASSETS                                                                                          $        105,823,186
                                                                                                    =====================



-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Operations
For the Year Ended December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $130,032)                                       $          1,039,307
       Interest (Includes securities lending income of $867)                                                     176,281
                                                                                                    ---------------------
Total investment income                                                                                        1,215,588
                                                                                                    ---------------------
EXPENSES (Note 2)
       Advisory fees                                                                                             106,111
       Administration fees                                                                                        70,740
                                                                                                    ---------------------
Total expenses                                                                                                   176,851
                                                                                                    ---------------------
Net investment income                                                                                          1,038,737
                                                                                                    ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                                                1,893,859
       Net realized loss on sale of futures contracts                                                           (132,589)
       Net realized loss on foreign currency transactions                                                       (275,452)
       Net change in unrealized appreciation (depreciation) of investments                                   (12,944,955)
       Net change in unrealized appreciation (depreciation) of futures contracts                                (174,147)
       Net change in unrealized appreciation (depreciation) on translation of assets and liabilities
       in foreign currencies                                                                                      64,464
                                                                                                    ---------------------
Net loss on investments                                                                                      (11,568,820)
                                                                                                    ---------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $        (10,530,083)
                                                                                                    =====================

-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     For the Year Ended     For the Period Ended
                                                                                     December 31, 2000      December 31, 1999*
                                                                                     --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
       Net investment income                                                         $         1,038,737    $           106,126
       Net realized gain                                                                       1,485,818                 32,307
       Net change in unrealized appreciation (depreciation)                                  (13,054,638)            11,799,108
                                                                                     --------------------   --------------------
Net increase (decrease) in net assets resulting from operations                              (10,530,083)            11,937,541
                                                                                     --------------------   --------------------
Interestholder transactions:
       Contributions                                                                          96,549,910             54,039,755
       Withdrawals                                                                           (43,819,294)            (2,354,643)
                                                                                     --------------------   --------------------
Net increase in net assets resulting from interestholder transactions                         52,730,616             51,685,112
                                                                                     --------------------   --------------------
Increase in net assets                                                                        42,200,533             63,622,653
NET ASSETS:
Beginning of period                                                                           63,622,653                     --
                                                                                     --------------------   --------------------
End of period                                                                        $       105,823,186    $        63,622,653
                                                                                     ====================   ====================

--------------------------------------------------------------------------------------------------------------------------------

* For the period from October 1, 1999 (commencement of operations) to December 31,1999.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:


-------------------------------------------------------------------------------
Number of       Futures       Expiration       Notional         Net Unrealized
Contracts        Index           Date       Contract Value       Depreciation
-------------------------------------------------------------------------------

   3             FTSE 100       03/16/01     $    277,872       $      (5,587)
  12              EURO 50       03/16/01          541,379              (3,948)
  14           NIKKEI 300       03/16/01          321,109              (8,487)
                                                                --------------
                                                                      (18,022)

-------------------------------------------------------------------------------

     The Master Portfolio has pledged to a broker a cash balance in the amount of $131,270 for margin requirements.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $1,082,253.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2000, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

   --------------------------------------------------------------------------------------------------------
                                                                                                  Net
                          Foreign Currency     Exchange    Foreign Currency   U.S. Dollar      Unrealized
   Currency                Purchased/Sold        Date       Cost/Proceeds        Value         Gain (Loss)
   --------------------------------------------------------------------------------------------------------
   Purchase Contracts
   British Pound Sterling       236,240        02/06/01      $   348,000     $   353,137       $    5,137
   Euro Dollar                  690,295        02/06/01          619,000         648,382           29,382
   Japanese Yen              32,452,760        02/06/01          291,000         285,635           (5,365)
   --------------------------------------------------------------------------------------------------------
   Net Unrealized Gain on Purchase Contracts                                                       29,154
   --------------------------------------------------------------------------------------------------------
   Sale Contracts
   British Pound Sterling         3,386        02/06/01      $     5,000     $     5,061       $      (61)
   Euro Dollar                   13,106        02/06/01           12,000          12,310             (310)
   --------------------------------------------------------------------------------------------------------
   Net Unrealized Loss on Sale Contracts                                                             (371)
   --------------------------------------------------------------------------------------------------------
   Net Unrealized Gain on Forward
             Foreign Currency Contracts                                                        $   28,783
   --------------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

                  Purchases at cost            $    88,079,464
                  Sales proceeds                    31,679,758

     At December 31, 2000, the cost of investments for federal income tax purposes was $110,086,884. Net unrealized depreciation aggregated $1,881,530, of which $5,515,591 represented gross unrealized appreciation on securities and $7,397,121 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $2,499,826 and the value of the related collateral was $2,644,544.

5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:

------------------------------------------------------------------------
                                            For the          For the
                                          Year Ended      Period Ended
                                          December 31,     December 31,
                                              2000            1999 *
------------------------------------------------------------------------


        Ratio of expenses to           +      0.25%           0.25%
        average net assets
        Ratio of net investment        +      1.47%           0.82%
        income to average net assets
        Portfolio turnover rate                 45%             39%
        Total return                        -14.85%          20.50% ++

------------------------------------------------------------------------

*    Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
+    Annualized for periods of less than one year.
++   Not annualized.


6.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

San Francisco, California
February 9, 2001


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